PROSPECTUS

November 16, 2016

Griffin Institutional Access Real Estate Fund
Class A Shares (GIREX) and Class C Shares (GCREX) of Beneficial Interest
$2,500 minimum purchase for regular accounts
$1,000 minimum purchase for retirement plan accounts

Griffin Institutional Access Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

This prospectus concisely provides the information that a prospective investor should know about the Fund before investing.  You are advised to read this prospectus carefully and to retain it for future reference.  Additional information about the Fund, including the Class A and Class C Statement of Additional Information (“SAI”) dated November 16, 2016, has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available upon request and without charge by writing the Fund at c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, or by calling toll-free 1-888-926-2688.  The table of contents of the SAI appears on page 59 of this prospectus.  You may request the Fund’s SAI, annual and semi-annual reports when available, and other information about the Fund or make shareholder inquiries by calling 1-888-926-2688 or by visiting http://www.griffincapital.com.  The SAI, material incorporated by reference and other information about the Fund, is also available on the SEC’s website at http://www.sec.gov. The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link.

Investment Objective. The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.

Risks.  Investing in the Fund involves a high degree of risk.  In particular:

•	The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.

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The Fund will ordinarily declare and pay distributions from its net investment income and distribute net realized capital gains, if any, once a quarter, however, the amount of distributions that the Fund may pay, if any, is uncertain.

•	The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as a return of capital and borrowings.

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Investors will pay offering expenses and, with regard to those share classes that impose a front-end sales load, a sales load of up to 5.75%. You will have to receive a total return at least in excess of these expenses to receive an actual return on your investment.

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The Adviser. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser has engaged Aon Hewitt Investment Consulting, Inc. ("Aon Hewitt”, “AHIC” or the “Private Sub-Adviser”), an indirect wholly-owned subsidiary of Aon plc and a registered investment adviser under the Advisers Act, to provide ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to private, institutional real estate investment funds managed by institutional investment managers. Aon Hewitt's Global Investment Consulting Practice had $84.7 billion ($62.2 billion in the U.S.) in assets under management and $4.2 trillion ($3.1 trillion in the U.S.) in assets under advisement with 2,567 retainer and project clients (899 in the U.S.) as of June 30, 2016. Additionally, the Adviser has engaged CenterSquare Investment Management, Inc. (“CenterSquare” or the “Public Sub-Adviser”), a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, including publicly traded income producing equity and debt real estate related securities. CenterSquare is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc., the sole real estate investment subsidiary of The Bank of New York Mellon Corporation, with $8.2 billion in assets under management as of December 31, 2015. See “The Fund” and “Investment Objective, Strategies and Investment Features.”

Securities Offered. The Fund engages in a continuous offering of classes of shares of beneficial interest of the Fund. Class A shares and Class C shares are offered by this prospectus. The Fund has registered 40 million shares and is authorized as a Delaware statutory trust to issue an unlimited number of shares.  The Fund is offering to sell, through its distributor, under the terms of this prospectus, 40 million shares of beneficial interest, at net asset value from which any applicable sales load will be deducted.  As of May 31, 2016, the Fund’s net asset value per share was $26.71 for Class A shares and $26.56 for Class C Shares. As of May 31, 2016, there were 14,076,037 Class A shares outstanding and 7,205,094 Class C shares outstanding.  The maximum sales load is 5.75% of the amount invested for Class A shares, while Class C shares are not subject to sales loads. The minimum initial investment by a shareholder for Class A and Class C is $2,500 for regular accounts and $1,000 for retirement plan accounts. Subsequent investments may be made with at least $100 for regular accounts and $50 for retirement plan accounts.  The Fund reserves the right to waive investment minimums.  The Fund’s Shares are offered through ALPS Distributors, Inc. (the “Distributor”), as the distributor.  In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders.  The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its best efforts to solicit orders for the sale of the shares.  Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.  During the continuous offering, shares will be sold at the net asset value of the Fund next determined plus the applicable sales load. See “Plan of Distribution.”  The Fund’s continuous offering is expected to continue in reliance on Rule 415 under the Securities Act of 1933, as amended until the Fund has sold shares in an amount equal to approximately $2,000,000,000.

The shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time.  No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of Fund’s shares at net asset value, and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.  Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity.  Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. See “Risk Factors” below in this prospectus.

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Investment Adviser
Griffin Capital Advisor, LLC (the “Adviser”)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the Statement of Additional Information, particularly the information set forth under the heading “Risk Factors.”

The Fund
Griffin Institutional Access Real Estate Fund is a continuously offered, non-diversified, closed-end management investment company.  See “The Fund.” The Fund is an interval fund that will provide limited liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See “Quarterly Repurchases of Shares,” and “Determination of Net Asset Value.”

Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.

Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities (as defined below).  The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds (as defined below) and publicly traded real estate securities.

The Fund may also invest in exchange traded funds (“ETFs”), index mutual funds (“Index Funds”), and Other Investment Vehicles (as defined below), as well as other publicly traded income producing equity and debt securities.  In certain circumstances or market environments the Fund may reduce its investment in real estate securities and hold a larger position in cash or cash equivalents.  The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate securities.  The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities.

The Fund defines “real estate securities” to include common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private, institutional real estate investment funds managed by institutional investment managers (“Private Investment Funds”); publicly traded real estate investment trusts (“Public REITs”); publicly traded real estate operating companies (“Public REOCs”); ETFs, Index Funds, and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in real estate (collectively, “Other Investment Vehicles”).  A select number of Private Investment Funds in which the Fund may invest may charge a performance fee.  Shareholders will pay a pro rata share of asset-based and performance fees associated with the Fund’s underlying investments, including its Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds, and Other Investment Vehicles (together, the “Underlying Funds” and each, an “Underlying Fund”).  The portfolio managers of the Fund consider an issuer to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

By investing in the Fund, the Adviser expects that shareholders may realize (either directly or indirectly) the following potential benefits:

•     Access to Institutional Managers -- Many of the Private Investment Funds in which the Fund invests are intended for large, institutional investors and have a large minimum investment size and other investor criteria that might otherwise limit their availability to individual, non-institutional investors.  Thus, the Fund enables investors to invest in Private Investment Funds managed by leading institutional investment managers that may not be otherwise available to individual, non-institutional investors.

•    Multi-Strategy, Multi-Manager Investment Strategy -- Given the investment strategy of the Fund, investors are able to execute a multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Private Investment Funds in which the Fund invests, such a strategy may not otherwise be feasible to the individual investor.

•    More Attractive Investment Terms -- By taking advantage of volume and other discounts that typically are not available to individual investors, the Adviser believes that the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by the Private Investment Funds in which the Fund  invests and which may not otherwise be permitted or available to individual investors.

•    Customized Public Market Strategy in line with Fund Objectives -- CenterSquare has managed a U.S. REIT strategy focused on providing current income and long term capital appreciation since 1995. The Fund provides access to CenterSquare’s proprietary investment process, which typically is reserved for institutional investors and seeks to identify real estate securities that are undervalued relative to their peers.

The Fund’s real estate industry investment policy is fundamental and may not be changed without shareholder approval.  The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Investment Strategy
The Adviser executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities. The Fund may also invest in ETFs, Index Funds, and Other Investment Vehicles, as well as other publicly traded income producing equity and debt securities.  With respect to selecting the Private Investment Funds in which the Fund invests, the Adviser considers various inputs, including quantitative and qualitative assessment of the management team and its track record, property evaluation and structure, and other information that is typically not available to an individual investor.

Aon Hewitt assists the Adviser by providing ongoing research, opinions and recommendations to the portion of the Fund’s investment portfolio that is allocated to Private Investment Funds. Aon Hewitt is a leading advisor to corporate and public pension plans, defined contribution plans, union associations, health systems, financial intermediaries, endowments and foundations. Under normal circumstances, such securities will likely comprise between 50% and 95% of the Fund’s portfolio.

CenterSquare assists the Adviser by managing the portion of the Fund’s investment portfolio that is allocated to publicly traded securities, such as common and preferred stocks, and debt securities of issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets.  For purposes of the strategy’s investment policies, CenterSquare considers a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The strategy usually holds approximately 40 to 60 stocks.  Under normal circumstances, such securities will likely comprise between 5% and 50% of the Fund’s portfolio.

Investment Adviser
The Adviser was formed in August 2013 and commenced operations in March 2014 and is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act. Although the Adviser has a limited investment track-record, the portfolio manager of the Adviser, Dr. Randy Anderson, has substantial experience in managing a closed-end interval fund and pursuing an investment strategy substantially similar to the strategy being pursued by the Fund.  The Adviser is an indirect majority-owned subsidiary of Griffin Capital Corporation (“Griffin Capital”), a privately-held, Los Angeles headquartered investment and asset management company with a 21-year track record sponsoring real estate investment vehicles and managing institutional capital. Led by senior executives with more than two decades of real estate experience who have collectively closed transactions representing over $22 billion in value, Griffin Capital and its affiliates have acquired or constructed approximately 55.4 million square feet of space since 1995. Griffin Capital and its affiliates own, manage, sponsor and/or co-sponsor a portfolio consisting of approximately 38* million square feet of space, located in 30 states and the United Kingdom, representing approximately $6.9* billion in asset value, based on purchase price, as of September 30, 2016.

* Includes the property information related to interests held in certain joint ventures.

Sub-Advisers
The Adviser may, from time to time, engage one or more investment sub-advisers.  Any sub-adviser chosen by the Adviser will be paid by the Adviser based only on the portion of Fund assets allocated to any such sub-adviser by the Adviser.  Shareholders do not pay any sub-adviser fees.

The Adviser has engaged Aon Hewitt Investment Consulting, Inc., a registered investment adviser under the Advisers Act, to provide ongoing research, opinions and recommendations to the portion of the Fund’s investment portfolio that is allocated to Private Investment Funds.  Under normal circumstances, such securities will likely comprise between 50% and 95% of the Fund’s portfolio.

The Adviser has engaged CenterSquare Investment Management, Inc., a registered investment adviser under the Advisers Act, to manage the portion of the Fund’s investment portfolio that is allocated to publicly traded securities, such as common and preferred stocks, and debt securities of issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets.  Under normal circumstances, such securities are estimated to comprise between 5% and 50% of the Fund’s portfolio.

Fees and Expenses
The Adviser is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s daily net assets.  The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 1.91% and 2.66% per annum of the Fund’s average daily net assets (the “Expense Limitation”) attributable to Class A and Class C shares, respectively. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded.  The Expense Limitation Agreement will remain until November 30, 2017, unless and until the Board approves its modification or termination. The Fund does not anticipate that the Fund’s Board of Trustees will terminate the Expense Limitation Agreement during this period.  The Expense Limitation Agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  After one year from the effective date of the registration statement, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.  See “Management of the Fund.”

Administrator and Accounting Agent	ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s Administrator and Accounting Agent. See “Management of the Fund.”
Distribution Fees
Class C shares will pay to the Distributor a distribution fee (the “Distribution Fee”) that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C shares and is payable on a quarterly basis.  Class A shares are not subject to a Distribution Fee. See “Plan of Distribution.”

Transfer Agent	DST Systems, Inc. serves as the Fund’s Transfer Agent. See “Management of the Fund.”

Closed-End Fund Structure
Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange.  Unlike many closed-end funds, however, the Fund’s shares will not be listed on a stock exchange.  Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund’s shares (at least 5%) quarterly, which is discussed in more detail below.  The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

Share Classes
The Fund currently offers five different classes of shares: Class A, Class C, Class I, Class M and Class L shares.  The Fund began continuously offering its common shares on June 30, 2014.  As of May 4, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares.  On November 16, 2016, the Fund created its Class M and Class L shares.  An investment in any share class of the Fund represents an investment in the same assets of the Fund.  However, the purchase restrictions and ongoing fees and expenses for each share class are different.  The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.”  If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor.  When selecting a share class, you should consider which Share classes are available to you, how much you intend to invest, how long you expect to own shares, and the total costs and expenses associated with a particular share class.  The Fund also offers Class I, Class M and Class L shares, which are subject to different sales loads and ongoing fees and expenses, through separate prospectuses.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Suitability
An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money.  An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.  An investment in the Fund should not be viewed as a complete investment program.

Repurchases of Shares
The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See “Quarterly Repurchases of Shares.”

Summary of Risks
Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund’s shares.  See “Risk Factors.”

Risks Related to an Investment in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk.  The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly.  The performance fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments.  Shareholders of the Private Investment Funds are not entitled to the protections of the Investment Company Act of 1940 (the “1940 Act”).  For example, Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Private Investment Funds may leverage to an unlimited extent, and may engage in joint transactions with affiliates.  These characteristics present additional risks for shareholders.

Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected a Private Investment Fund, a Public REIT or Other Investment Vehicle, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Fund and the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund).  The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

Issuer and Non-Diversification Risk.  The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk.  There currently is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop.  Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  The Fund’s investments also are subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.  The judgments of both the Adviser and Sub-Advisers regarding the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different real estate asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks.  Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities.  The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Risks Related to Our Investments

Real Estate Industry Concentration Risk. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of REITs and other real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties.  Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties.  Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties.  Hotel properties and other properties in the hospitality real estate sector, such as motels and extended-stay properties, are affected by declines in business and leisure travel.

Healthcare Properties.  Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties.  Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Multifamily Properties.  Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties.  Residential properties can be significantly affected by the national, regional and local real estate markets.  This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers.  Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

Self-Storage Properties.  Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues.  Real estate development companies are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance. Certain of the companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants.  The ability of real estate companies to make distributions to shareholders depends upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their lease payments.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues.  Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

REIT Risk. Share prices of Public REITs may decline because of adverse developments affecting the real estate industry and real property values.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.  Dividends paid by REITs may not receive preferential tax treatment afforded other dividends.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

Underlying Funds Risk.  The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities.  The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.

Use of Leverage by the Fund.  Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings.  Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  In that regard, the Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value.  Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation of Private Investment Funds.  The Private Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager to determine the estimated value of the Fund’s investment therein.  The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party.  To determine the estimated value of the Fund’s investment in Private Investment Funds, the Adviser considers, among other things, information provided by the Private Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

Preferred Securities Risk.  Preferred securities are subject to credit risk and interest rate risk.  Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise.  Securities with longer maturities tend to be more sensitive to interest rate changes.  Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time.  In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk.  Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities.  As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  The market value of bonds and preferred shares tend to decline as interest rates increase.  Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due.  In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond.  The price of equity securities into which a convertible security may convert may fall because of economic or political changes.  Stock prices in general may decline over short or even extended periods of time.  Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Fixed Income Risk.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Fixed income securities are also subject to default risk.

Option Writing Risk.  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

Risks Associated with Debt Financing

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Credit Risk.  Issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

U.S. Federal Income Tax Matters
The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code.  In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year.  If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions.  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.  See “U.S. Federal Income Tax Matters.”

Distribution Policy and Dividend Reinvestment Plan
The Fund’s distribution policy is to make quarterly distributions to shareholders. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Distribution Policy and Dividend Reinvestment Plan.”

Custodian	UMB Bank, n.a. (“Custodian”) serves as the Fund’s custodian. See “Management of the Fund.”

SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class A	Class C
Maximum Sales Load (as a percent of offering price)	5.75%	None
Contingent Deferred Sales Charge[1]	None	1.00%
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%	1.50%
Interest Payments on Borrowed Funds[2]	0.03%	0.03%
Other Expenses[3]	1.13%	1.88%
Shareholder Servicing Expenses	0.25%	0.25%
Distribution Fee	None	0.75%[4]
Remaining Other Expenses	0.88%	0.88%
Acquired Fund Fees and Expenses[5]	0.02%	0.02%
Total Annual Expenses[6]	2.68%	3.43%
Fee Waiver and Reimbursement	(0.72%)	(0.72%)
Total Annual Expenses (after fee waiver and reimbursement)[7]	1.96%	2.71%

[1]	Class C shareholders may be subject to a contingent deferred sales charge on shares redeemed during the first 365 days after their purchase.

[2]
“Interest payments on borrowed funds” is estimated based on the interest rate currently in effect with respect to the Trust’s credit facilities and includes the ongoing commitment fees payable under the terms of the credit facilities.

[3]
Other Expenses represents the Fund expenses as they are calculated in the Fund’s NSAR Annual Report. Similar to a mutual fund that invests in REITs that does not include the operating expense of the underlying REITs, this total does not include the REIT fees and expenses of the underlying Private Investment Funds that hold assets through operating REITs, as discussed further in footnote 7 below. The Fund’s Other Expenses will increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown.

[4]
The Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares and is payable on a quarterly basis. See “Plan of Distribution.”

[5]
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. The Adviser estimates that such performance fees may range between 10% and 20% of the Acquired Fund’s realized and, in certain cases, unrealized gains.  Acquired Fund Fees and Remaining Other Expenses do not include brokerage or transaction costs incurred by the Acquired Funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights due to the Acquired Fund Fees & Expenses and certain other adjustments.

[6]
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.91% and 2.66% per annum of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively (the Expense Limitation). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until November 30, 2017, unless and until the Board approves its modification or termination.  This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  See “Management of the Fund.”

[7]
Total Annual Expenses do not include the indirect fees and expenses of the Private Investment Funds that are not investment companies or other privately offered traditional pooled investment vehicles. The indirect fees and expenses of the Private Investment Funds include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Investment Funds.

The Summary of Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table assumes that the Fund issues shares in an amount equal to $90 million. You may qualify for sales load discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Purchase Terms” starting on page 55 of this prospectus. More information about management fees, fee waivers and other expenses is available in “Management of the Fund” starting on page 37 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (the Example assumes the Fund’s Expense Limitation Agreement will remain in effect for only one year):

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$76	$129	$185	$336
Class C	$27	$99	$172	$366

The following example illustrates the hypothetical expenses that you would pay on $1,000 investment assuming annual expenses attributable to shares remain unchanged, shares earn a 5% annual return (the Example assumes the Fund’s Expense Limitation Agreement will remain in effect for only one year), and you redeemed your shares in full at the end of such period.

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$76	$129	$185	$336
Class C*	$37	$99	$172	$366

*
If the Contingent Deferred Sales Charge applies. See “ Contingent Deferred Sales Charge ” under “Quarterly Repurchases of Shares.”  If the Contingent Deferred Sales Charge does not apply, the hypothetical expenses you would pay on $1,000 investment in Class C Shares would be $27, assuming annual expenses attributable to shares remain unchanged, shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1 Year period.

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee.  However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by ALPS currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance.  The table below reflects the financial results for shares of the Fund.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by BBD, LLP, an independent registered public accounting firm (except for the financial highlights for the six month period ended March 31, 2016, which are unaudited), an independent registered public accounting firm, whose report, along with this information and additional Fund performance and portfolio information, appears in the Fund’s Annual Report dated September 30, 2015. To request the Fund’s Annual Report, please call 1-888-926-2688.  The table below sets forth financial data for one Class A share and one Class C share of beneficial interest outstanding throughout the period presented.

Griffin Institutional Access Real Estate Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
Net asset value, beginning of period	$25.97		$25.31	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.19		0.09	0.01
Net realized and unrealized gain	1.02		1.90	0.60
Total from investment operations	1.21		1.99	0.61

DISTRIBUTIONS:
From net investment income	(0.69)		-	-
From net realized gain on investments	-		(0.32)	(0.01)
Return of capital	-		(1.01)	(0.29)
Total distributions	(0.69)		(1.33)	(0.30)

Net increase in net asset value	0.52		0.66	0.31
Net asset value, end of period	$26.49		$25.97	$25.31
TOTAL RETURN(c)	4.72%		8.03%	2.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$312,712		$130,847	$35,845
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	2.29	%(e)	2.82%	N/A
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	2.14	%(e)	1.94%	N/A
Ratio of net investment income to average net assets(d)(f)	1.43	%(e)	0.35%	N/A

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	2.06	%(e)	2.79%	6.77	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.91	%(e)	1.91%	1.91	%(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)(f)	1.50	%(e)	0.38%	0.15	%(e)
Portfolio turnover rate(g)	10%		29%	7%

(a)	The Fund’s Class A shares commenced operations on June 30, 2014.
(b)	Calculated using the average shares method.
(c)
Total returns are for the period indicated and have not been annualized and do not reflect the impact of sales charges.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

Griffin Institutional Access Real Estate Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
Net asset value, beginning of period	$25.95		$26.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.00	(c)
Net realized and unrealized gain	1.03		0.09
Total from investment operations	1.12		0.09

DISTRIBUTIONS:
From net investment income	(0.69)		-
Return of capital	-		(0.34)
Total distributions	(0.69)		(0.34)

Net (decrease) in net asset value	(0.43)		(0.25)
Net asset value, end of period	$26.38		$25.95
TOTAL RETURN(d)	4.36%		0.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$138,717		$13,547
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	3.04	%(f)	3.32	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.89	%(f)	2.69	%(f)
Ratio of net investment income to average net assets(e)(g)	0.73	%(f)(h)	0.00	%(f)(h)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.81	%(f)	3.29	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.66	%(f)	2.66	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)(g)	0.80	%(f)	0.03	%(f)
Portfolio turnover rate(i)	10%		29%

(a)	The Fund’s Class C shares commenced operations on August 10, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized and do not reflect the impact of sales charges.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Less than 0.005%.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the fund level.

USE OF PROCEEDS

The net proceeds of the continuous offering of shares, after payment of any applicable sales load, will be invested in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. The Fund will pay offering expenses incurred with respect to its continuous offering.  Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund will invest in money market or short-term fixed income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate.

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.  The Fund was organized as a Delaware statutory trust on November 5, 2013.  The Fund’s principal office is located at Griffin Capital Plaza, 1520 E. Grand Avenue, El Segundo, CA 90245, and its telephone number is 1-888-926-2688.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.  Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities, primarily in Private Investment Funds, selected by the Adviser, in conjunction with the Private Sub-Adviser.  The Fund will also invest directly in publicly traded income producing equity and debt securities, including publicly traded income producing equity and debt real estate securities, selected by the Public Sub-Adviser. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate securities.

The Fund defines real estate securities to include common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: Private Investment Funds; publicly traded real estate securities such as Public REITs; Public REOCs, ETFs, Index Funds, and Other Investment Vehicles.  The portfolio managers of the Fund consider an issuer to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities.  By investing in the Fund, the Adviser expects that shareholders may realize (either directly or indirectly) the following potential benefits:

•
Access to Institutional Managers -- Many of the Private Investment Funds in which the Fund invests are intended for large, institutional investors and have a large minimum investment size and other investor criteria that might otherwise limit their availability to individual, non-institutional investors.  Thus, the Fund enables investors to invest in Private Investment Funds managed by leading institutional investment managers that may not be otherwise available to individual, non-institutional investors.

•
Multi-Strategy, Multi-Manager Investment Strategy -- Given the investment strategy of the Fund, investors are able to execute a multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Private Investment Funds in which the Fund invests, such a strategy may not otherwise be feasible to the individual investor.

•
More Attractive Investment Terms -- By taking advantage of volume and other discounts that typically are not available to individual investors, the Adviser believes that the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by the Private Investment Funds in which the Fund invests and which may not otherwise be permitted or available to individual investors.

•
Customized Public Market Strategy in line with Fund Objectives – CenterSquare has managed a U.S. REIT strategy focused on providing current income and long term capital appreciation since 1995. The Fund provides access to CenterSquare’s proprietary investment process, which typically is reserved for institutional investors and seeks to identify real estate securities that are undervalued relative to their peers.

The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities.  The Fund may also invest in issuers in foreign and emerging markets.

The Statement of Additional Information contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of ‘best in class’ real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities. The Fund may also invest in ETFs, Index Funds, and Other Investment Vehicles, as well as other publicly traded income producing equity and debt securities.  The term “best-in-class” refers to Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds, and Other Investment Vehicles that the Adviser has identified as likely providing above average risk adjusted returns based on information provided through the Adviser’s selection process.

The Adviser, in conjunction with the Sub-Advisers, employs a regimen of quantitative and qualitative criteria in its selection process to arrive at a universe of investments which the Adviser considers to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser, in conjunction with the Sub-Advisers, will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The Adviser is assisted in the ongoing monitoring and maintenance of its research database by the Sub-Advisers whom employ systematic monitoring practices of the private fund management marketplace as well as the publicly traded equity and debt markets.

Private Investment Funds.     Private Investment Funds are investment funds that invest primarily in real estate and are managed by institutional investment managers with expertise in investing in real estate and real estate-related securities.  Due to sizable minimum investment requirements and selective investor qualification criteria, many Private Investment Funds limit their direct investors to mainly institutions such as endowments and pension funds.  The Fund allows investors to gain access to Private Investment Funds that may not otherwise be available to individual investors.  Further, due to the Fund’s multi-manager, multi-sector, and multi-strategy approach, investors can gain access to a broad range of strategies and sectors in real estate and real estate-related securities.  The Fund may invest up to 10% of its assets in private funds employing hedging strategies (commonly known as “hedge funds”, i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

REITs.    The Fund may invest in Real Estate Investment Trusts (“REITs”), both directly and through its investments in Private Investment Funds.  REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges, such as the NYSE and NASDAQ.

REOCs.     The Fund may invest in Real Estate Operating Companies (“REOCs”), both directly and through its investments in Private Investment Funds.  REOCs are companies that invests in real estate and whose shares trade on a public exchange. A real estate operating company (REOC) is similar to a real estate investment trust (REIT), except that a REOC will reinvest its earnings, rather than distributing them to unit holders as REITs do.

Exchange Traded Funds.     ETFs are traded similarly to stocks and listed on major stock exchanges.  Potential benefits of ETFs include diversification, cost and tax efficiency, liquidity, marginability, utility for hedging, the ability to go long and short, and (in some cases) quarterly dividends.  An ETF may attempt to track a particular market segment or index.

Index Funds.     An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index.  Index Funds are typically not actively managed, and potential benefits include low operating expenses, broad market exposure and low portfolio turnover.

Other Investment Vehicles.     The Fund may make investments in other investment vehicles such as closed-end funds, mutual funds and unregistered funds that invest principally, directly or indirectly, in real estate.  Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Criteria Used in Selecting Private Investment Funds

The Adviser, in conjunction with Aon Hewitt, will use both a quantitative screening process and a qualitative selection process when selecting securities for investment by the Fund in connection with its strategy.

The Fund utilizes a multi-manager, multi-sector, and multi-strategy approach.  The Adviser, with assistance from Aon Hewitt, selects Private Investment Funds believed to have the best risk adjusted return prospects from a peer group of issuers in a particular real estate sector with similar market capitalization and/or credit quality.  When constructing and balancing the Fund’s portfolio, the Adviser selects Private Investment Funds that it believes have relatively low volatility and will not be highly correlated to the broader equity or fixed income markets.

Aon Hewitt conducts on-going research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objective as well as to provide the Adviser information to make ongoing portfolio management decisions. By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions.

On-going monitoring of the Fund’s investments is utilized to assist the Adviser in maintaining portfolio allocations and managing cash in-flows and outflows.  The Adviser may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time.  The Adviser manages investments over a long-term time horizon while being mindful of the historical context of the markets.

Investment Strategy - Multi-Manager Diversification

The Fund employs a multi-manager approach by identifying and investing with various institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities.  Many of the Private Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds - as such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

In addition to pursuing a multi-manager approach, the Fund employs a multi-strategy approach in an attempt to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below.  Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds.  Thus a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Adviser believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market.  Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/ re-tenanting).

The Fund employs a multi-sector approach to diversify its investments by property sector - for example, across retail, office, multifamily, hospitality, industrial, residential, medical and/or self-storage sectors.  Because each real estate sector has its own investment cycle, correlations across property sectors are generally low.  Thus employing a multi-sector approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

Investment Strategy – Aon Hewitt Process

Aon Hewitt maintains a proprietary database of investment managers that tracks all the major real estate sectors. Aon Hewitt utilizes Investran™, a highly customizable alternative asset class tracking system. Investran™ provides fully integrated investment management, reporting, and client relations capabilities. Across all asset classes Aon Hewitt’s institutional manager search database contains over 11,000 managers and 23,000 products.  Aon Hewitt has 2000+ real estate partnerships covering 1300+ investment managers in its manager search database, plus ten years of useable performance data, Global, U.S., and Non U.S. real estate investment opportunities and managers are included. The data is generated through relationships with managers who desire access to Aon Hewitt’s institutional client base. Through the databases Aon Hewitt tracks what managers are currently in the market and when managers will be coming back to market.

Through this process, each potential investment is initially screened for factors such as strategy, value proposition, peer universe comparison, terms, and potential portfolio fit. Quarterly planning meetings are conducted by a senior due diligence team to set priorities.  In 2015 Aon Hewitt conducted nearly 3,500 formal manager meetings, 375 of which were with real estate managers.

The Adviser, in conjunction with Aon Hewitt, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which the Adviser considers to be ‘high calibers.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The systematic global manager research approach that Aon Hewitt follows is an ongoing process of continually monitoring the fund management marketplace.  This process is illustrated in the schematic below:

AHIC applies strong fundamental viewpoints and in-depth quantitative excellence to evaluate and rate products according to a myriad of factors. AHIC’s process is a clear reflection of our operational and research excellence, and consists of two main stages:

Initial Rating With the InForm Process
First, the InForm process, which uses AHIC’s proprietary model, analyzes available investment manager data and rates each product according to seven factors: business, staff, investment process, investment risk, performance, terms/conditions, and operations.

The InForm process, which has been rigorously tested, applies a quantitative framework around the fundamental insights AHIC believes indicate investment opportunities may be well-positioned to ultimately add value going forward. The proprietary model was fully designed and created in-house by the Aon Center for Innovation and Analytics, a $350 million analytics research center responsible for delivering data-driven insights to client teams.

This initial review process allows AHIC’s research professionals to quickly identify investment products with the strongest potential of ultimately obtaining a “buy” rating after AHIC’s extensive due-diligence process concludes. Products that receive an above-average rating may move on to AHIC’s full due diligence and rating process. A qualitative override of the InForm process result can move a selected product into the next phase of our research process. Overrides typically occur when the data does not match a fundamental understanding of a product (e.g., a newly offered product from a well-established, highly regarded manager).

Full Due Diligence and Rating Discussion
The second phase of AHIC’s research process is a more expanded evaluation of the seven aforementioned factors, including an in-depth assessment of operations. Examples of research topics by factor include:

▪	Business: profitability, stability and spread of ownership, client base, and remuneration policy

▪	Investment process: competitive advantage, repeatability, skill, and implementation

▪	Operational due diligence: operational controls, valuation of assets, independent directors, and third-party vendors

▪	Performance analysis: consistent with stated process, risk-adjusted, and persistent

▪	Risk: embedded in process, independent verification, and mix of measurements

▪	Staff: quality, depth of resource, team dynamic, and staff turnover

▪	Terms and conditions: client service, fees, ESG, and best practices in documentation

AHIC’s research teams meet and/or have conference calls with investment managers to gather needed information to perform in-depth research and prepare for a detailed rating meeting. A “buy” rating requires at least one on-site meeting with the manager. All requested information and notes are stored in AHIC’s  proprietary manager research information storage database. The system is accessible to both AHIC’s investment consultants and research professionals.

When full due diligence concludes, the product is then scored and rated through a formal voting process. Each manager must pass our operational due-diligence process to receive a “buy” rating.

A critical part of Aon Hewitt’s process is to play an active and value-added role after an investment has been made, resulting in a robust investment monitoring system. This is an important tool in reducing risk, improving or creating liquidity, properly reviewing valuations, reporting performance, and assuring conformance with various terms.

Aon Hewitt monitors investment activity and realization events during the life of the investment and believes that effective post-investment review can enhance the value of primary real estate investments. Aon Hewitt seeks to maintain an active dialogue with fund managers regarding issues such as approving various waivers, amendments, or extensions to the partnership documents, checking the allocations of income or loss, reviewing the distribution procedures and allocations, extension periods, fund reductions, conflicts of interest, advisory board matters, and related significant issues.

Aon Hewitt will provide to the Adviser investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports.  An overview of Aon Hewitt’s monitoring activities is included below:

Investment Monitoring

▪	Monitor incoming communications on a daily basis
▪	Review financial statements and other manager reports
▪	Track portfolio activity for compliance with fund investment strategy and guidelines
▪	Coordinate required actions and provide guidance to clients for such items as partnership agreement amendments, consents, and waivers

▪	Proactively identify potential portfolio issues and update investment ratings quarterly

Manager Monitoring

▪	Meet with each manager at least annually
▪	Participate on quarterly calls
▪	Monitor manager communications and industry news for developments
▪	Proactively identify potential manager issues

Performance Reporting

▪	Track all client contact, and portfolio information in SunGard InvestranTM
▪	Provide comprehensive streamlined reporting

Criteria Used in Selecting Public Real Estate Securities

The Adviser has retained CenterSquare, a registered investment adviser under the Advisers Act, to manage the portion of the Fund’s investment portfolio that is allocated to publicly traded securities, including preferred equity, publicly traded income producing equity and debt real estate securities.  For purposes of the strategy’s investment policies, CenterSquare considers a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The strategy usually holds approximately 40 to 60 stocks.  Under normal circumstances, such securities will likely comprise between 5% and 50% of the Fund’s portfolio.

The Adviser with CenterSquare Investment Management has developed a customized public market investment strategy in line with the objectives of the Fund.  This strategy is comprised of a diversified portfolio of real estate securities identified as undervalued relative to their peers to provide investors with attractive, risk-adjusted returns. CenterSquare aims to uncover low-relative price opportunities across sectors and at different turning points in the real estate cycle by looking beyond the obvious factors of stock price and underlying real estate value. CenterSquare’s strategy recognizes that real estate securities are not simply stock, or real estate, but hybrid financial investments. As such, securities are valued on a number of factors, such as the value of the firm’s property portfolio, as well as critical business and market factors, which include: the company’s capitalization, its position within public capital markets, and quality of its management team.  Based on industry-specific analyses that evaluate stock values as well as operational and qualitative factors, CenterSquare selects approximately 40-60 stocks that it believes offer the most promising total return potential. The portfolio is diversified across sector, region and company. Stock weightings are determined through the use of a rigorous risk control process, which helps enable CenterSquare to maximize the portfolio’s risk-adjusted total returns.

Investment Strategy – CenterSquare Process

CenterSquare’s investment process consists of both top down and bottom up analyses, as well as an active risk management component:

Step 1: Top-down Research

CenterSquare’s research process begins by considering the macroeconomic landscape and examining factors such as economic growth, interest rates, inflation, employment, and consumer spending. From this perspective, CenterSquare forms and refines an opinion on how each of these macroeconomic factors will impact the different real estate sectors within the U.S. (including office, apartment, retail, hotel, industrial, etc.)  CenterSquare layers pricing considerations into this analysis in order to determine which property sectors to over or underweight.

Step 2: Bottom-up Research

The bottom-up element incorporates both qualitative and quantitative stock-level analysis.

CenterSquare quantifies the valuation of each REIT or REOC’s underlying real estate using traditional real estate valuation tools, such as implied capitalization rates, net asset value, and replacement costs.  This phase of the bottom-up research process involves use of CenterSquare’s proprietary valuation models.  A vital component is a rigorous underwriting of each company’s balance sheet to understand the impact of debt and debt maturities.  This disciplined financial modeling allows CenterSquare to compare valuations across the REIT universe on a like-for-like basis over time.

CenterSquare also performs a qualitative assessment of each REIT or REOC’s management and strategy, governance practices, asset quality, and catalysts.  A critical step of this process involves meeting with management teams in the field and visiting markets and assets in person.  Each REIT in our investment universe is then assessed and ranked across a number of specific factors including quality of property and location, operating prowess, tenant quality and turnover.  The results of the rankings help guide portfolio weights and convictions subject to the aforementioned quantitative assessment.

Step 3: Risk Management

While identifying attractive securities is an important element of the process, risk management ensures a proper balance between alpha generation and risk minimization. This step of CenterSquare’s process focuses on identifying and understanding factor exposures and active bets relative to our benchmark. CenterSquare monitors exposures across a number of factors, including qualitative and quantitative portfolio metrics.

Other Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities.  In these and in other cases, the Fund may not achieve its investment objective.  The Adviser may invest the Fund’s cash balances in any investments it deems appropriate.  The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts.  Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program.  Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio manager are subjective.  The Fund may engage in borrowings and the use of leverage in acquiring investments.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year.  It is anticipated that the Fund’s portfolio turnover rate will ordinarily be between 25% and 75%.  The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate.  The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund.  Further, the Underlying Funds in which the Fund invests may experience high rates of portfolio turnover.  High rates of portfolio turnover in the Underlying Funds may negatively impact their returns and, thus, negatively impact the returns of the Fund.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s Statement of Additional Information.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.  As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.  See “U.S. Federal Income Tax Matters.”

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Related to an Investment in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public REITs, and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk.  The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly.  The incentive fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee.  The Funds are not publicly traded and therefore may not be as liquid as other types of investments.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments.  For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Funds may leverage to an unlimited extent, and may engage in joint transactions with affiliates.  These characteristics present additional risks for shareholders.

Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

Issuer and Non-Diversification Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk.  The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors.  Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  The Fund’s investments are also subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk.  The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a closed-end fund.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks.  Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Risks Related to Our Investments

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry.  These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties.  Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties.  The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties.  Residential properties can be significantly affected by the national, regional and local real estate markets.  This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights.  Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.  The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market.  In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

Underlying Funds Risk.  The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities.  The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.  The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them.  Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Use of Leverage by the Fund.  Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings.  Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, Borrowings by the Fund may be made on a secured basis.  The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian.  If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.  In the event of a default, the lenders will have the right, through the Fund’s Custodian, to redeem the Fund’s investments in underlying Investment Funds without consideration of whether doing so would be in the best interests of the Fund’s shareholders.  The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

The use of financial leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.

Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage.  The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value.  Furthermore, Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund.  While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Valuation of Private Investment Funds.  While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in Private Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment.  Moreover, the valuation of the Fund’s investment in a Private Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.  For information about the value of the Fund’s investment in Private Investment Funds, the Adviser will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.  Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise.  Securities with longer maturities tend to be more sensitive to interest rate changes.  Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time.  In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk.  Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future.  The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline.  Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share.  Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Fixed income and preferred securities also may be subject to prepayment or redemption risk.  If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.  In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Such securities also may be subject to resale restrictions.  The lack of a liquid market for these securities could decrease the Fund’s share price.  Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Option Writing Risk.  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

Foreign Securities and Emerging Markets Risk.  The Fund may have investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund with investments in foreign securities than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The Fund may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Risks Associated with Debt Financing

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, by the Fund will magnify the Fund’s gains or losses.  The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s gains or losses.  Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest and/or short selling related dividend expenses) than those of funds that do not use such techniques.  In addition, a lender to the Fund may terminate or refuse to renew any credit facility.  If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns on the Fund.

Credit Risk.  There is a risk that debt issuers will not make payments, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult to sell the security.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser.  The Board is comprised of five trustees (the “Trustees”).  The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund’s investment adviser.  The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management” in the Statement of Additional Information.

Investment Adviser

Griffin Capital Advisor, LLC, located at Griffin Capital Plaza, 1520 E. Grand Avenue, El Segundo, CA 90245, serves as the Fund’s investment adviser.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in August 2013, for the purpose of advising the Fund.  The Adviser is controlled by Griffin Capital Corporation, a Delaware corporation, which is controlled by Kevin Shields because he controls more than 25% of the voting interests of Griffin Capital Corporation as of the date of this prospectus.

Under the general supervision of the Fund’s Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will supervise and provide oversight of the Fund’s service providers.  The Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund.  The Adviser will compensate all Adviser personnel who provide services to the Fund.  In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly management fee computed at the annual rate of 1.50% of the daily net assets.  The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement is available in the Fund’s annual report to shareholders for fiscal year ending September 30, 2015.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.91% and 2.66% per annum of the Fund’s average daily net assets attributable to Class A and Class C, respectively (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect, at least until November 30, 2017, unless and until the Board approves its modification or termination.  This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  After November 30, 2017, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.

Adviser’s Investment Committee

The Adviser has established an Investment Committee comprised of five persons (the “Committee”) responsible for: setting overall investment policies and strategies of the Adviser; approval of Private Investment Funds being considered for investment by the Fund; establishing allocation targets for the investment portfolio of the Fund among the Private Investment Funds, ETFs, Index Funds, Other Investment Vehicles and other entities in which the Fund intends to invest; and generally overseeing the activities of the Adviser’s Portfolio Manager (see below).

The members of the Committee, and their professional background and experience, are as follows:

Kevin A. Shields -- Mr. Shields is the Chief Executive Officer of our adviser, a position he has held since its inception in 2014.  Mr. Shields also serves as our President and a member of our Board of Trustees, positions he has held since our formation. Mr. Shields is also Chairman and Chief Executive Officer of Griffin Capital Corporation, which he founded in 1995, and is the chief executive officer of our exclusive wholesale marketing agent, Griffin Capital Securities, LLC and controls our adviser through his ownership of Griffin Capital Corporation. Griffin Capital Corporation, through a wholly-owned subsidiary, owns Griffin Capital Securities, LLC. Mr. Shields also currently serves as Chief Executive Officer and Chairman of the board of directors of Griffin Capital Essential Asset REIT, Inc. and Griffin Capital Essential Asset REIT II, Inc., two public non-traded REITs sponsored by Griffin Capital Corporation, positions he has held since each company’s formation in 2008 and 2013, respectively. He is also President and a member of the board of directors of Griffin-Benefit Street Partners BDC Corp. (“GB-BDC”), a non-diversified, closed-end management investment company regulated as a business development company under the 1940 Act, positions he has held since the company’s formation in May 2014. He also serves as a non-voting special observer of the board of directors and member of the investment committee of Griffin-American Healthcare REIT III, Inc., a public non-traded REIT co-sponsored by Griffin Capital Corporation. Before founding Griffin Capital Corporation, from 1993 to 1994, Mr. Shields was a Senior Vice President and head of the Structured Real Estate Finance Group at Jefferies & Company, Inc., a Los Angeles-based investment bank. During his tenure at Jefferies, Mr. Shields focused on originating structured lease bond product with a particular emphasis on sub-investment grade lessees. While there, he consummated the first securitized forward lease bond financing for a sub-investment grade credit tenant. From 1992 to 1993, Mr. Shields was the President and Principal of Terrarius Incorporated, a firm engaged in the restructuring of real estate debt and equity on behalf of financial institutions, corporations, partnerships and developers. Prior to founding Terrarius, from 1986 to 1992, Mr. Shields served as a Vice President in the Real Estate Finance Department of Salomon Brothers Inc. in both New York and Los Angeles. During his tenure at Salomon, Mr. Shields initiated, negotiated, drafted and closed engagement, purchase and sale and finance agreements. Mr. Shields holds a J.D. degree, an MBA, and a B.S. degree in Finance and Real Estate from the University of California at Berkeley.

Randy I. Anderson Ph.D., CRE -- Dr. Anderson serves as Chief Investment Officer of our adviser, a position he has held since its inception in 2014, and as Chairman of our Board of Trustees and our Portfolio Manager, positions he has held since our formation. Additionally, Dr. Anderson serves as the Chief Economist of Griffin Capital Corporation, a position he has held since joining Griffin Capital Corporation in 2014.  Dr. Anderson has also been Executive Vice President of Griffin Benefit-Street Partners BDC Corp. and its registered investment adviser, Griffin Capital BDC Advisor, LLC since May 2014. In addition, Dr. Anderson serves as President of Griffin Capital Asset Management Company, LLC, and has held such position since September 2015. From 2012-2013, Dr. Anderson held several senior executive positions at Bluerock Real Estate LLC, including founding partner of the Bluerock Total Income+ Real Estate Fund, where he was the Portfolio Manager.  Dr. Anderson served as the Howard Phillips Eminent Scholar Chair and Professor of Real Estate at the University of Central Florida from 2008 through 2013, where he was responsible for growing the real estate program, including the establishment of the Professional MS in Real Estate.  While at the University of Central Florida, Dr. Anderson was a member of the University Foundation Investment Sub-Committee which provides investment advice for the endowment, was the academic member of the Florida Association of Realtors Education Foundation Advisory Board, and was an ex-officio board member of the Central Florida Commercial Association of Realtors.  In 2007, Dr. Anderson was President, Chief Executive Officer, and founding partner of Franklin Square Capital Partners, where he helped establish, strategically organize, and capitalize the firm.  From 2005 through 2007, Dr. Anderson also served as Chief Economist for CNL Financial Group as well as Divisional President for CNL Real Estate Advisors.  Prior to CNL, Dr. Anderson was the Chief Economist and Director of Research for the Marcus and Millichap Company from 2002 through 2005 and Vice President of Research at Prudential Real Estate Advisors from 2001 through 2002.

Dr. Anderson is a former co-editor of the Journal of Real Estate Portfolio Management and the Journal of Real Estate Literature.  Dr. Anderson received the Kinnard Young Scholar Award from the American Real Estate Society, an award which recognizes outstanding real estate scholarship for young academics, served as the Executive Director for the American Real Estate Society, was named a Homer Hoyt Fellow and a NAIOP Distinguished Fellow, and has been invited to guest lecture at leading global universities.  Dr. Anderson received his B.A. in Finance from North Central College in 1991 as a Presidential Scholar and holds a Ph.D. in Finance as a Presidential Fellow from the University of Alabama, where he graduated with highest distinction in 1996.

David C. Rupert -- Mr. Rupert has served as a member of the Investment Committee of our adviser since its inception in 2014. Mr. Rupert has also served as the President of Griffin Capital Corporation since 2010, and served as Chief Operating Officer of Griffin Capital Corporation from 2000-2008. Mr. Rupert also serves as Chief Executive Officer of Griffin-Benefit Street Partners BDC Corp., a position he has held since the company’s formation in 2014, as Executive Vice President of Griffin Capital Essential Asset REIT, Inc., a position he has held since July 2015, and as Executive Vice President of Griffin Capital Essential Asset REIT II, Inc., a position he has held since the company’s formation in November 2014.  Mr. Rupert also previously served as President of Griffin Capital Essential Asset REIT, Inc. from July 2012 through June 2015. Mr. Rupert’s 30 years of commercial real estate and finance experience includes over $9 billion of transactions executed on four continents: North America, Europe, Asia and Australia. From July 2009 to August 2010, Mr. Rupert co-headed an opportunistic hotel fund in partnership with The Olympia Companies, a hotel owner-operator with more than 800 employees, headquartered in Portland, Maine. From March 2008 through June 2009 Mr. Rupert was a partner in a private equity firm focused on Eastern Europe, in particular extended stay hotel and multifamily residential development, and large scale agribusiness in Ukraine. From 1999-2000, Mr. Rupert served as President of CB5, a real estate and restaurant development company that worked closely with the W Hotel division of Starwood Hotels. From 1997-1998 Mr. Rupert provided consulting services in the U.S. and UK to Lowe Enterprises, a Los Angeles-headquartered institutional real estate management firm. From 1986-1996, Mr. Rupert was employed at Salomon Brothers in New York, where he served in various capacities, including the head of REIT underwriting, and provided advice, raised debt and equity capital and provided brokerage and other services for leading public and private real estate institutions and entrepreneurs. Since 1984, Mr. Rupert has served on the Advisory Board to Cornell University’s Endowment for Real Estate Investments, and in August 2010 Mr. Rupert was appointed Co-Chairman of this Board. For more than 15 years, Mr. Rupert has lectured in graduate-level real estate and real estate finance courses in Cornell’s masters-level Program in Real Estate, where he is a founding Board Member. Mr. Rupert received his B.A. degree from Cornell in 1979 and his MBA from Harvard in 1986.

Michael J. Escalante -- Mr. Escalante has served as a member of the Investment Committee of our adviser since its inception in 2014. Mr. Escalante is also Chief Investment Officer of Griffin Capital Corporation, a position he has held since June 2006, where he is responsible for overseeing all acquisition and disposition activities. Mr. Escalante currently serves as President of Griffin Capital Essential Asset REIT, Inc., a position he has held since June 2015, and as Chief Investment Officer of the entity, a position he has held since August 2008. Mr. Escalante currently also serves as President and Director of Griffin Capital Essential Asset REIT II, Inc., positions he has held since November 2013 and February 2015, respectively. With more than 25 years of real estate related investment experience, he has been responsible for completing in excess of $6 billion of commercial real estate transactions throughout the United States. Prior to joining our sponsor in June 2006, Mr. Escalante founded Escalante Property Ventures in March 2005, a real estate investment management company, to invest in value-added and development-oriented infill properties within California and other western states. From 1997 to March 2005, Mr. Escalante served eight years at Trizec Properties, Inc., one of the largest publicly-traded U.S. office REITs, with his final position being Executive Vice President - Capital Transactions and Portfolio Management. While at Trizec, Mr. Escalante was directly responsible for all capital transaction activity for the Western U.S., which included the acquisition of several prominent office projects. Mr. Escalante’s work experience at Trizec also included significant hands-on operations experience as the REIT’s Western U.S. Regional Director with bottom-line responsibility for asset and portfolio management of a 4.6 million square foot office/retail portfolio (11 projects/23 buildings) and associated administrative support personnel (110 total/65 company employees). Prior to joining Trizec, from 1987 to 1997, Mr. Escalante held various acquisitions, asset management and portfolio management positions with The Yarmouth Group, an international investment advisor. Mr. Escalante holds an M.B.A. from the University of California, Los Angeles, and a B.S. in Commerce from Santa Clara University. Mr. Escalante is a full member of the Urban Land Institute and active in many civic organizations.

Spencer Propper -- Mr. Propper serves as our Associate Portfolio Manager and as Vice President of our adviser. Additionally, Mr. Propper serves as Vice President, Product Development of Griffin Capital Corporation, a position he has held since joining Griffin Capital Corporation in 2014.  Previously, Mr. Propper was a Director at Lakemont Group, a boutique real estate investment banking and consulting firm. Within this role Mr. Propper provided portfolio management services to the Bluerock Total Income Plus Real Estate Fund. Additionally, at the Lakemont Group, Mr. Propper was responsible for overseeing projects for a variety of clients including pension funds, private equity firms and publicly traded real estate companies and specialized in structured finance, market analysis and strategic due diligence. Mr. Propper holds a Masters of Business Administration and Bachelor of Science in Finance and Real Estate from the University of Central Florida.

Portfolio Manager

Subject to the Committee’s oversight, Dr. Randy Anderson, who is a member of the Committee, is the Fund’s portfolio manager (“Portfolio Manager”) and oversees the day to day investment operations of the Fund. Dr. Anderson’s biographical information is presented above.

The Fund’s portfolio manager is supported by an Associate Portfolio Manager, Spencer Propper. Mr. Propper’s biographical information is presented above.

The Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Investment Sub-Advisers

The Adviser has engaged Aon Hewitt, a registered investment adviser under the Advisers Act, to act as the Fund’s Private Sub-Adviser.  For 40 years, Aon Hewitt and its affiliates have provided global leadership in investment consulting, and have been leading advisers to corporate and public pension plans, defined contribution plans, union associations, health systems, financial intermediaries, endowments and foundations. Aon Hewitt's Global Investment Consulting Practice had $84.7 billion ($62.2 billion in the U.S.) in assets under management and $4.2 trillion ($3.1 trillion in the U.S.) in assets under advisement with 2,567 retainer and project clients (899 in the U.S.) as of June 30, 2016.

Aon Hewitt is the U.S. Investment Consulting Division of Aon Hewitt and an indirect wholly-owned subsidiary of Aon plc, a publicly held company (NYSE: Aon).  Aon Hewitt employs over 30,000 professionals in 90 countries serving more than 20,000 clients worldwide.

The Adviser has engaged CenterSquare Investment Management Inc., a Delaware limited liability company and a registered investment adviser under the Advisers Act, to act as the Fund’s Public Sub-Adviser.  CenterSquare Investment Management Holdings, Inc. was founded in 1987 and is focused exclusively on real estate, with multiple strategies structured to provide attractive investment performance to real estate investors.  CenterSquare Investment Management, Inc. was founded in 1995 and is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc.  CenterSquare Investment Management Holdings, Inc., along with its subsidiary, CenterSquare, is the sole real estate investment subsidiary under the BNY Mellon Investment Management Multi-Boutique model, with $8.2 billion in assets under management as of December 31, 2015.

The Fund and the Adviser intend to seek exemptive relief from the Securities and Exchange Commission regarding the appointment and termination of sub-advisers to the Fund.  If the exemptive relief is obtained, the Adviser may, subject to Board approval, hire or terminate sub-advisers to the Fund without shareholder approval, as required by Section 15(a) of the 1940 Act.  There is no guarantee that the Fund and the Adviser will obtain the contemplated exemptive relief.  Further, there is no certainty regarding when the exemptive relief may be obtained from the Securities and Exchange Commission.  If exemptive relief is granted, shareholders will have to approve the relief in order for the exemptive relief to become effective for the Fund.

Administrator and Accounting Agent

ALPS Fund Services, Inc. (“ALPS”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent.  For its services as Administrator and Accounting Agent, the Fund pays ALPS the greater of a minimum fee or fees based on the annual net assets of the Fund (with such minimum fees subject to an annual cost of living adjustment) plus out of pocket expenses.

Transfer Agent

DST Systems, Inc., located at 333 W. 11th Street, Kansas City, Missouri 64105, serves as Transfer Agent.

Custodian

UMB Bank, n.a. (the “Custodian”), with its principal place of business located in Kansas City, Missouri, serves as custodian for the securities and cash of the Fund’s portfolio.  Under a Custody Agreement, the Custodian holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Adviser is obligated to pay expenses associated with providing the services stated in the Investment Advisory Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Adviser is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

ALPS is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting), including compensation of and office space for its officers and employees and administration of the Fund.

The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

Class A and Class C shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to the respective share class.

The Investment Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons

A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.  As of May 31, 2016, the name, address and percentage of ownership of each entity or person that owned of record or beneficially 25% or more of the outstanding shares of the Fund were as follows:

Class A
Name & Address	Percentage Owned
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	49.80%

Class C
Name & Address	Percentage Owned
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	44.90%

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). Each Class A share will be offered at net asset value plus the applicable sales load, while each Class C share will be offered at net asset value. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations.

If market quotations are not readily available (as in the case of Private Investment Funds investing in private real estate), securities are valued at fair value as determined by the Board of Trustees. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Adviser.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  Like all investments that are valued at fair value, the Private Investment Funds will be difficult to value.  There is no single standard for determining fair value of a security.  Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate a Fund’s NAV.  Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.  The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.  The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Private Investment Funds could be available on no more than a quarterly basis. For non-calendar quarter-end days, the Fair Value Pricing Committee estimates the fair value of each Private Investment Fund by adjusting the most recent NAV for each Private Investment Fund by the change in a proprietary benchmark that the Fair Value Pricing Committee has deemed to be representative of the entire Private Investment Fund market. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

The Adviser provides the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Fair Value Pricing Committee of the Board reviews any securities valued by the Adviser in accordance with the Fund’s valuation policies. The Adviser provides the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any.  To the extent deemed necessary by the Adviser, the Fair Value Pricing Committee of the Board reviews any securities valued by the Adviser in accordance with the Fund’s valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.  Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.  Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value.  Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars,” if any).  The Adviser has adopted policies and procedures and has structured its portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase at net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below).  The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).  Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).  Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends.  Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline.  The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days.  Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”).  The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”).  The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. You may call 1-888-926-2688 to learn the NAV. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer.

Contingent Deferred Sales Charge

Selling brokers, or other financial intermediaries that have entered into distribution agreements with the Distributor may receive a commission of up to 1.00% of the purchase price of Class C shares.

Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price.  The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following situations: (1) shareholder death or (2) shareholder disability.  Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.  Class A shares are not subject to a contingent deferred sales charge.  Shares acquired through the Fund’s Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline.  Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2.00% of the outstanding shares of the Fund on the Repurchase Request Deadline.  If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis.  However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline.  The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph.  If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities.  The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund’s net asset value.

Repurchase of the Fund’s shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares.  Shareholders have no rights to redeem or transfer their shares, other than limited rights of a shareholder’s descendants to redeem shares in the event of such shareholder’s death pursuant to certain conditions and restrictions. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY AND DIVIDEND REINVESTMENT PLAN

Quarterly Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The distribution rate may be modified by the Board from time to time. All or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. Although such distributions are not currently taxable, such distributions will have the effect of lowering a shareholder’s tax basis in the shares which will result in a higher tax liability when the shares are sold, even if they have not increased in value, or, in fact, have lost value. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

Board reserves the right to change the quarterly distribution policy from time to time.

Dividend Reinvestment Policy

The Fund will operate under a dividend reinvestment policy administered by DST Systems, Inc. (the “Agent”). Pursuant to the policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent in writing at Griffin Institutional Access Real Estate Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Such written notice must be received by the Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.

The Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Agent at Griffin Institutional Access Real Estate Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Certain transactions can be performed by calling the toll free number 1-888-926-2688.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information.  There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan.  In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.  Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy.  For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset).  A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on November 5, 2013. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares, subject to a $2 billion limit on the Fund.  The Fund does not intend to hold annual meetings of its shareholders.

The Fund currently offers five different classes of shares: Class A, Class C, Class I, Class M and Class L shares.  The Fund began continuously offering its common shares on June 30, 2014.  As of May 4, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares.  On November 16, 2016, the Fund created its Class M and Class L shares.  An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”.  Certain share class details are set forth in “Plan of Distribution”.

The following table shows the amounts of Fund shares that have been authorized and are outstanding as of September 30, 2016:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	19,159,502
Class C Shares	Unlimited	None	11,443,448
Class I Shares	Unlimited	None	13,251,197
Class M Shares	Unlimited	None	0
Class L Shares	Unlimited	None	0

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value.  Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees.  The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly.  Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Policy.”  The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund.  There are no pre-emptive rights associated with the shares.  The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund.  Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates.  However, upon written request to the Fund’s transfer agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account.  Share certificates that have been issued to an investor may be returned at any time.  The Fund’s transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery.  ALPS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Class of Shares.  The Fund offers Class I, Class M and Class L shares by different prospectuses.  Class I shares are subject to higher investment minimums, but are not subject to sales charges, distribution or shareholders servicing fees. Class M shares are subject to distribution fees and are offered only through certain platforms.  Class L shares are subject to sales charges, shareholders servicing fees and are offered only through certain platforms.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund.  The Trustees are elected for indefinite terms and do not stand for reelection.  A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter.  The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation.  Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.  The Distributor is an affiliate of the Administrator.  The Fund’s shares are offered for sale through the Distributor at net asset value plus the applicable sales load.  The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund’s shares.  In reliance on Rule 415, the Fund intends to offer to sell up to $2 billion of its shares, on a continual basis, through the Distributor.  No arrangement has been made to place funds received in an escrow, trust or similar account.  The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its best efforts to solicit orders for the purchase of the shares.  Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.  The Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C shares and is payable on a quarterly basis.  Class A shares are not currently subject to a Distribution Fee.

The Distributor has entered into a “wholesaling” agreement with Griffin Capital Securities, LLC (“Griffin Capital Securities”), a registered broker-dealer and an affiliate of the Adviser.  Pursuant to the terms of the wholesaling agreement, Griffin Capital Securities will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including but not limited to; regional and independent retail broker-dealers.

The Adviser or its affiliates, in the Adviser’s discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale and servicing of Fund shares (the “Additional Compensation”).  In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries’ registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries’.  The Additional Compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner.  The receipt of Additional Compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments.  Additionally, the Adviser or its affiliates pay a servicing fee to the Distributor and for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.  Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.  The Distributor may, from time to time, perform services for the Adviser and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Adviser purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by ALPS, the Fund’s administrator.  The returned check and stop payment fee is currently $25.  Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Griffin Institutional Access Real Estate Fund to:

Griffin Institutional Access Real Estate Fund
c/o DST Systems, Inc.
430 W 7th St
Kansas City, MO 64105-1407

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor post-dated checks, postdated on-line bill pay checks, or any conditional purchase order or payment.

The transfer agent will charge a $25.00 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the transfer agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the transfer agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-888-926-2688 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.  The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Griffin Institutional Access Real Estate Fund
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact ALPS to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 for regular accounts and $50 for retirement accounts on specified days of each month into your established Fund account. Please contact the Fund at 1-888-926-2688 for more information about the Fund’s Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-888-926-2688.  If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, ALPS will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call ALPS at 1-888-926-2688 for additional assistance when completing an application.

If ALPS does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Purchase Terms

The minimum initial purchase by an investor is $2,500 for regular accounts and $1,000 for retirement plan accounts.  The Fund reserves the right to waive investment minimums.  The Fund’s shares are offered for sale through its Distributor at net asset value plus the applicable sales load. The price of the shares during the Fund’s continuous offering will fluctuate over time with the net asset value of the shares.

Share Class Considerations

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	how much you intend to invest;

•	how long you expect to own the shares; and

•	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.  Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class A Shares

Investors purchasing Class A shares will pay a sales load based on the amount of their investment in the Fund. The sales load payable by each investor depends upon the amount invested by such investor in the Fund, but may range from 0.00% to 5.75%, as set forth in the table below. A reallowance to participating broker-dealers will be made by the Distributor from the sales load paid by each investor. A portion of the sales load, up to 0.75%, is paid to the Fund’s dealer manager (the “Dealer Manager Fee”). The following sales loads apply to your purchases of shares of the Fund:

Amount Purchased	Dealer Reallowance*	Dealer Manager Fee	Sales Load as % of Offering Price	Sales Load as % of Amount Invested
Under $100,000	5.00%	0.75%	5.75%	6.10%
$100,000-$249,999	4.00%	0.75%	4.75%	4.99%
$250,000-$499,999	3.00%	0.75%	3.75%	3.90%
$500,000-$999,999	2.00%	0.50%	2.50%	2.56%
$1,000,000 and Above	0.00%	0.00%	0.00%	0.00%**

*	Gross Dealer Concession paid to participating broker-dealers.
**	Selling brokers, or other financial intermediaries that have entered into distribution agreements with the Distributor may receive a commission of up to 1.00% of the purchase price of Class A shares.

You may be able to buy Class A shares without a sales charge (i.e., “load-waived”) when you are:

•	reinvesting dividends or distributions;

•	a current or former director or Trustee of the Fund;

•
an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings or any dependent of the employee, as defined in section 152 of the Internal Revenue Code) of the Fund’s Adviser or its affiliates or of a broker-dealer authorized to sell shares of the Fund;

•	purchasing shares through the Fund’s Adviser;

•	purchasing shares through a financial services firm that has a special arrangement with the Fund;

•	participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services; or

•	exchanging an investment in Class A (or equivalent type) shares of another fund for an investment in the Fund.

In addition, concurrent purchases of Class A by related accounts may be combined to determine the application of the sales load (i.e., available breakpoints or volume discounts). The Fund will combine purchases made by an investor, the investor’s spouse or domestic partner, and dependent children when it calculates the sales load.

It is the  responsibility of the investor (or, if applicable, the investor’s financial intermediary) to determine whether a reduced sales load would apply. The Fund is not responsible for making such determination. To receive a reduced sales load, notification must be provided at the time of the purchase order.  If you purchase Class A shares directly from the Fund, you must notify the Fund in writing. Otherwise, notice should be provided to the Financial Intermediary through whom the purchase is made so they can notify the Fund.

Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of the Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;

•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

•
a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Fund’s distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class A shares of the Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges.  The minimum initial investment under a letter of intent is 5% of the total letter of intent amount.  The letter of intent does not preclude the Fund from discontinuing sales of its shares.  You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase.  To determine the applicable sales charge reduction, you also may include (1) the cost of Class A shares of the Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for Class A shares, respectively, the Fund purchased during that period at a price including a front-end sales charge.  You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Class C Shares

Class C shares are sold at the prevailing NAV per Class C share and are not subject to any upfront sales charge; however, the following are additional features that should be taken into account when purchasing Class C shares:

•
a minimum initial investment of $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts (the Fund reserves the right to waive investment minimums);

•	a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class C shares;

•	a Distribution Fee which will accrue at an annual rate equal to 0.75% of the average daily net assets of the Fund attributable to Class C shares; and

•
a contingent deferred sales charge equal to 1.00% of the original purchase price of Class C shares repurchased by the Fund for repurchases of Class C shares held less than 365 days following such shareholder’s initial purchase.

The Distributor pays 1% of the amount invested to dealers who sell Class C shares.  The Adviser or an affiliate reimburses the Distributor for monies advanced to dealers.  Because the Class C shares of the Fund are sold at the prevailing NAV per Class C share without an upfront sales load, the entire amount of your purchase is invested immediately.

Shareholder Service Expenses

The Fund has adopted a “Shareholder Services Plan” with respect to its Class A and Class C shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.  Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.  Under the Shareholder Services Plan, the Fund, with respect to Class A and Class C shares, may incur expenses on an annual basis equal up to 0.25% of its average net assets attributable to Class A and Class C shares, respectively.

Distribution Plan

The Fund, with respect to its Class C shares, is authorized under a “Distribution Plan” to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class C shares.  The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees.  Under a Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.75% of average daily net assets attributable to Class C shares.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Holland & Knight LLP, 1180 West Peachtree Street, N.W., Suite 1800, Atlanta GA 30309.

REPORTS TO SHAREHOLDERS

The Fund will send to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household.  Once implemented, a shareholder must call 1-888-926-2688 to discontinue householding and request individual copies of these documents.  Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and will audit the Fund’s financial statements.  BBD, LLP is located at 1835 Market Street, 26th Floor Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-193637). The complete Registration Statement may be obtained from the SEC at www.sec.gov.  See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	1
Investment Objective and Policies	2
Repurchases and Transfers of Shares	11
Management of the Fund	16
Codes of Ethics	26
Proxy Voting Policies and Procedures	26
Control Persons and Principal Holders	27
Investment Advisory and Other Services	27
Portfolio Managers	29
Allocation of Brokerage	30
Tax Status	31
Other Information	35
Independent Registered Public Accounting Firm	35
Financial Statements	36
Appendix A – Griffin Capital Advisors, LLC Proxy Voting Policies and Procedures	37
Appendix B – CenterSquare Investment Management, Inc. Proxy Voting Policies and Procedures	41

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to the Fund.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

Griffin Institutional Access Real Estate Fund
Class A Shares (GIREX) and Class C Shares (GCREX) of Beneficial Interest

November 16, 2016

Investment Adviser
Griffin Capital Advisor, LLC

All dealers that buy, sell or trade the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund’s Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

PROSPECTUS

November 16, 2016

Griffin Institutional Access Real Estate Fund
Class I Shares (GRIFX) of Beneficial Interest

Griffin Institutional Access Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

This prospectus concisely provides the information that a prospective investor should know about the Fund before investing.  You are advised to read this prospectus carefully and to retain it for future reference.  Additional information about the Fund, including the Fund’s Class I Statement of Additional Information (“SAI”) dated November 16, 2016, has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available upon request and without charge by writing the Fund at c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, or by calling toll-free 1-888-926-2688.  The table of contents of the SAI appears on page 55 of this prospectus.  You may request the Fund’s SAI, annual and semi-annual reports when available, and other information about the Fund or make shareholder inquiries by calling 1-888-926-2688 or by visiting http://www.griffincapital.com.  The SAI, material incorporated by reference and other information about the Fund, is also available on the SEC’s website at http://www.sec.gov. The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link.

Investment Objective. The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.

Risks.  Investing in the Fund involves a high degree of risk.  In particular:

•	The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.

•
The Fund will ordinarily declare and pay distributions from its net investment income and distribute net realized capital gains, if any, once a quarter, however, the amount of distributions that the Fund may pay, if any, is uncertain.

•	The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund's performance, such as a return of capital and borrowings.

•
Investors will pay offering expenses and, with regard to those share classes that impose a front-end sales load, a sales load of up to 5.75%. You will have to receive a total return at least in excess of these expenses to receive an actual return on your investment.

1

The Adviser. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser has engaged Aon Hewitt Investment Consulting, Inc. ("Aon Hewitt”, “AHIC” or the “Private Sub-Adviser”), an indirect wholly-owned subsidiary of Aon plc and a registered investment adviser under the Advisers Act, to provide ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to private, institutional real estate investment funds managed by institutional investment managers.  Aon Hewitt's Global Investment Consulting Practice had $84.7 billion ($62.2 billion in the U.S.) in assets under management and $4.2 trillion ($3.1 trillion in the U.S.) in assets under advisement with 2,567 retainer and project clients (899 in the U.S.) as of June 30, 2016.  Additionally, the Adviser has engaged CenterSquare Investment Management, Inc. (“CenterSquare” or the “Public Sub-Adviser”), a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, including publicly traded income producing equity and debt real estate related securities.  CenterSquare is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc., the sole real estate investment subsidiary of The Bank of New York Mellon Corporation, with $8.2 billion in assets under management as of December 31, 2015.  See “The Fund” and “Investment Objective, Strategies and Investment Features.”

Securities Offered. The Fund engages in a continuous offering of shares of beneficial interest of the Fund, including Class I shares. The Fund has registered 40 million shares and is authorized as a Delaware statutory trust to issue an unlimited number of shares.  The Fund is offering to sell, through its distributor, under the terms of this prospectus, 40 million shares of beneficial interest, at net asset value from which any applicable sales load will be deducted.  Class I shares are not subject to sales loads.  The Fund offers Class A shares and Class C shares by a different prospectus and offers Class M and Class L shares by separate prospectuses.  As of October 31, 2016, the Fund’s net asset value per Class I share was $26.63.  As of October 31, 2016, there were 14,384,273 Class I shares outstanding.  The minimum initial investment for Class I shares is $1,000,000, while subsequent investments may be made in any amount.  The Fund reserves the right to waive the investment minimum.  The Fund’s Shares are offered through ALPS Distributors, Inc. (the “Distributor”), as the distributor.  In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders.  The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its best efforts to solicit orders for the sale of the shares.  Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.  During the continuous offering, shares will be sold at the net asset value of the Fund next determined plus the applicable sales load. See “Plan of Distribution.”  The Fund’s continuous offering is expected to continue in reliance on Rule 415 under the Securities Act of 1933, as amended until the Fund has sold shares in an amount equal to approximately $2,000,000,000.

	NAV (estimate)	Sales Load	Price to the Public (estimate)	Proceeds to Registrant
Per Class I Share	$26.63	None	$26.63	$26.63
Total Minimum	$2,000,000,000	$2,000,000,000	$2,000,000,000	$2,000,000,000
Total Maximum	$2,000,000,000	$2,000,000,000	$2,000,000,000	$2,000,000,000

The shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time.  No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of Fund’s shares at net asset value, and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.  Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity.  Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. See “Risk Factors” below in this prospectus.

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Investment Adviser
Griffin Capital Advisor, LLC (the “Adviser”)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.
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PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the Statement of Additional Information, particularly the information set forth under the heading “Risk Factors.”

The Fund
Griffin Institutional Access Real Estate Fund is a continuously offered, non-diversified, closed-end management investment company.  See “The Fund.” The Fund is an interval fund that will provide limited liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See “Quarterly Repurchases of Shares,” and “Determination of Net Asset Value.”

Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.

Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities (as defined below).  The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds (as defined below) and publicly traded real estate securities.

The Fund may also invest in exchange traded funds (“ETFs”), index mutual funds (“Index Funds”), and Other Investment Vehicles (as defined below), as well as other publicly traded income producing equity and debt securities.  In certain circumstances or market environments the Fund may reduce its investment in real estate securities and hold a larger position in cash or cash equivalents.  The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate securities.  The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities.

The Fund defines “real estate securities” to include common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private, institutional real estate investment funds managed by institutional investment managers (“Private Investment Funds”); publicly traded real estate investment trusts (“Public REITs”); publicly traded real estate operating companies (“Public REOCs”); ETFs, Index Funds, and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in real estate (collectively, “Other Investment Vehicles”).  A select number of Private Investment Funds in which the Fund may invest may charge a performance fee.  Shareholders will pay a pro rata share of asset-based and performance fees associated with the Fund’s underlying investments, including its Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds, and Other Investment Vehicles (together, the “Underlying Funds” and each, an “Underlying Fund”).  The portfolio managers of the Fund consider an issuer to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

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By investing in the Fund, the Adviser expects that shareholders may realize (either directly or indirectly) the following potential benefits:

•     Access to Institutional Managers -- Many of the Private Investment Funds in which the Fund invests are intended for large, institutional investors and have a large minimum investment size and other investor criteria that might otherwise limit their availability to individual, non-institutional investors.  Thus, the Fund enables investors to invest in Private Investment Funds managed by leading institutional investment managers that may not be otherwise available to individual, non-institutional investors.

•    Multi-Strategy, Multi-Manager Investment Strategy -- Given the investment strategy of the Fund, investors are able to execute a multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Private Investment Funds in which the Fund invests, such a strategy may not otherwise be feasible to the individual investor.

•    More Attractive Investment Terms -- By taking advantage of volume and other discounts that typically are not available to individual investors, the Adviser believes that the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by the Private Investment Funds in which the Fund invests and which may not otherwise be permitted or available to individual investors.

•    Customized Public Market Strategy in line with Fund Objectives -- CenterSquare has managed a U.S. REIT strategy focused on providing current income and long term capital appreciation since 1995. The Fund provides access to CenterSquare’s proprietary investment process, which typically is reserved for institutional investors and seeks to identify real estate securities that are undervalued relative to their peers.

The Fund’s real estate industry investment policy is fundamental and may not be changed without shareholder approval.  The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Investment Strategy
The Adviser executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities. The Fund may also invest in ETFs, Index Funds, and Other Investment Vehicles, as well as other publicly traded income producing equity and debt securities.  With respect to selecting the Private Investment Funds in which the Fund invests, the Adviser considers various inputs, including quantitative and qualitative assessment of the management team and its track record, property evaluation and structure, and other information that is typically not available to an individual investor.

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Aon Hewitt assists the Adviser by providing ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to Private Investment Funds. Aon Hewitt is a leading advisor to corporate and public pension plans, defined contribution plans, union associations, health systems, financial intermediaries, endowments and foundations. Under normal circumstances, such securities will likely comprise between 50% and 95% of the Fund’s portfolio.

CenterSquare assists the Adviser by managing the portion of the Fund's investment portfolio that is allocated to publicly traded securities, such as common and preferred stocks, and debt securities of issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets.  For purposes of the strategy’s investment policies, CenterSquare considers a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The strategy usually holds approximately 40 to 60 stocks.  Under normal circumstances, such securities will likely comprise between 5% and 50% of the Fund’s portfolio.

Investment Adviser
The Adviser was formed in August 2013 and commenced operations in March 2014 and is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act.  Although the Adviser has a limited investment track-record, the portfolio manager of the Adviser, Dr. Randy Anderson, has substantial experience in managing a closed-end interval fund and pursuing an investment strategy substantially similar to the strategy being pursued by the Fund.  The Adviser is an indirect majority-owned subsidiary of Griffin Capital Corporation ("Griffin Capital"), is a privately-held, Los Angeles headquartered investment and asset management company with a 21-year track record sponsoring real estate investment vehicles and managing institutional capital. Led by senior executives with more than two decades of real estate experience who have collectively closed transactions representing over $22 billion in value, Griffin Capital and its affiliates have acquired or constructed approximately 55.4 million square feet of space since 1995. Griffin Capital and its affiliates own, manage, sponsor and/or co-sponsor a portfolio consisting of approximately 38* million square feet of space, located in 30 states and the United Kingdom, representing approximately $6.9* billion in asset value, based on purchase price, as of September 30, 2016.

*  Includes the property information related to interests held in certain joint ventures.

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Sub-Advisers
The Adviser may, from time to time, engage one or more investment sub-advisers.  Any sub-adviser chosen by the Adviser will be paid by the Adviser based only on the portion of Fund assets allocated to any such sub-adviser by the Adviser.  Shareholders do not pay any sub-adviser fees.

The Adviser has engaged Aon Hewitt Investment Consulting, Inc., a registered investment adviser under the Advisers Act, to provide ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to Private Investment Funds.  Under normal circumstances, such securities will likely comprise between 50% and 95% of the Fund’s portfolio.

The Adviser has engaged CenterSquare Investment Management, Inc., a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, such as common and preferred stocks, and debt securities of issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets.  Under normal circumstances, such securities are estimated to comprise between 5% and 50% of the Fund’s portfolio.

Fees and Expenses
The Adviser is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s daily net assets.  The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 1.66% per annum of the Fund’s average daily net assets (the “Expense Limitation”) attributable to Class I shares. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded.  The Expense Limitation Agreement will remain until November 30, 2017, unless and until the Board approves its modification or termination. The Fund does not anticipate that the Fund’s Board of Trustees will terminate the Expense Limitation Agreement during this period.  The Expense Limitation Agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  After one year from the effective date of the registration statement, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.  See “Management of the Fund.”

Administrator and Accounting Agent	ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s Administrator and Accounting Agent. See “Management of the Fund.”
Transfer Agent	DST Systems, Inc. serves as the Fund’s Transfer Agent. See “Management of the Fund.”
Distribution Fees	Class I Shares are not subject to a Distribution Fee. See “Plan of Distribution.”
Closed-End Fund Structure
Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange.  Unlike many closed-end funds, however, the Fund’s shares will not be listed on a stock exchange.  Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund’s shares (at least 5%) quarterly, which is discussed in more detail below.  The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

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Share Classes
The Fund currently offers five different classes of shares: Class A, Class C, Class I, Class M and Class L shares.  The Fund began continuously offering its common shares on June 30, 2014.  As of May 4, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares.  On November 16, 2016, the Fund created its Class M and Class L shares.  An investment in any share class of the Fund represents an investment in the same assets of the Fund.  However, the purchase restrictions and ongoing fees and expenses for each share class are different.  The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.”  If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor.  When selecting a share class, you should consider which Share classes are available to you, how much you intend to invest, how long you expect to own shares, and the total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different.  You should speak with your financial advisor to help you decide which share class is best for you.  Not all financial intermediaries offer all classes of shares.  If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Suitability
An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money.  An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.  An investment in the Fund should not be viewed as a complete investment program.

Repurchases of Shares
The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See “Quarterly Repurchases of Shares.”

Summary of Risks
Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund’s shares.  See “Risk Factors.”

Risks Related to an Investment in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

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Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk.  The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly.  The performance fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments.  Shareholders of the Private Investment Funds are not entitled to the protections of the Investment Company Act of 1940 (the “1940 Act”).  For example, Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Private Investment Funds may leverage to an unlimited extent, and may engage in joint transactions with affiliates.  These characteristics present additional risks for shareholders.

Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected a Private Investment Fund, a Public REIT or Other Investment Vehicle, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Fund and the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund).  The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

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Issuer and Non-Diversification Risk.  The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk.  There currently is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop.  Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  The Fund’s investments also are subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.  The judgments of both the Adviser and Sub-Advisers regarding the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different real estate asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities.  The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Distribution Policy Risk. The Fund's distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

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Risks Related to Our Investments

Real Estate Industry Concentration Risk. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of REITs and other real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties.  Hotel properties and other properties in the hospitality real estate sector, such as motels and extended-stay properties, are affected by declines in business and leisure travel.

Healthcare Properties.  Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties.  Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties.  Residential properties can be significantly affected by the national, regional and local real estate markets.  This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

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Self-Storage Properties.  Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues. Real estate development companies are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance. Certain of the companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants.  The ability of real estate companies to make distributions to shareholders depends upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their lease payments.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues.  Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

REIT Risk. Share prices of Public REITs may decline because of adverse developments affecting the real estate industry and real property values.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.  Dividends paid by REITs may not receive preferential tax treatment afforded other dividends.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

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Underlying Funds Risk.  The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities.  The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.

Use of Leverage by the Fund.  Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings.  Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  In that regard, the Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value.  Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation of Private Investment Funds.  The Private Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager to determine the estimated value of the Fund’s investment therein.  The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party.  To determine the estimated value of the Fund’s investment in Private Investment Funds, the Adviser considers, among other things, information provided by the Private Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

Preferred Securities Risk.  Preferred securities are subject to credit risk and interest rate risk.  Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise.  Securities with longer maturities tend to be more sensitive to interest rate changes.  Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time.  In bankruptcy, creditors are generally paid before the holders of preferred securities.

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Convertible Securities Risk. Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities. As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. The market value of bonds and preferred shares tend to decline as interest rates increase. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due. In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond. The price of equity securities into which a convertible security may convert may fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Fixed Income Risk.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Fixed income securities are also subject to default risk.

Option Writing Risk.  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

Risks Associated with Debt Financing

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Credit Risk.  Issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes.

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Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

U.S. Federal Income Tax Matters
The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code.  In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year.  If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions.  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.  See “U.S. Federal Income Tax Matters.”

Distribution Policy and Dividend Reinvestment Plan	The Fund’s distribution policy is to make quarterly distributions to shareholders. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Distribution Policy and Dividend Reinvestment Plan.”
Custodian	UMB Bank, n.a. (“Custodian”) serves as the Fund’s custodian. See “Management of the Fund.”
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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class I
Maximum Sales Load (as a percent of offering price)	None
Contingent Deferred Sales Charge	None
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Interest Payments on Borrowed Funds[1]	0.03%
Other Expenses[2]	0.88%
Shareholder Servicing Expenses	None
Distribution Fee	None
Remaining Other Expenses	0.88%
Acquired Fund Fees and Expenses[3]	0.02%
Total Annual Expenses[4]	2.43%
Fee Waiver and Reimbursement	(0.72%)
Total Annual Expenses (after fee waiver and reimbursement)[5]	1.71%

[1]
“Interest payments on borrowed funds” is estimated based on the interest rate currently in effect with respect to the Trust’s credit facilities and includes the ongoing commitment fees payable under the terms of the credit facilities.

[2]
Other Expenses represents the Fund expenses as they are calculated in the Fund’s NSAR Annual Report. Similar to a mutual fund that invests in REITs that does not include the operating expense of the underlying REITs, this total does not include the REIT fees and expenses of the underlying Private Investment Funds that hold assets through operating REITs, as discussed further in footnote 5 below. The Fund’s Other Expenses will increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown.

[3]
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. The Adviser estimates that such performance fees may range between 10% and 20% of the Acquired Fund's realized and, in certain cases, unrealized gains.  Acquired Fund Fees and Remaining Other Expenses do not include brokerage or transaction costs incurred by the Acquired Funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights due to the Acquired Fund Fees & Expenses and certain other adjustments.

[4]
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.66% per annum of the Fund’s average daily net assets attributable to Class I shares (the Expense Limitation). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until November 30, 2017, unless and until the Board approves its modification or termination.  This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  See “Management of the Fund.”

[5]
Total Annual Expenses do not include the indirect fees and expenses of the Private Investment Funds that are not investment companies or other privately offered traditional pooled investment vehicles. The indirect fees and expenses of the Private Investment Funds include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Investment Funds.

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The Summary of Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table assumes that the Fund issues shares in an amount equal to $90 million.  More information about management fees, fee waivers and other expenses is available in “Management of the Fund” starting on page 36 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (the Example assumes the Fund’s Expense Limitation Agreement will remain in effect for only one year):

Share Class	1 Year	3 Years	5 Years	10 Years
Class I	$17	$69	$123	$271

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee.  However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by ALPS currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance.  The table below reflects the financial results for shares of the Fund.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by BBD, LLP, an independent registered public accounting firm (except for the financial highlights for the six month period ended March 31, 2016, which are unaudited), an independent registered public accounting firm, whose report, along with this information and additional Fund performance and portfolio information, appears in the Fund’s Annual Report dated September 30, 2015. To request the Fund’s Annual Report, please call 1-888-926-2688. The table below set forth financial data for one Class I share of beneficial interest outstanding throughout the period presented.
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Griffin Institutional Access Real Estate Fund – Class I	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
Net asset value, beginning of period	$25.98		$26.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.22		0.03
Net realized and unrealized gain	1.02		0.09
Total from investment operations	1.24		0.12

DISTRIBUTIONS:
From net investment income	(0.69)		-
Return of capital	-		(0.34)
Total distributions	(0.69)		(0.34)

Net (decrease) in net asset value	0.55		(0.22)
Net asset value, end of period	$26.53		$25.98
TOTAL RETURN(c)	4.83%		0.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	195,155		$74,095
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	2.04	%(e)	2.20	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.89	%(e)	1.69	%(e)
Ratio of net investment income to average net assets(d)(f)	1.68	%(e)	0.71	%(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	1.81	%(e)	2.17	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.66	%(e)	1.66	%(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)(f)	1.76	%(e)	0.74	%(e)
Portfolio turnover rate(g)	10%		29%

(a)	The Fund's Class I shares commenced operations on August 10, 2015.
(b)	Calculated using the average shares method.
(c)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the fund level.
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USE OF PROCEEDS

The net proceeds of the continuous offering of shares, after payment of any applicable sales load, will be invested in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. The Fund will pay offering expenses incurred with respect to its continuous offering.  Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund will invest in money market or short-term fixed income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate.

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.  The Fund was organized as a Delaware statutory trust on November 5, 2013.  The Fund’s principal office is located at Griffin Capital Plaza, 1520 E. Grand Avenue, El Segundo, CA 90245, and its telephone number is 1-888-926-2688.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.  Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities, primarily in Private Investment Funds, selected by the Adviser, in conjunction with the Private Sub-Adviser.  The Fund will also invest directly in publicly traded income producing equity and debt securities, including publicly traded income producing equity and debt real estate securities, selected by the Public Sub-Adviser. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate securities.

The Fund defines real estate securities to include common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: Private Investment Funds; publicly traded real estate securities such as Public REITs; Public REOCs, ETFs, Index Funds, and Other Investment Vehicles.  The portfolio managers of the Fund consider an issuer to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities.  By investing in the Fund, the Adviser expects that shareholders may realize (either directly or indirectly) the following potential benefits:
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•
Access to Institutional Managers -- Many of the Private Investment Funds in which the Fund invests are intended for large, institutional investors and have a large minimum investment size and other investor criteria that might otherwise limit their availability to individual, non-institutional investors.  Thus, the Fund enables investors to invest in Private Investment Funds managed by leading institutional investment managers that may not be otherwise available to individual, non-institutional investors.

•
Multi-Strategy, Multi-Manager Investment Strategy -- Given the investment strategy of the Fund, investors are able to execute a multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Private Investment Funds in which the Fund invests, such a strategy may not otherwise be feasible to the individual investor.

•
More Attractive Investment Terms -- By taking advantage of volume and other discounts that typically are not available to individual investors, the Adviser believes that the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by the Private Investment Funds in which the Fund invests and which may not otherwise be permitted or available to individual investors.

•
Customized Public Market Strategy in line with Fund Objectives – CenterSquare has managed a U.S. REIT strategy focused on providing current income and long term capital appreciation since 1995. The Fund provides access to CenterSquare’s proprietary investment process, which typically is reserved for institutional investors and seeks to identify real estate securities that are undervalued relative to their peers.

The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities.  The Fund may also invest in issuers in foreign and emerging markets.

The Statement of Additional Information contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of ‘best in class’ real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities. The Fund may also invest in ETFs, Index Funds, and Other Investment Vehicles, as well as other publicly traded income producing equity and debt securities.  The term “best-in-class” refers to Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds, and Other Investment Vehicles that the Adviser has identified as likely providing above average risk adjusted returns based on information provided through the Adviser’s selection process.

The Adviser, in conjunction with the Sub-Advisers, employs a regimen of quantitative and qualitative criteria in its selection process to arrive at a universe of investments which the Adviser considers to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser, in conjunction with the Sub-Advisers, will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The Adviser is assisted in the ongoing monitoring and maintenance of its research database by the Sub-Advisers whom employ systematic monitoring practices of the private fund management marketplace as well as the publicly traded equity and debt markets.

Private Investment Funds. Private Investment Funds are investment funds that invest primarily in real estate and are managed by institutional investment managers with expertise in investing in real estate and real estate-related securities.  Due to sizable minimum investment requirements and selective investor qualification criteria, many Private Investment Funds limit their direct investors to mainly institutions such as endowments and pension funds.  The Fund allows investors to gain access to Private Investment Funds that may not otherwise be available to individual investors.  Further, due to the Fund’s multi-manager, multi-sector, and multi-strategy approach, investors can gain access to a broad range of strategies and sectors in real estate and real estate-related securities.  The Fund may invest up to 10% of its assets in private funds employing hedging strategies (commonly known as "hedge funds", i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

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REITs. The Fund may invest in Real Estate Investment Trusts (“REITs”), both directly and through its investments in Private Investment Funds.  REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges, such as the NYSE and NASDAQ.

REOCs. The Fund may invest in Real Estate Operating Companies (“REOCs”), both directly and through its investments in Private Investment Funds.  REOCs are companies that invests in real estate and whose shares trade on a public exchange. A real estate operating company (REOC) is similar to a real estate investment trust (REIT), except that a REOC will reinvest its earnings, rather than distributing them to unit holders as REITs do.

Exchange Traded Funds. ETFs are traded similarly to stocks and listed on major stock exchanges.  Potential benefits of ETFs include diversification, cost and tax efficiency, liquidity, marginability, utility for hedging, the ability to go long and short, and (in some cases) quarterly dividends.  An ETF may attempt to track a particular market segment or index.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index.  Index Funds are typically not actively managed, and potential benefits include low operating expenses, broad market exposure and low portfolio turnover.

Other Investment Vehicles. The Fund may make investments in other investment vehicles such as closed-end funds, mutual funds and unregistered funds that invest principally, directly or indirectly, in real estate.  Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Criteria Used in Selecting Private Investment Funds

The Adviser, in conjunction with Aon Hewitt, will use both a quantitative screening process and a qualitative selection process when selecting securities for investment by the Fund in connection with its strategy.

The Fund utilizes a multi-manager, multi-sector, and multi-strategy approach.  The Adviser, with assistance from Aon Hewitt, selects Private Investment Funds believed to have the best risk adjusted return prospects from a peer group of issuers in a particular real estate sector with similar market capitalization and/or credit quality.  When constructing and balancing the Fund’s portfolio, the Adviser selects Private Investment Funds that it believes have relatively low volatility and will not be highly correlated to the broader equity or fixed income markets.

Aon Hewitt conducts on-going research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objective as well as to provide the Adviser information to make ongoing portfolio management decisions. By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions.

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On-going monitoring of the Fund’s investments is utilized to assist the Adviser in maintaining portfolio allocations and managing cash in-flows and outflows.  The Adviser may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time.  The Adviser manages investments over a long-term time horizon while being mindful of the historical context of the markets.

Investment Strategy - Multi-Manager Diversification

The Fund employs a multi-manager approach by identifying and investing with various institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities.  Many of the Private Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds - as such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

In addition to pursuing a multi-manager approach, the Fund employs a multi-strategy approach in an attempt to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below.  Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds.  Thus a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Adviser believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market.  Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/ re-tenanting).

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The Fund employs a multi-sector approach to diversify its investments by property sector - for example, across retail, office, multifamily, hospitality, industrial, residential, medical and/or self-storage sectors.  Because each real estate sector has its own investment cycle, correlations across property sectors are generally low.  Thus employing a multi-sector approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

Investment Strategy – Aon Hewitt Process

Aon Hewitt maintains a proprietary database of investment managers that tracks all the major real estate sectors. Aon Hewitt utilizes Investran™, a highly customizable alternative asset class tracking system. Investran™ provides fully integrated investment management, reporting, and client relations capabilities. Across all asset classes Aon Hewitt's institutional manager search database contains over 11,000 managers and 23,000 products.  Aon Hewitt has 2000+ real estate partnerships covering 1300+ investment managers in its manager search database, plus ten years of useable performance data, Global, U.S., and Non U.S. real estate investment opportunities and managers are included. The data is generated through relationships with managers who desire access to Aon Hewitt's institutional client base. Through the databases Aon Hewitt tracks what managers are currently in the market and when managers will be coming back to market.

Through this process, each potential investment is initially screened for factors such as strategy, value proposition, peer universe comparison, terms, and potential portfolio fit. Quarterly planning meetings are conducted by a senior due diligence team to set priorities.  In 2015 Aon Hewitt conducted nearly 3,500 formal manager meetings, 375 of which were with real estate managers.

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The Adviser, in conjunction with Aon Hewitt, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which the Adviser considers to be ‘high calibers.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The systematic global manager research approach that Aon Hewitt follows is an ongoing process of continually monitoring the fund management marketplace.  This process is illustrated in the schematic below:

21

AHIC applies strong fundamental viewpoints and in-depth quantitative excellence to evaluate and rate products according to a myriad of factors. AHIC’s process is a clear reflection of AHIC’s operational and research excellence, and consists of two main stages:

Initial Rating With the InForm Process
First, the InForm process, which uses AHIC’s proprietary model, analyzes available investment manager data and rates each product according to seven factors: business, staff, investment process, investment risk, performance, terms/conditions, and operations.

The InForm process, which has been rigorously tested, applies a quantitative framework around the fundamental insights AHIC believes indicate investment opportunities may be well-positioned to ultimately add value going forward. The proprietary model was fully designed and created in-house by the Aon Center for Innovation and Analytics, a $350 million analytics research center responsible for delivering data-driven insights to client teams.

This initial review process allows AHIC’s research professionals to quickly identify investment products with the strongest potential of ultimately obtaining a “buy” rating after AHIC’s extensive due-diligence process concludes. Products that receive an above-average rating may move on to AHIC’s full due diligence and rating process. A qualitative override of the InForm process result can move a selected product into the next phase of our research process. Overrides typically occur when the data does not match a fundamental understanding of a product (e.g., a newly offered product from a well-established, highly regarded manager).
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Full Due Diligence and Rating Discussion
The second phase of AHIC’s research process is a more expanded evaluation of the seven aforementioned factors, including an in-depth assessment of operations. Examples of research topics by factor include:

▪	Business: profitability, stability and spread of ownership, client base, and remuneration policy

▪	Investment process: competitive advantage, repeatability, skill, and implementation

▪	Operational due diligence: operational controls, valuation of assets, independent directors, and third-party vendors

▪	Performance analysis: consistent with stated process, risk-adjusted, and persistent

▪	Risk: embedded in process, independent verification, and mix of measurements

▪	Staff: quality, depth of resource, team dynamic, and staff turnover

▪	Terms and conditions: client service, fees, ESG, and best practices in documentation

AHIC’s research teams meet and/or have conference calls with investment managers to gather needed information to perform in-depth research and prepare for a detailed rating meeting. A “buy” rating requires at least one on-site meeting with the manager. All requested information and notes are stored in AHIC’s firm’s proprietary manager research information storage database. The system is accessible to both AHIC’s investment consultants and research professionals.

When full due diligence concludes, the product is then scored and rated through a formal voting process. Each manager must pass our operational due-diligence process to receive a “buy” rating.

A critical part of Aon Hewitt’s process is to play an active and value-added role after an investment has been made, resulting in a robust investment monitoring system. This is an important tool in reducing risk, improving or creating liquidity, properly reviewing valuations, reporting performance, and assuring conformance with various terms.

Aon Hewitt monitors investment activity and realization events during the life of the investment and believes that effective post-investment review can enhance the value of primary real estate investments. Aon Hewitt seeks to maintain an active dialogue with fund managers regarding issues such as approving various waivers, amendments, or extensions to the partnership documents, checking the allocations of income or loss, reviewing the distribution procedures and allocations, extension periods, fund reductions, conflicts of interest, advisory board matters, and related significant issues.

Aon Hewitt will provide to the Adviser investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports.  An overview of Aon Hewitt’s monitoring activities is included below:

Investment Monitoring

▪	Monitor incoming communications on a daily basis
▪	Review financial statements and other manager reports
▪	Track portfolio activity for compliance with fund investment strategy and guidelines
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▪	Coordinate required actions and provide guidance to clients for such items as partnership agreement amendments, consents, and waivers
▪	Proactively identify potential portfolio issues and update investment ratings quarterly

Manager Monitoring

▪	Meet with each manager at least annually
▪	Participate on quarterly calls
▪	Monitor manager communications and industry news for developments
▪	Proactively identify potential manager issues

Performance Reporting

▪	Track all client contact, and portfolio information in SunGard InvestranTM
▪	Provide comprehensive streamlined reporting

Criteria Used in Selecting Public Real Estate Securities

The Adviser has retained CenterSquare, a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, including preferred equity, publicly traded income producing equity and debt real estate securities.  For purposes of the strategy’s investment policies, CenterSquare considers a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The strategy usually holds approximately 40 to 60 stocks.  Under normal circumstances, such securities will likely comprise between 5% and 50% of the Fund’s portfolio.

The Adviser with CenterSquare Investment Management has developed a customized public market investment strategy in line with the objectives of the Fund.  This strategy is comprised of a diversified portfolio of real estate securities identified as undervalued relative to their peers to provide investors with attractive, risk-adjusted returns. CenterSquare aims to uncover low-relative price opportunities across sectors and at different turning points in the real estate cycle by looking beyond the obvious factors of stock price and underlying real estate value. CenterSquare’s strategy recognizes that real estate securities are not simply stock, or real estate, but hybrid financial investments. As such, securities are valued on a number of factors, such as the value of the firm’s property portfolio, as well as critical business and market factors, which include: the company’s capitalization, its position within public capital markets, and quality of its management team.  Based on industry-specific analyses that evaluate stock values as well as operational and qualitative factors, CenterSquare selects approximately 40-60 stocks that it believes offer the most promising total return potential. The portfolio is diversified across sector, region and company. Stock weightings are determined through the use of a rigorous risk control process, which helps enable CenterSquare to maximize the portfolio’s risk-adjusted total returns.

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Investment Strategy – CenterSquare Process

CenterSquare’s investment process consists of both top down and bottom up analyses, as well as an active risk management component:

TOP DOWN
MACROECONOMIC INDICATORS
CAPITAL MARKETS
GOVERNMENT POLICY
REAL ESTATE FUNDAMENTALS
RISK MANAGEMENT
ACTIVE EXPOSURES
RELATIVE VALUATIONS
RISK METRICS
LIQUIDITY
BOTTOM UP
VALUATIONS
MANAGEMENT & STRATEGY
GOVERNANCE
ASSETS
CATALYSTS
Regional, Property Type, and Thematic Allocations
Attractively Valued Stocks Relative to Qualitative Rankings
PORTFOLIO CONSTRUCTION
Portfolio of 40-60 stocks

Step 1: Top-down Research

CenterSquare’s research process begins by considering the macroeconomic landscape and examining factors such as economic growth, interest rates, inflation, employment, and consumer spending. From this perspective, CenterSquare forms and refines an opinion on how each of these macroeconomic factors will impact the different real estate sectors within the U.S. (including office, apartment, retail, hotel, industrial, etc.)  CenterSquare layers pricing considerations into this analysis in order to determine which property sectors to over or underweight.

Step 2: Bottom-up Research

The bottom-up element incorporates both qualitative and quantitative stock-level analysis.

CenterSquare quantifies the valuation of each REIT or REOC’s underlying real estate using traditional real estate valuation tools, such as implied capitalization rates, net asset value, and replacement costs.  This phase of the bottom-up research process involves use of CenterSquare’s proprietary valuation models.  A vital component is a rigorous underwriting of each company’s balance sheet to understand the impact of debt and debt maturities.  This disciplined financial modeling allows CenterSquare to compare valuations across the REIT universe on a like-for-like basis over time.
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CenterSquare also performs a qualitative assessment  of each REIT or REOC’s management and strategy, governance practices, asset quality, and catalysts.  A critical step of this process involves meeting with management teams in the field and visiting markets and assets in person.  Each REIT in our investment universe is then assessed and ranked across a number of specific factors including quality of property and location, operating prowess, tenant quality and turnover.  The results of the rankings help guide portfolio weights and convictions subject to the aforementioned quantitative assessment.

Step 3: Risk Management

While identifying attractive securities is an important element of the process, risk management ensures a proper balance between alpha generation and risk minimization. This step of CenterSquare’s process focuses on identifying and understanding factor exposures and active bets relative to our benchmark. CenterSquare monitors exposures across a number of factors, including qualitative and quantitative portfolio metrics.

Other Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities.  In these and in other cases, the Fund may not achieve its investment objective.  The Adviser may invest the Fund’s cash balances in any investments it deems appropriate.  The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts.  Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program.  Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio manager are subjective.  The Fund may engage in borrowings and the use of leverage in acquiring investments.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year.  It is anticipated that the Fund’s portfolio turnover rate will ordinarily be between 25% and 75%.  The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate.  The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund.  Further, the Underlying Funds in which the Fund invests may experience high rates of portfolio turnover.  High rates of portfolio turnover in the Underlying Funds may negatively impact their returns and, thus, negatively impact the returns of the Fund.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s Statement of Additional Information.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.  As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.  See “U.S. Federal Income Tax Matters.”

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RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Related to an Investment in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public REITs, and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk.  The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly.  The incentive fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee.  The Funds are not publicly traded and therefore may not be as liquid as other types of investments.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments.  For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Funds may leverage to an unlimited extent, and may engage in joint transactions with affiliates.  These characteristics present additional risks for shareholders.

Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

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Issuer and Non-Diversification Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk.  The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors.  Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  The Fund’s investments are also subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk.  The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a closed-end fund.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks.  Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

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Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund's distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Risks Related to Our Investments

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry.  These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties.  Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties.  The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

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Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties.  Residential properties can be significantly affected by the national, regional and local real estate markets.  This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights.  Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

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Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.  The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market.  In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

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Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

Underlying Funds Risk.  The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities.  The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.  The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them.  Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Use of Leverage by the Fund.  Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings.  Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

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In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, Borrowings by the Fund may be made on a secured basis.  The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian.  If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.  In the event of a default, the lenders will have the right, through the Fund’s Custodian, to redeem the Fund’s investments in underlying Investment Funds without consideration of whether doing so would be in the best interests of the Fund’s shareholders.  The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

The use of financial leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.

Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage.  The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value.  Furthermore, Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund.  While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Valuation of Private Investment Funds.  While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in Private Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment.  Moreover, the valuation of the Fund’s investment in a Private Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.  For information about the value of the Fund’s investment in Private Investment Funds, the Adviser will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

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Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.  Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise.  Securities with longer maturities tend to be more sensitive to interest rate changes.  Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time.  In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk.  Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future.  The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline.  Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share.  Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Fixed income and preferred securities also may be subject to prepayment or redemption risk.  If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.  In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Such securities also may be subject to resale restrictions.  The lack of a liquid market for these securities could decrease the Fund’s share price.  Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Option Writing Risk.  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

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Foreign Securities and Emerging Markets Risk.  The Fund may have investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund with investments in foreign securities than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The Fund may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Risks Associated with Debt Financing

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, by the Fund will magnify the Fund’s gains or losses.  The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s gains or losses.  Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest and/or short selling related dividend expenses) than those of funds that do not use such techniques.  In addition, a lender to the Fund may terminate or refuse to renew any credit facility.  If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns on the Fund.

Credit Risk.  There is a risk that debt issuers will not make payments, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult to sell the security.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

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MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser.  The Board is comprised of five trustees (the “Trustees”).  The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund’s investment adviser.  The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management” in the Statement of Additional Information.

Investment Adviser

Griffin Capital Advisor, LLC, located at Griffin Capital Plaza, 1520 E. Grand Avenue, El Segundo, CA 90245, serves as the Fund’s investment adviser.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in August 2013, for the purpose of advising the Fund.  The Adviser is controlled by Griffin Capital Corporation, a Delaware corporation, which is controlled by Kevin Shields because he controls more than 25% of the voting interests of Griffin Capital Corporation as of the date of this prospectus.

Under the general supervision of the Fund’s Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will supervise and provide oversight of the Fund’s service providers.  The Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund.  The Adviser will compensate all Adviser personnel who provide services to the Fund.  In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly management fee computed at the annual rate of 1.50% of the daily net assets.  The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement is available in the Fund’s annual report to shareholders for fiscal year ending September 30, 2015.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.66% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect, at least until November 30, 2017, unless and until the Board approves its modification or termination.  This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  After November 30, 2017, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.

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Adviser’s Investment Committee

The Adviser has established an Investment Committee comprised of five persons (the “Committee”) responsible for: setting overall investment policies and strategies of the Adviser; approval of Private Investment Funds being considered for investment by the Fund; establishing allocation targets for the investment portfolio of the Fund among the Private Investment Funds, ETFs, Index Funds, Other Investment Vehicles and other entities in which the Fund intends to invest; and generally overseeing the activities of the Adviser’s Portfolio Manager (see below).

The members of the Committee, and their professional background and experience, are as follows:

Kevin A. Shields -- Mr. Shields is the Chief Executive Officer of our adviser, a position he has held since its inception in 2014.  Mr. Shields also serves as our President and a member of our Board of Trustees, positions he has held since our formation. Mr. Shields is also Chairman and Chief Executive Officer of Griffin Capital Corporation, which he founded in 1995, and  is the chief executive officer of our exclusive wholesale marketing agent, Griffin Capital Securities, LLC and controls our adviser through his ownership of Griffin Capital Corporation. Griffin Capital Corporation, through a wholly-owned subsidiary, owns Griffin Capital Securities, LLC. Mr. Shields also currently serves as Chief Executive Officer and Chairman of the board of directors of Griffin Capital Essential Asset REIT, Inc. and Griffin Capital Essential Asset REIT II, Inc., two public non-traded REITs sponsored by Griffin Capital Corporation, positions he has held since each company's formation in 2008 and 2013, respectively. He is also President and a member of the board of directors of Griffin-Benefit Street Partners BDC Corp. ("GB-BDC"), a non-diversified, closed-end management investment company regulated as a business development company under the 1940 Act, positions he has held since the company's formation in May 2014. He also serves as a non-voting special observer of the board of directors and member of the investment committee of Griffin-American Healthcare REIT III, Inc., a public non-traded REIT co-sponsored by Griffin Capital Corporation. Before founding Griffin Capital Corporation, from 1993 to 1994, Mr. Shields was a Senior Vice President and head of the Structured Real Estate Finance Group at Jefferies & Company, Inc., a Los Angeles-based investment bank. During his tenure at Jefferies, Mr. Shields focused on originating structured lease bond product with a particular emphasis on sub-investment grade lessees. While there, he consummated the first securitized forward lease bond financing for a sub-investment grade credit tenant. From 1992 to 1993, Mr. Shields was the President and Principal of Terrarius Incorporated, a firm engaged in the restructuring of real estate debt and equity on behalf of financial institutions, corporations, partnerships and developers. Prior to founding Terrarius, from 1986 to 1992, Mr. Shields served as a Vice President in the Real Estate Finance Department of Salomon Brothers Inc. in both New York and Los Angeles. During his tenure at Salomon, Mr. Shields initiated, negotiated, drafted and closed engagement, purchase and sale and finance agreements. Mr. Shields holds a J.D. degree, an MBA, and a B.S. degree in Finance and Real Estate from the University of California at Berkeley.

Randy I. Anderson Ph.D., CRE -- Dr. Anderson serves as Chief Investment Officer of our adviser, a position he has held since its inception in 2014, and as Chairman of our Board of Trustees and our Portfolio Manager, positions he has held since our formation. Additionally, Dr. Anderson serves as the Chief Economist of Griffin Capital Corporation, a position he has held since joining Griffin Capital Corporation in 2014.  Dr. Anderson has also been Executive Vice President of Griffin Benefit-Street Partners BDC Corp. and its registered investment adviser, Griffin Capital BDC Advisor, LLC since May 2014. In addition, Dr. Anderson serves as President of Griffin Capital Asset Management Company, LLC, and has held such position since September 2015.  From 2012-2013, Dr. Anderson held several senior executive positions at Bluerock Real Estate LLC, including founding partner of the Bluerock Total Income+ Real Estate Fund, where he was the Portfolio Manager.  Dr. Anderson served as the Howard Phillips Eminent Scholar Chair and Professor of Real Estate at the University of Central Florida from 2008 through 2013, where he was responsible for growing the real estate program, including the establishment of the Professional MS in Real Estate.  While at the University of Central Florida, Dr. Anderson was a member of the University Foundation Investment Sub-Committee which provides investment advice for the endowment, was the academic member of the Florida Association of Realtors Education Foundation Advisory Board, and was an ex-officio board member of the Central Florida Commercial Association of Realtors.  In 2007, Dr. Anderson was President, Chief Executive Officer, and founding partner of Franklin Square Capital Partners, where he helped establish, strategically organize, and capitalize the firm.  From 2005 through 2007, Dr. Anderson also served as Chief Economist for CNL Financial Group as well as Divisional President for CNL Real Estate Advisors.  Prior to CNL, Dr. Anderson was the Chief Economist and Director of Research for the Marcus and Millichap Company from 2002 through 2005 and Vice President of Research at Prudential Real Estate Advisors from 2001 through 2002.

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Dr. Anderson is a former co-editor of the Journal of Real Estate Portfolio Management and the Journal of Real Estate Literature.  Dr. Anderson received the Kinnard Young Scholar Award from the American Real Estate Society, an award which recognizes outstanding real estate scholarship for young academics, served as the Executive Director for the American Real Estate Society, was named a Homer Hoyt Fellow and a NAIOP Distinguished Fellow, and has been invited to guest lecture at leading global universities.  Dr. Anderson received his B.A. in Finance from North Central College in 1991 as a Presidential Scholar and holds a Ph.D. in Finance as a Presidential Fellow from the University of Alabama, where he graduated with highest distinction in 1996.

David C. Rupert -- Mr. Rupert has served as a member of the Investment Committee of our adviser since its inception in 2014. Mr. Rupert has also served as the President of Griffin Capital Corporation since 2010, and served as Chief Operating Officer of Griffin Capital Corporation from 2000-2008. Mr. Rupert also serves as Chief Executive Officer of Griffin-Benefit Street Partners BDC Corp., a position he has held since the company’s formation in 2014, as Executive Vice President of Griffin Capital Essential Asset REIT, Inc., a position he has held since July 2015, and as Executive Vice President of Griffin Capital Essential Asset REIT II, Inc., a position he has held since the company’s formation in November 2014.  Mr. Rupert also previously served as President of Griffin Capital Essential Asset REIT, Inc. from July 2012 through June 2015. Mr. Rupert’s 30 years of commercial real estate and finance experience includes over $9 billion of transactions executed on four continents: North America, Europe, Asia and Australia. From July 2009 to August 2010, Mr. Rupert co-headed an opportunistic hotel fund in partnership with The Olympia Companies, a hotel owner-operator with more than 800 employees, headquartered in Portland, Maine. From March 2008 through June 2009 Mr. Rupert was a partner in a private equity firm focused on Eastern Europe, in particular extended stay hotel and multifamily residential development, and large scale agribusiness in Ukraine. From 1999-2000, Mr. Rupert served as President of CB5, a real estate and restaurant development company that worked closely with the W Hotel division of Starwood Hotels. From 1997-1998 Mr. Rupert provided consulting services in the U.S. and UK to Lowe Enterprises, a Los Angeles-headquartered institutional real estate management firm. From 1986-1996, Mr. Rupert was employed at Salomon Brothers in New York, where he served in various capacities, including the head of REIT underwriting, and provided advice, raised debt and equity capital and provided brokerage and other services for leading public and private real estate institutions and entrepreneurs. Since 1984, Mr. Rupert has served on the Advisory Board to Cornell University’s Endowment for Real Estate Investments, and in August 2010 Mr. Rupert was appointed Co-Chairman of this Board. For more than 15 years, Mr. Rupert has lectured in graduate-level real estate and real estate finance courses in Cornell’s masters-level Program in Real Estate, where he is a founding Board Member. Mr. Rupert received his B.A. degree from Cornell in 1979 and his MBA from Harvard in 1986.

Michael J. Escalante -- Mr. Escalante has served as a member of the Investment Committee of our adviser since its inception in 2014. Mr. Escalante is also Chief Investment Officer of Griffin Capital Corporation, a position he has held since June 2006, where he is responsible for overseeing all acquisition and disposition activities. Mr. Escalante currently serves as President of Griffin Capital Essential Asset REIT, Inc., a position he has held since June 2015, and as Chief Investment Officer of the entity, a position he has held since August 2008. Mr. Escalante currently also serves as President and Director of Griffin Capital Essential Asset REIT II, Inc., positions he has held since November 2013 and February 2015, respectively. With more than 25 years of real estate related investment experience, he has been responsible for completing in excess of $6 billion of commercial real estate transactions throughout the United States. Prior to joining our sponsor in June 2006, Mr. Escalante founded Escalante Property Ventures in March 2005, a real estate investment management company, to invest in value-added and development-oriented infill properties within California and other western states. From 1997 to March 2005, Mr. Escalante served eight years at Trizec Properties, Inc., one of the largest publicly-traded U.S. office REITs, with his final position being Executive Vice President - Capital Transactions and Portfolio Management. While at Trizec, Mr. Escalante was directly responsible for all capital transaction activity for the Western U.S., which included the acquisition of several prominent office projects. Mr. Escalante’s work experience at Trizec also included significant hands-on operations experience as the REIT’s Western U.S. Regional Director with bottom-line responsibility for asset and portfolio management of a 4.6 million square foot office/retail portfolio (11 projects/23 buildings) and associated administrative support personnel (110 total/65 company employees). Prior to joining Trizec, from 1987 to 1997, Mr. Escalante held various acquisitions, asset management and portfolio management positions with The Yarmouth Group, an international investment advisor. Mr. Escalante holds an M.B.A. from the University of California, Los Angeles, and a B.S. in Commerce from Santa Clara University. Mr. Escalante is a full member of the Urban Land Institute and active in many civic organizations.

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Spencer Propper -- Mr. Propper serves as our Associate Portfolio Manager and as Vice President of our adviser. Additionally, Mr. Propper serves as Vice President, Product Development of Griffin Capital Corporation, a position he has held since joining Griffin Capital Corporation in 2014.  Previously, Mr. Propper was a Director at Lakemont Group, a boutique real estate investment banking and consulting firm. Within this role Mr. Propper provided portfolio management services to the Bluerock Total Income Plus Real Estate Fund. Additionally, at the Lakemont Group, Mr. Propper was responsible for overseeing projects for a variety of clients including pension funds, private equity firms and publicly traded real estate companies and specialized in structured finance, market analysis and strategic due diligence. Mr. Propper holds a Masters of Business Administration and Bachelor of Science in Finance and Real Estate from the University of Central Florida.

Portfolio Manager

Subject to the Committee’s oversight, Dr. Randy Anderson, who is a member of the Committee, is the Fund’s portfolio manager (“Portfolio Manager”) and oversees the day to day investment operations of the Fund. Dr. Anderson’s biographical information is presented above.

The Fund’s portfolio manager is supported by an Associate Portfolio Manager, Spencer Propper. Mr. Propper’s biographical information is presented above.

The Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Investment Sub-Advisers

The Adviser has engaged Aon Hewitt, a registered investment adviser under the Advisers Act, to act as the Fund’s Private Sub-Adviser.  For 40 years, Aon Hewitt and its affiliates have provided global leadership in investment consulting, and have been leading advisers to corporate and public pension plans, defined contribution plans, union associations, health systems, financial intermediaries, endowments and foundations. Aon Hewitt's Global Investment Consulting Practice had $84.7 billion ($62.2 billion in the U.S.) in assets under management and $4.2 trillion ($3.1 trillion in the U.S.) in assets under advisement with 2,567 retainer and project clients (899 in the U.S.) as of June 30, 2016.

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Aon Hewitt is the U.S. Investment Consulting Division of Aon Hewitt and an indirect wholly-owned subsidiary of Aon plc, a publicly held company (NYSE: Aon).  Aon Hewitt employs over 30,000 professionals in 90 countries serving more than 20,000 clients worldwide.

The Adviser has engaged CenterSquare Investment Management Inc., a Delaware limited liability company and a registered investment adviser under the Advisers Act, to act as the Fund’s Public Sub-Adviser.  CenterSquare Investment Management Holdings, Inc. was founded in 1987 and is focused exclusively on real estate, with multiple strategies structured to provide attractive investment performance to real estate investors.  CenterSquare Investment Management, Inc. was founded in 1995 and is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc.  CenterSquare Investment Management Holdings, Inc., along with its subsidiary, CenterSquare, is the sole real estate investment subsidiary under the BNY Mellon Investment Management Multi-Boutique model, with $8.2 billion in assets under management as of December 31, 2015.

The Fund and the Adviser intend to seek exemptive relief from the Securities and Exchange Commission regarding the appointment and termination of sub-advisers to the Fund.  If the exemptive relief is obtained, the Adviser may, subject to Board approval, hire or terminate sub-advisers to the Fund without shareholder approval, as required by Section 15(a) of the 1940 Act.  There is no guarantee that the Fund and the Adviser will obtain the contemplated exemptive relief.  Further, there is no certainty regarding when the exemptive relief may be obtained from the Securities and Exchange Commission.  If exemptive relief is granted, shareholders will have to approve the relief in order for the exemptive relief to become effective for the Fund.

Administrator and Accounting Agent

ALPS Fund Services, Inc. (“ALPS”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent. For its services as Administrator and Accounting Agent, the Fund pays ALPS the greater of a minimum fee or fees based on the annual net assets of the Fund (with such minimum fees subject to an annual cost of living adjustment) plus out of pocket expenses.

Transfer Agent

DST Systems, Inc., located at 333 W. 11th Street, Kansas City, Missouri 64105, serves as Transfer Agent.

Custodian

UMB Bank, n.a. (the “Custodian”), with its principal place of business located in Kansas City, Missouri, serves as custodian for the securities and cash of the Fund’s portfolio.  Under a Custody Agreement, the Custodian holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Adviser is obligated to pay expenses associated with providing the services stated in the Investment Advisory Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Adviser is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

ALPS is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting), including compensation of and office space for its officers and employees and administration of the Fund.

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The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

The Investment Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons

A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.  As of December 31, 2015, the name, address and percentage of ownership of each entity or person that owned of record or beneficially 25% or more of the outstanding shares of the Fund were as follows:

Class I
Name & Address	Percentage Owned
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	27.43%

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). Each Class I share will be offered at net asset value plus the applicable sales load. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations.

If market quotations are not readily available (as in the case of Private Investment Funds investing in private real estate), securities are valued at fair value as determined by the Board of Trustees. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Adviser.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  Like all investments that are valued at fair value, the Private Investment Funds will be difficult to value.  There is no single standard for determining fair value of a security.  Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate a Fund’s NAV.  Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.  The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.  The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Private Investment Funds could be available on no more than a quarterly basis. For non-calendar quarter-end days, the Fair Value Pricing Committee estimates the fair value of each Private Investment Fund by adjusting the most recent NAV for each Private Investment Fund by the change in a proprietary benchmark that the Fair Value Pricing Committee has deemed to be representative of the entire Private Investment Fund market. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

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The Adviser provides the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Fair Value Pricing Committee of the Board reviews any securities valued by the Adviser in accordance with the Fund’s valuation policies. The Adviser provides the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any.  To the extent deemed necessary by the Adviser, the Fair Value Pricing Committee of the Board reviews any securities valued by the Adviser in accordance with the Fund’s valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.  Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.  Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value.  Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

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CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars,” if any).  The Adviser has adopted policies and procedures and has structured its portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase at net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below).  The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).  Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).  Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends.  Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline.  The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days.  Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

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Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”).  The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”).  The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. You may call 1-888-926-2688 to learn the NAV. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer.

Contingent Deferred Sales Charges

Class I shares are not subject to a contingent deferred sales charge.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline.  Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2.00% of the outstanding shares of the Fund on the Repurchase Request Deadline.  If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis.  However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

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Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline.  The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph.  If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities.  The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund’s net asset value.

Repurchase of the Fund’s shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares.  Shareholders have no rights to redeem or transfer their shares, other than limited rights of a shareholder’s descendants to redeem shares in the event of such shareholder’s death pursuant to certain conditions and restrictions. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY AND DIVIDEND REINVESTMENT PLAN

Quarterly Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The distribution rate may be modified by the Board from time to time. All or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. Although such distributions are not currently taxable, such distributions will have the effect of lowering a shareholder’s tax basis in the shares which will result in a higher tax liability when the shares are sold, even if they have not increased in value, or, in fact, have lost value. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

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Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

Dividend Reinvestment Policy

The Fund will operate under a dividend reinvestment policy administered by DST Systems, Inc. (the “Agent”). Pursuant to the policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent in writing at Griffin Institutional Access Real Estate Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Such written notice must be received by the Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.

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The Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Agent at Griffin Institutional Access Real Estate Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Certain transactions can be performed by calling the toll free number 1-888-926-2688.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information.  There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan.  In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

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The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.  Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy.  For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset).  A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on November 5, 2013. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares, subject to a $2 billion limit on the Fund.  The Fund does not intend to hold annual meetings of its shareholders.

The Fund currently offers five different classes of shares: Class A, Class C, Class I, Class M and Class L shares.  The Fund began continuously offering its common shares on June 30, 2014.  As of May 4, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares.  On November 16, 2016, the Fund created its Class M and Class L shares.  An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”.  Certain share class details are set forth in “Plan of Distribution”.

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The following table shows the amounts of Fund shares that have been authorized and are outstanding as of September 30, 2016:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	19,159,502
Class C Shares	Unlimited	None	11,443,448
Class I Shares	Unlimited	None	13,251,197
Class M Shares	Unlimited	None	0
Class L Shares	Unlimited	None	0

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value.  Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees.  The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly.  Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Policy.”  The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund.  There are no pre-emptive rights associated with the shares.  The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund.  Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates.  However, upon written request to the Fund’s transfer agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account.  Share certificates that have been issued to an investor may be returned at any time.  The Fund’s transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery.  ALPS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Class of Shares.  The Fund offers Class A and Class C shares by a different prospectus.  Class M and Class L shares are offered by separate prospectuses.  Class A and Class C shares are subject to lower investment minimums, but are subject to sales charges, shareholders servicing fees, and distribution fees (Class C Shares only).  Class M shares are subject to distribution fees and are offered only through certain platforms.  Class L shares are subject to sales charges, shareholders servicing fees and are offered only through certain platforms.
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ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund.  The Trustees are elected for indefinite terms and do not stand for reelection.  A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter.  The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation.  Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.  The Distributor is an affiliate of the Administrator.  The Fund’s shares are offered for sale through the Distributor at net asset value plus the applicable sales load.  The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund’s shares.  In reliance on Rule 415, the Fund intends to offer to sell up to $2 billion of its shares, on a continual basis, through the Distributor.  No arrangement has been made to place funds received in an escrow, trust or similar account.  The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its best efforts to solicit orders for the purchase of the shares.  Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.  Class I shares are not currently subject to a Distribution Fee.

The Distributor has entered into a “wholesaling” agreement with Griffin Capital Securities, LLC (“Griffin Capital Securities”), a registered broker-dealer and an affiliate of the Adviser.  Pursuant to the terms of the wholesaling agreement, Griffin Capital Securities will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including but not limited to; regional and independent retail broker-dealers.

The Adviser or its affiliates, in the Adviser’s discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale and servicing of Fund shares (the “Additional Compensation”).  In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries’ registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries’.  The Additional Compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner.  The receipt of Additional Compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments.  Additionally, the Adviser or its affiliates pay a servicing fee to the Distributor and for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.  Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

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The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.  The Distributor may, from time to time, perform services for the Adviser and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Adviser purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by ALPS, the Fund’s administrator.  The returned check and stop payment fee is currently $25.  Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Griffin Institutional Access Real Estate Fund to:

Griffin Institutional Access Real Estate Fund
 c/o DST Systems, Inc.
430 W 7th St
Kansas City, MO 64105-1407

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor post-dated checks, postdated on-line bill pay checks, or any conditional purchase order or payment.

The transfer agent will charge a $25.00 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

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By Wire — Initial Investment

To make an initial investment in the Fund, the transfer agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the transfer agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-888-926-2688 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.  The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Griffin Institutional Access Real Estate Fund
(shareholder registration)
 (shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact ALPS to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-888-926-2688 for more information about the Fund’s Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-888-926-2688.  If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
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In compliance with the USA Patriot Act of 2001, ALPS will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call ALPS at 1-888-926-2688 for additional assistance when completing an application.

If ALPS does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Purchase Terms

The minimum initial purchase for Class I shares by an investor is $1,000,000.  The Fund reserves the right to waive the investment minimum.  The Fund may permit a financial intermediary to waive the initial minimum per shareholder for Class I shares in the following situations: broker-dealers purchasing fund shares for clients in broker-sponsored discretionary fee-based advisory programs; financial intermediaries with clients of a registered investment advisor (RIA) purchasing fund shares in fee based advisory accounts with a $1,000,000 aggregated initial investment across multiple clients; and certain other situations deemed appropriate by the Fund.  The Fund’s Class I shares are offered for sale through its Distributor at net asset value. The price of the shares during the Fund’s continuous offering will fluctuate over time with the net asset value of the shares.

Share Class Considerations

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	how much you intend to invest;

•	how long you expect to own the shares; and

•	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.  Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

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Class I Shares

Class I shares will be sold at the prevailing NAV per Class I share and are not subject to any upfront sales charge.  The Class I shares are not subject to a Distribution Fee, shareholder servicing fees, or contingent deferred sales charges.  Class I shares may only be available through certain financial intermediaries.  Because the Class I shares of the Fund are sold at the prevailing NAV per Class I share without an upfront sales charge, the entire amount of your purchase is invested immediately. However, for all accounts, Class I shares require a minimum investment of $1,000,000, while subsequent investments may be made with any amount.  The Fund reserves the right to waive the investment minimum.
Shareholder Service Expenses

Class I shares are not subject to shareholder servicing expenses.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Holland & Knight LLP, 1180 West Peachtree Street, N.W., Suite 1800, Atlanta GA 30309.

REPORTS TO SHAREHOLDERS

The Fund will send to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household.  Once implemented, a shareholder must call 1-888-926-2688 to discontinue householding and request individual copies of these documents.  Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and will audit the Fund’s financial statements.  BBD, LLP is located at 1835 Market Street, 26th Floor Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-193637). The complete Registration Statement may be obtained from the SEC at www.sec.gov.  See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	1
Investment Objective and Policies	2
Repurchases and Transfers of Shares	11
Management of the Fund	16
Codes of Ethics	25
Proxy Voting Policies and Procedures	25
Control Persons and Principal Holders	26
Investment Advisory and Other Services	26
Portfolio Managers	28
Allocation of Brokerage	29
Tax Status	30
Other Information	34
Independent Registered Public Accounting Firm	35
Financial Statements	35
Appendix A – Griffin Capital Advisors, LLC Proxy Voting Policies and Procedures	36
Appendix B – CenterSquare Investment Management, Inc. Proxy Voting Policies and Procedures	40
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NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to the Fund.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.
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Griffin Institutional Access Real Estate Fund
Class I Shares (GRIFX) of Beneficial Interest

November 16, 2016

Investment Adviser
Griffin Capital Advisor, LLC

All dealers that buy, sell or trade the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus in accordance with the terms of the dealers’ agreements with the Fund’s Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.
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PROSPECTUS

November 16, 2016

Griffin Institutional Access Real Estate Fund
Class L Shares (GLREX) of Beneficial Interest
$25,000 minimum purchase for regular accounts
$1,000 minimum purchase for retirement plan accounts

Griffin Institutional Access Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

This prospectus concisely provides the information that a prospective investor should know about the Fund before investing.  You are advised to read this prospectus carefully and to retain it for future reference.  Additional information about the Fund, including the Fund’s Class L Statement of Additional Information (“SAI”) dated November 16, 2016, has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available upon request and without charge by writing the Fund at c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, or by calling toll-free 1-888-926-2688.  The table of contents of the SAI appears on page 57 of this prospectus.  You may request the Fund’s SAI, annual and semi-annual reports when available, and other information about the Fund or make shareholder inquiries by calling 1-888-926-2688 or by visiting http://www.griffincapital.com.  The SAI, material incorporated by reference and other information about the Fund, is also available on the SEC’s website at http://www.sec.gov. The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link.

Investment Objective. The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.

Risks.  Investing in the Fund involves a high degree of risk.  In particular:

•	The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.

•
The Fund will ordinarily declare and pay distributions from its net investment income and distribute net realized capital gains, if any, once a quarter, however, the amount of distributions that the Fund may pay, if any, is uncertain.

•	The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund's performance, such as a return of capital and borrowings.

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•
Investors will pay offering expenses and, with regard to those share classes that impose a front-end sales load, a sales load of up to 5.75%. You will have to receive a total return at least in excess of these expenses to receive an actual return on your investment.

The Adviser. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser has engaged Aon Hewitt Investment Consulting, Inc. ("Aon Hewitt”, “AHIC” or the “Private Sub-Adviser”), an indirect wholly-owned subsidiary of Aon plc and a registered investment adviser under the Advisers Act, to provide ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to private, institutional real estate investment funds managed by institutional investment managers.  Aon Hewitt's Global Investment Consulting Practice had $84.7 billion ($62.2 billion in the U.S.) in assets under management and $4.2 trillion ($3.1 trillion in the U.S.) in assets under advisement with 2,567 retainer and project clients (899 in the U.S.) as of June 30, 2016.  Additionally, the Adviser has engaged CenterSquare Investment Management, Inc. (“CenterSquare” or the “Public Sub-Adviser”), a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, including publicly traded income producing equity and debt real estate related securities.  CenterSquare is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc., the sole real estate investment subsidiary of The Bank of New York Mellon Corporation, with $8.2 billion in assets under management as of December 31, 2015.  See “The Fund” and “Investment Objective, Strategies and Investment Features.”

Securities Offered. The Fund engages in a continuous offering of shares of beneficial interest of the Fund, including Class L shares. The Fund has registered 40 million shares and is authorized as a Delaware statutory trust to issue an unlimited number of shares.  The Fund is offering to sell, through its distributor, under the terms of this prospectus, 40 million shares of beneficial interest, at net asset value from which any applicable sales load will be deducted.  The maximum sales load is 4.25% of the amount invested for Class L shares The Fund anticipates offering its Class L shares through a platform developed and maintained by LPL. The Fund offers Class A shares and Class C shares by a different prospectus and offers Class I and Class M shares by separate prospectuses.  As of November 16, 2016, there were no Class L shares.  The minimum initial investment for Class L shares is $25,000 for regular accounts and $1,000 for retirement plan accounts.  The Fund reserves the right to waive the investment minimum.  The Fund’s Shares are offered through ALPS Distributors, Inc. (the “Distributor”), as the distributor.  In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders.  The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its best efforts to solicit orders for the sale of the shares.  Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.  During the continuous offering, shares will be sold at the net asset value of the Fund next determined plus the applicable sales load. See “Plan of Distribution.”  The Fund’s continuous offering is expected to continue in reliance on Rule 415 under the Securities Act of 1933, as amended until the Fund has sold shares in an amount equal to approximately $2,000,000,000.

The shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time.  No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of Fund’s shares at net asset value, and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.  Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity.  Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. See “Risk Factors” below in this prospectus.

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Investment Adviser
Griffin Capital Advisor, LLC (the “Adviser”)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
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PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the Statement of Additional Information, particularly the information set forth under the heading “Risk Factors.”

The Fund
Griffin Institutional Access Real Estate Fund is a continuously offered, non-diversified, closed-end management investment company.  See “The Fund.” The Fund is an interval fund that will provide limited liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See “Quarterly Repurchases of Shares,” and “Determination of Net Asset Value.”

Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.

Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities (as defined below).  The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds (as defined below) and publicly traded real estate securities.

The Fund may also invest in exchange traded funds (“ETFs”), index mutual funds (“Index Funds”), and Other Investment Vehicles (as defined below), as well as other publicly traded income producing equity and debt securities.  In certain circumstances or market environments the Fund may reduce its investment in real estate securities and hold a larger position in cash or cash equivalents.  The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate securities.  The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities.

The Fund defines “real estate securities” to include common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private, institutional real estate investment funds managed by institutional investment managers (“Private Investment Funds”); publicly traded real estate investment trusts (“Public REITs”); publicly traded real estate operating companies (“Public REOCs”); ETFs, Index Funds, and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in real estate (collectively, “Other Investment Vehicles”).  A select number of Private Investment Funds in which the Fund may invest may charge a performance fee.  Shareholders will pay a pro rata share of asset-based and performance fees associated with the Fund’s underlying investments, including its Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds, and Other Investment Vehicles (together, the “Underlying Funds” and each, an “Underlying Fund”).  The portfolio managers of the Fund consider an issuer to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

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By investing in the Fund, the Adviser expects that shareholders may realize (either directly or indirectly) the following potential benefits:

•    Access to Institutional Managers -- Many of the Private Investment Funds in which the Fund invests are intended for large, institutional investors and have a large minimum investment size and other investor criteria that might otherwise limit their availability to individual, non-institutional investors.  Thus, the Fund enables investors to invest in Private Investment Funds managed by leading institutional investment managers that may not be otherwise available to individual, non-institutional investors.

•    Multi-Strategy, Multi-Manager Investment Strategy -- Given the investment strategy of the Fund, investors are able to execute a multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Private Investment Funds in which the Fund invests, such a strategy may not otherwise be feasible to the individual investor.

•    More Attractive Investment Terms -- By taking advantage of volume and other discounts that typically are not available to individual investors, the Adviser believes that the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by the Private Investment Funds in which the Fund invests and which may not otherwise be permitted or available to individual investors.

•    Customized Public Market Strategy in line with Fund Objectives -- CenterSquare has managed a U.S. REIT strategy focused on providing current income and long term capital appreciation since 1995. The Fund provides access to CenterSquare’s proprietary investment process, which typically is reserved for institutional investors and seeks to identify real estate securities that are undervalued relative to their peers.

The Fund’s real estate industry investment policy is fundamental and may not be changed without shareholder approval.  The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Investment Strategy
The Adviser executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities. The Fund may also invest in ETFs, Index Funds, and Other Investment Vehicles, as well as other publicly traded income producing equity and debt securities.  With respect to selecting the Private Investment Funds in which the Fund invests, the Adviser considers various inputs, including quantitative and qualitative assessment of the management team and its track record, property evaluation and structure, and other information that is typically not available to an individual investor.

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Aon Hewitt assists the Adviser by providing ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to Private Investment Funds. Aon Hewitt is a leading advisor to corporate and public pension plans, defined contribution plans, union associations, health systems, financial intermediaries, endowments and foundations. Under normal circumstances, such securities will likely comprise between 50% and 95% of the Fund’s portfolio.

CenterSquare assists the Adviser by managing the portion of the Fund's investment portfolio that is allocated to publicly traded securities, such as common and preferred stocks, and debt securities of issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets.  For purposes of the strategy’s investment policies, CenterSquare considers a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The strategy usually holds approximately 40 to 60 stocks.  Under normal circumstances, such securities will likely comprise between 5% and 50% of the Fund’s portfolio.

Investment Adviser
The Adviser was formed in August 2013 and commenced operations in March 2014 and is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act.  Although the Adviser has a limited investment track-record, the portfolio manager of the Adviser, Dr. Randy Anderson, has substantial experience in managing a closed-end interval fund and pursuing an investment strategy substantially similar to the strategy being pursued by the Fund.  The Adviser is an indirect majority-owned subsidiary of Griffin Capital Corporation ("Griffin Capital"), is a privately-held, Los Angeles headquartered investment and asset management company with a 21-year track record sponsoring real estate investment vehicles and managing institutional capital. Led by senior executives with more than two decades of real estate experience who have collectively closed transactions representing over $22 billion in value, Griffin Capital and its affiliates have acquired or constructed approximately 55.4 million square feet of space since 1995. Griffin Capital and its affiliates own, manage, sponsor and/or co-sponsor a portfolio consisting of approximately 38* million square feet of space, located in 30 states and the United Kingdom, representing approximately $6.9* billion in asset value, based on purchase price, as of September 30, 2016.

* Includes the property information related to interests held in certain joint ventures.

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Sub-Advisers
The Adviser may, from time to time, engage one or more investment sub-advisers.  Any sub-adviser chosen by the Adviser will be paid by the Adviser based only on the portion of Fund assets allocated to any such sub-adviser by the Adviser.  Shareholders do not pay any sub-adviser fees.

The Adviser has engaged Aon Hewitt Investment Consulting, Inc., a registered investment adviser under the Advisers Act, to provide ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to Private Investment Funds.  Under normal circumstances, such securities will likely comprise between 50% and 95% of the Fund’s portfolio.

The Adviser has engaged CenterSquare Investment Management, Inc., a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, such as common and preferred stocks, and debt securities of issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets.  Under normal circumstances, such securities are estimated to comprise between 5% and 50% of the Fund’s portfolio.

Fees and Expenses
The Adviser is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s daily net assets.  The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 1.91% per annum of the Fund’s average daily net assets (the “Expense Limitation”) attributable to Class L shares. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded.  The Expense Limitation Agreement will remain until November 30, 2017, unless and until the Board approves its modification or termination. The Fund does not anticipate that the Fund’s Board of Trustees will terminate the Expense Limitation Agreement during this period.  The Expense Limitation Agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  After one year from the effective date of the registration statement, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.  See “Management of the Fund.”

Administrator and Accounting Agent	ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s Administrator and Accounting Agent. See “Management of the Fund.”
Transfer Agent	DST Systems, Inc. serves as the Fund’s Transfer Agent. See “Management of the Fund.”
Distribution Fees	Class L shares are not subject to a Distribution Fee. See “Plan of Distribution.”See “Plan of Distribution.”
Closed-End Fund Structure
Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange.  Unlike many closed-end funds, however, the Fund’s shares will not be listed on a stock exchange.  Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund’s shares (at least 5%) quarterly, which is discussed in more detail below.  The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

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Share Classes
The Fund currently offers five different classes of shares: Class A, Class C, Class I, Class M and Class L shares.  The Fund began continuously offering its common shares on June 30, 2014.  As of May 4, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares.  On November 16, 2016, the Fund created its Class M and Class L shares.  An investment in any share class of the Fund represents an investment in the same assets of the Fund.  However, the purchase restrictions and ongoing fees and expenses for each share class are different.  The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.”  If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor.  When selecting a share class, you should consider which Share classes are available to you, how much you intend to invest, how long you expect to own shares, and the total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different.  You should speak with your financial advisor to help you decide which share class is best for you.  Not all financial intermediaries offer all classes of shares.  If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Suitability
An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money.  An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.  An investment in the Fund should not be viewed as a complete investment program.

Repurchases of Shares
The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See “Quarterly Repurchases of Shares.”

Summary of Risks
Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund’s shares.  See “Risk Factors.”

Risks Related to an Investment in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

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Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk. The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly.  The performance fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments.  Shareholders of the Private Investment Funds are not entitled to the protections of the Investment Company Act of 1940 (the “1940 Act”).  For example, Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Private Investment Funds may leverage to an unlimited extent, and may engage in joint transactions with affiliates.  These characteristics present additional risks for shareholders.

Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected a Private Investment Fund, a Public REIT or Other Investment Vehicle, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Fund and the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund).  The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

6

Issuer and Non-Diversification Risk.  The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk.  There currently is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop.  Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  The Fund’s investments also are subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.  The judgments of both the Adviser and Sub-Advisers regarding the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different real estate asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities.  The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Distribution Policy Risk. The Fund's distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

7

Risks Related to Our Investments

Real Estate Industry Concentration Risk. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of REITs and other real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties.  Hotel properties and other properties in the hospitality real estate sector, such as motels and extended-stay properties, are affected by declines in business and leisure travel.

Healthcare Properties.  Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties.  Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets.  This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

8

Self-Storage Properties.  Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues. Real estate development companies are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance. Certain of the companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants.  The ability of real estate companies to make distributions to shareholders depends upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their lease payments.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

REIT Risk. Share prices of Public REITs may decline because of adverse developments affecting the real estate industry and real property values.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.  Dividends paid by REITs may not receive preferential tax treatment afforded other dividends.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

9

Underlying Funds Risk. The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities.  The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.

Use of Leverage by the Fund.  Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings.  Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  In that regard, the Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value.  Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation of Private Investment Funds.  The Private Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager to determine the estimated value of the Fund’s investment therein.  The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party.  To determine the estimated value of the Fund’s investment in Private Investment Funds, the Adviser considers, among other things, information provided by the Private Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

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Preferred Securities Risk.  Preferred securities are subject to credit risk and interest rate risk.  Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise.  Securities with longer maturities tend to be more sensitive to interest rate changes.  Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time.  In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk. Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities.  As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  The market value of bonds and preferred shares tend to decline as interest rates increase.  Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due.  In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond.  The price of equity securities into which a convertible security may convert may fall because of economic or political changes.  Stock prices in general may decline over short or even extended periods of time.  Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Fixed income securities are also subject to default risk.

Option Writing Risk. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

Risks Associated with Debt Financing

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Credit Risk.  Issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes.

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Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

U.S. Federal Income Tax Matters
The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code.  In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year.  If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions.  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.  See “U.S. Federal Income Tax Matters.”

Distribution Policy and Dividend Reinvestment Plan
The Fund’s distribution policy is to make quarterly distributions to shareholders. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Distribution Policy and Dividend Reinvestment Plan.”

Custodian	UMB Bank, n.a. (“Custodian”) serves as the Fund’s custodian. See “Management of the Fund.”
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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class L
Maximum Sales Load (as a percent of offering price)	4.25%
Contingent Deferred Sales Charge	None
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Interest Payments on Borrowed Funds[1]	0.03%
Other Expenses[2,3]	1.13%
Shareholder Servicing Expenses	0.25%
Distribution Fee	None
Remaining Other Expenses	0.88%[2]
Acquired Fund Fees and Expenses[4]	0.02%
Total Annual Expenses[5]	2.68%
Fee Waiver and Reimbursement	(0.72%)
Total Annual Expenses (after fee waiver and reimbursement)[6]	1.96%

[1]
“Interest payments on borrowed funds” is estimated based on the interest rate currently in effect with respect to the Trust’s credit facilities and includes the ongoing commitment fees payable under the terms of the credit facilities.

[2]	Based on estimated amounts for the current fiscal year for Class L shares.

[3]
Other Expenses represents the Fund expenses as they are calculated in the Fund’s NSAR Annual Report. Similar to a mutual fund that invests in REITs that does not include the operating expense of the underlying REITs, this total does not include the REIT fees and expenses of the underlying Private Investment Funds that hold assets through operating REITs, as discussed further in footnote 6 below. The Fund’s Other Expenses will increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown.

[4]
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. The Adviser estimates that such performance fees may range between 10% and 20% of the Acquired Fund's realized and, in certain cases, unrealized gains.  Acquired Fund Fees and Remaining Other Expenses do not include brokerage or transaction costs incurred by the Acquired Funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights due to the Acquired Fund Fees & Expenses and certain other adjustments.

[5]
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.91% per annum of the Fund’s average daily net assets attributable to Class L shares (the Expense Limitation). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until November 30, 2017, unless and until the Board approves its modification or termination.  This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  See “Management of the Fund.”

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[6]
Total Annual Expenses do not include the indirect fees and expenses of the Private Investment Funds that are not investment companies or other privately offered traditional pooled investment vehicles. The indirect fees and expenses of the Private Investment Funds include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Investment Funds.

The Summary of Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table assumes that the Fund issues shares in an amount equal to $90 million.  More information about management fees, fee waivers and other expenses is available in “Management of the Fund” starting on page 37 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (the Example assumes the Fund’s Expense Limitation Agreement will remain in effect for only one year):

Share Class	1 Year	3 Years	5 Years	10 Years
Class L	$62	$116	$172	$325

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee.  However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by ALPS currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one Class C share of beneficial interest outstanding throughout the period presented. Because the Class L shares have only recently commenced investment operations, no financial highlights are available for this share class at this time.  In the future, financial highlights for Class L shares will be presented in this section of the Prospectus.

The financial highlights table is intended to help you understand the Fund’s financial performance.  The table below reflects the financial results for shares of the Fund.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by BBD, LLP, an independent registered public accounting firm (except for the financial highlights for the six month period ended March 31, 2016, which are unaudited), whose report, along with this information and additional Fund performance and portfolio information, appears in the Fund’s Semi-Annual Report dated March 31, 2016. To request the Fund’s Semi-Annual Report, please call 1-888-926-2688.
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Griffin Institutional Access Real Estate Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
Net asset value, beginning of period	$25.95		$26.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.00	(c)
Net realized and unrealized gain	1.03		0.09
Total from investment operations	1.12		0.09

DISTRIBUTIONS:
From net investment income	(0.69)		-
Return of capital	-		(0.34)
Total distributions	(0.69)		(0.34)

Net (decrease) in net asset value	(0.43)		(0.25)
Net asset value, end of period	$26.38		$25.95
TOTAL RETURN(d)	4.36%		0.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$138,717		$13,547
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	3.04	%(f)	3.32	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.89	%(f)	2.69	%(f)
Ratio of net investment income to average net assets(e)(g)	0.73	%(f)(h)	0.00	%(f)(h)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.81	%(f)	3.29	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.66	%(f)	2.66	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)(g)	0.80	%(f)	0.03	%(f)
Portfolio turnover rate(i)	10%		29%

(a)	The Fund's Class C shares commenced operations on August 10, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized and do not reflect the impact of sales charges.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Less than 0.005%.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the fund level.
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USE OF PROCEEDS

The net proceeds of the continuous offering of shares, after payment of any applicable sales load, will be invested in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. The Fund will pay offering expenses incurred with respect to its continuous offering.  Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund will invest in money market or short-term fixed income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate.

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.  The Fund was organized as a Delaware statutory trust on November 5, 2013.  The Fund’s principal office is located at Griffin Capital Plaza, 1520 E. Grand Avenue, El Segundo, CA 90245, and its telephone number is 1-888-926-2688.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.  Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities, primarily in Private Investment Funds, selected by the Adviser, in conjunction with the Private Sub-Adviser.  The Fund will also invest directly in publicly traded income producing equity and debt securities, including publicly traded income producing equity and debt real estate securities, selected by the Public Sub-Adviser. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate securities.

The Fund defines real estate securities to include common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: Private Investment Funds; publicly traded real estate securities such as Public REITs; Public REOCs, ETFs, Index Funds, and Other Investment Vehicles.  The portfolio managers of the Fund consider an issuer to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities.  By investing in the Fund, the Adviser expects that shareholders may realize (either directly or indirectly) the following potential benefits:
16

•
Access to Institutional Managers -- Many of the Private Investment Funds in which the Fund invests are intended for large, institutional investors and have a large minimum investment size and other investor criteria that might otherwise limit their availability to individual, non-institutional investors.  Thus, the Fund enables investors to invest in Private Investment Funds managed by leading institutional investment managers that may not be otherwise available to individual, non-institutional investors.

•
Multi-Strategy, Multi-Manager Investment Strategy -- Given the investment strategy of the Fund, investors are able to execute a multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Private Investment Funds in which the Fund invests, such a strategy may not otherwise be feasible to the individual investor.

•
More Attractive Investment Terms -- By taking advantage of volume and other discounts that typically are not available to individual investors, the Adviser believes that the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by the Private Investment Funds in which the Fund invests and which may not otherwise be permitted or available to individual investors.

•
Customized Public Market Strategy in line with Fund Objectives – CenterSquare has managed a U.S. REIT strategy focused on providing current income and long term capital appreciation since 1995. The Fund provides access to CenterSquare’s proprietary investment process, which typically is reserved for institutional investors and seeks to identify real estate securities that are undervalued relative to their peers.

The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities.  The Fund may also invest in issuers in foreign and emerging markets.

The Statement of Additional Information contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of ‘best in class’ real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities. The Fund may also invest in ETFs, Index Funds, and Other Investment Vehicles, as well as other publicly traded income producing equity and debt securities.  The term “best-in-class” refers to Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds, and Other Investment Vehicles that the Adviser has identified as likely providing above average risk adjusted returns based on information provided through the Adviser’s selection process.

The Adviser, in conjunction with the Sub-Advisers, employs a regimen of quantitative and qualitative criteria in its selection process to arrive at a universe of investments which the Adviser considers to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser, in conjunction with the Sub-Advisers, will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The Adviser is assisted in the ongoing monitoring and maintenance of its research database by the Sub-Advisers whom employ systematic monitoring practices of the private fund management marketplace as well as the publicly traded equity and debt markets.

17

Private Investment Funds.     Private Investment Funds are investment funds that invest primarily in real estate and are managed by institutional investment managers with expertise in investing in real estate and real estate-related securities.  Due to sizable minimum investment requirements and selective investor qualification criteria, many Private Investment Funds limit their direct investors to mainly institutions such as endowments and pension funds.  The Fund allows investors to gain access to Private Investment Funds that may not otherwise be available to individual investors.  Further, due to the Fund’s multi-manager, multi-sector, and multi-strategy approach, investors can gain access to a broad range of strategies and sectors in real estate and real estate-related securities.  The Fund may invest up to 10% of its assets in private funds employing hedging strategies (commonly known as "hedge funds", i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

REITs.     The Fund may invest in Real Estate Investment Trusts (“REITs”), both directly and through its investments in Private Investment Funds.  REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges, such as the NYSE and NASDAQ.

REOCs.     The Fund may invest in Real Estate Operating Companies (“REOCs”), both directly and through its investments in Private Investment Funds.  REOCs are companies that invests in real estate and whose shares trade on a public exchange. A real estate operating company (REOC) is similar to a real estate investment trust (REIT), except that a REOC will reinvest its earnings, rather than distributing them to unit holders as REITs do.

Exchange Traded Funds.     ETFs are traded similarly to stocks and listed on major stock exchanges.  Potential benefits of ETFs include diversification, cost and tax efficiency, liquidity, marginability, utility for hedging, the ability to go long and short, and (in some cases) quarterly dividends.  An ETF may attempt to track a particular market segment or index.

Index Funds.     An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index.  Index Funds are typically not actively managed, and potential benefits include low operating expenses, broad market exposure and low portfolio turnover.

Other Investment Vehicles.     The Fund may make investments in other investment vehicles such as closed-end funds, mutual funds and unregistered funds that invest principally, directly or indirectly, in real estate.  Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Criteria Used in Selecting Private Investment Funds

The Adviser, in conjunction with Aon Hewitt, will use both a quantitative screening process and a qualitative selection process when selecting securities for investment by the Fund in connection with its strategy.

The Fund utilizes a multi-manager, multi-sector, and multi-strategy approach.  The Adviser, with assistance from Aon Hewitt, selects Private Investment Funds believed to have the best risk adjusted return prospects from a peer group of issuers in a particular real estate sector with similar market capitalization and/or credit quality.  When constructing and balancing the Fund’s portfolio, the Adviser selects Private Investment Funds that it believes have relatively low volatility and will not be highly correlated to the broader equity or fixed income markets.
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Aon Hewitt conducts on-going research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objective as well as to provide the Adviser information to make ongoing portfolio management decisions. By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions.

On-going monitoring of the Fund’s investments is utilized to assist the Adviser in maintaining portfolio allocations and managing cash in-flows and outflows.  The Adviser may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time.  The Adviser manages investments over a long-term time horizon while being mindful of the historical context of the markets.

Investment Strategy - Multi-Manager Diversification

The Fund employs a multi-manager approach by identifying and investing with various institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities.  Many of the Private Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds - as such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

In addition to pursuing a multi-manager approach, the Fund employs a multi-strategy approach in an attempt to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below.  Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds.  Thus a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Adviser believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market.  Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

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Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/ re-tenanting).

The Fund employs a multi-sector approach to diversify its investments by property sector - for example, across retail, office, multifamily, hospitality, industrial, residential, medical and/or self-storage sectors.  Because each real estate sector has its own investment cycle, correlations across property sectors are generally low.  Thus employing a multi-sector approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

Investment Strategy – Aon Hewitt Process

Aon Hewitt maintains a proprietary database of investment managers that tracks all the major real estate sectors. Aon Hewitt utilizes Investran™, a highly customizable alternative asset class tracking system. Investran™ provides fully integrated investment management, reporting, and client relations capabilities. Across all asset classes Aon Hewitt's institutional manager search database contains over 11,000 managers and 23,000 products.  Aon Hewitt has 2000+ real estate partnerships covering 1300+ investment managers in its manager search database, plus ten years of useable performance data, Global, U.S., and Non U.S. real estate investment opportunities and managers are included. The data is generated through relationships with managers who desire access to Aon Hewitt's institutional client base. Through the databases Aon Hewitt tracks what managers are currently in the market and when managers will be coming back to market.

Through this process, each potential investment is initially screened for factors such as strategy, value proposition, peer universe comparison, terms, and potential portfolio fit. Quarterly planning meetings are conducted by a senior due diligence team to set priorities.  In 2015 Aon Hewitt conducted nearly 3,500 formal manager meetings, 375 of which were with real estate managers.
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The Adviser, in conjunction with Aon Hewitt, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which the Adviser considers to be ‘high calibers.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The systematic global manager research approach that Aon Hewitt follows is an ongoing process of continually monitoring the fund management marketplace.  This process is illustrated in the schematic below:

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AHIC applies strong fundamental viewpoints and in-depth quantitative excellence to evaluate and rate products according to a myriad of factors. AHIC’s process is a clear reflection of AHIC’s operational and research excellence, and consists of two main stages:

Initial Rating With the InForm Process
First, the InForm process, which uses AHIC’s proprietary model, analyzes available investment manager data and rates each product according to seven factors: business, staff, investment process, investment risk, performance, terms/conditions, and operations.

The InForm process, which has been rigorously tested, applies a quantitative framework around the fundamental insights AHIC believes indicate investment opportunities may be well-positioned to ultimately add value going forward. The proprietary model was fully designed and created in-house by the Aon Center for Innovation and Analytics, a $350 million analytics research center responsible for delivering data-driven insights to client teams.

This initial review process allows AHIC’s research professionals to quickly identify investment products with the strongest potential of ultimately obtaining a “buy” rating after AHIC’s extensive due-diligence process concludes. Products that receive an above-average rating may move on to AHIC’s full due diligence and rating process. A qualitative override of the InForm process result can move a selected product into the next phase of our research process. Overrides typically occur when the data does not match a fundamental understanding of a product (e.g., a newly offered product from a well-established, highly regarded manager).
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Full Due Diligence and Rating Discussion
The second phase of AHIC’s research process is a more expanded evaluation of the seven aforementioned factors, including an in-depth assessment of operations. Examples of research topics by factor include:

▪	Business: profitability, stability and spread of ownership, client base, and remuneration policy

▪	Investment process: competitive advantage, repeatability, skill, and implementation

▪	Operational due diligence: operational controls, valuation of assets, independent directors, and third-party vendors

▪	Performance analysis: consistent with stated process, risk-adjusted, and persistent

▪	Risk: embedded in process, independent verification, and mix of measurements

▪	Staff: quality, depth of resource, team dynamic, and staff turnover

▪	Terms and conditions: client service, fees, ESG, and best practices in documentation

AHIC’s research teams meet and/or have conference calls with investment managers to gather needed information to perform in-depth research and prepare for a detailed rating meeting. A “buy” rating requires at least one on-site meeting with the manager. All requested information and notes are stored in AHIC’s firm’s proprietary manager research information storage database. The system is accessible to both AHIC’s investment consultants and research professionals.

When full due diligence concludes, the product is then scored and rated through a formal voting process. Each manager must pass our operational due-diligence process to receive a “buy” rating.

A critical part of Aon Hewitt’s process is to play an active and value-added role after an investment has been made, resulting in a robust investment monitoring system. This is an important tool in reducing risk, improving or creating liquidity, properly reviewing valuations, reporting performance, and assuring conformance with various terms.

Aon Hewitt monitors investment activity and realization events during the life of the investment and believes that effective post-investment review can enhance the value of primary real estate investments. Aon Hewitt seeks to maintain an active dialogue with fund managers regarding issues such as approving various waivers, amendments, or extensions to the partnership documents, checking the allocations of income or loss, reviewing the distribution procedures and allocations, extension periods, fund reductions, conflicts of interest, advisory board matters, and related significant issues.

Aon Hewitt will provide to the Adviser investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports.  An overview of Aon Hewitt’s monitoring activities is included below:

Investment Monitoring

▪	Monitor incoming communications on a daily basis
▪	Review financial statements and other manager reports
▪	Track portfolio activity for compliance with fund investment strategy and guidelines
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▪	Coordinate required actions and provide guidance to clients for such items as partnership agreement amendments, consents, and waivers
▪	Proactively identify potential portfolio issues and update investment ratings quarterly

Manager Monitoring

▪	Meet with each manager at least annually
▪	Participate on quarterly calls
▪	Monitor manager communications and industry news for developments
▪	Proactively identify potential manager issues

Performance Reporting

▪	Track all client contact, and portfolio information in SunGard InvestranTM
▪	Provide comprehensive streamlined reporting

Criteria Used in Selecting Public Real Estate Securities

The Adviser has retained CenterSquare, a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, including preferred equity, publicly traded income producing equity and debt real estate securities.  For purposes of the strategy’s investment policies, CenterSquare considers a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The strategy usually holds approximately 40 to 60 stocks.  Under normal circumstances, such securities will likely comprise between 5% and 50% of the Fund’s portfolio.

The Adviser with CenterSquare Investment Management has developed a customized public market investment strategy in line with the objectives of the Fund.  This strategy is comprised of a diversified portfolio of real estate securities identified as undervalued relative to their peers to provide investors with attractive, risk-adjusted returns. CenterSquare aims to uncover low-relative price opportunities across sectors and at different turning points in the real estate cycle by looking beyond the obvious factors of stock price and underlying real estate value. CenterSquare’s strategy recognizes that real estate securities are not simply stock, or real estate, but hybrid financial investments. As such, securities are valued on a number of factors, such as the value of the firm’s property portfolio, as well as critical business and market factors, which include: the company’s capitalization, its position within public capital markets, and quality of its management team.  Based on industry-specific analyses that evaluate stock values as well as operational and qualitative factors, CenterSquare selects approximately 40-60 stocks that it believes offer the most promising total return potential. The portfolio is diversified across sector, region and company. Stock weightings are determined through the use of a rigorous risk control process, which helps enable CenterSquare to maximize the portfolio’s risk-adjusted total returns.

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Investment Strategy – CenterSquare Process

CenterSquare’s investment process consists of both top down and bottom up analyses, as well as an active risk management component:

TOP DOWN
MACROECONOMIC INDICATORS
CAPITAL MARKETS
GOVERNMENT POLICY
REAL ESTATE FUNDAMENTALS
RISK MANAGEMENT
ACTIVE EXPOSURES
RELATIVE VALUATIONS
RISK METRICS
LIQUIDITY
BOTTOM UP
VALUATIONS
MANAGEMENT & STRATEGY
GOVERNANCE
ASSETS
CATALYSTS
Regional, Property Type, and Thematic Allocations
Attractively Valued Stocks Relative to Qualitative Rankings
PORTFOLIO CONSTRUCTION
Portfolio of 40-60 stocks

Step 1: Top-down Research

CenterSquare’s research process begins by considering the macroeconomic landscape and examining factors such as economic growth, interest rates, inflation, employment, and consumer spending. From this perspective, CenterSquare forms and refines an opinion on how each of these macroeconomic factors will impact the different real estate sectors within the U.S. (including office, apartment, retail, hotel, industrial, etc.)  CenterSquare layers pricing considerations into this analysis in order to determine which property sectors to over or underweight.

Step 2: Bottom-up Research

The bottom-up element incorporates both qualitative and quantitative stock-level analysis.

CenterSquare quantifies the valuation of each REIT or REOC’s underlying real estate using traditional real estate valuation tools, such as implied capitalization rates, net asset value, and replacement costs.  This phase of the bottom-up research process involves use of CenterSquare’s proprietary valuation models.  A vital component is a rigorous underwriting of each company’s balance sheet to understand the impact of debt and debt maturities.  This disciplined financial modeling allows CenterSquare to compare valuations across the REIT universe on a like-for-like basis over time.
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CenterSquare also performs a qualitative assessment  of each REIT or REOC’s management and strategy, governance practices, asset quality, and catalysts.  A critical step of this process involves meeting with management teams in the field and visiting markets and assets in person.  Each REIT in our investment universe is then assessed and ranked across a number of specific factors including quality of property and location, operating prowess, tenant quality and turnover.  The results of the rankings help guide portfolio weights and convictions subject to the aforementioned quantitative assessment.

Step 3: Risk Management

While identifying attractive securities is an important element of the process, risk management ensures a proper balance between alpha generation and risk minimization. This step of CenterSquare’s process focuses on identifying and understanding factor exposures and active bets relative to our benchmark. CenterSquare monitors exposures across a number of factors, including qualitative and quantitative portfolio metrics.

Other Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities.  In these and in other cases, the Fund may not achieve its investment objective.  The Adviser may invest the Fund’s cash balances in any investments it deems appropriate.  The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts.  Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program.  Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio manager are subjective.  The Fund may engage in borrowings and the use of leverage in acquiring investments.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year.  It is anticipated that the Fund’s portfolio turnover rate will ordinarily be between 25% and 75%.  The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate.  The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund.  Further, the Underlying Funds in which the Fund invests may experience high rates of portfolio turnover.  High rates of portfolio turnover in the Underlying Funds may negatively impact their returns and, thus, negatively impact the returns of the Fund.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s Statement of Additional Information.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.  As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.  See “U.S. Federal Income Tax Matters.”

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RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Related to an Investment in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public REITs, and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk.  The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly.  The incentive fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee.  The Funds are not publicly traded and therefore may not be as liquid as other types of investments.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments.  For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Funds may leverage to an unlimited extent, and may engage in joint transactions with affiliates.  These characteristics present additional risks for shareholders.

Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

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Issuer and Non-Diversification Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk.  The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors.  Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  The Fund’s investments are also subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk.  The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a closed-end fund.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks.  Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

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Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund's distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Risks Related to Our Investments

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry.  These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties.  Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties.  The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

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Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties.  Residential properties can be significantly affected by the national, regional and local real estate markets.  This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights.  Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

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Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.  The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market.  In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

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Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

Underlying Funds Risk.  The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities.  The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.  The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them.  Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Use of Leverage by the Fund.  Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings.  Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

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In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, Borrowings by the Fund may be made on a secured basis.  The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian.  If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.  In the event of a default, the lenders will have the right, through the Fund’s Custodian, to redeem the Fund’s investments in underlying Investment Funds without consideration of whether doing so would be in the best interests of the Fund’s shareholders.  The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

The use of financial leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.

Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage.  The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value.  Furthermore, Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund.  While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Valuation of Private Investment Funds.  While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in Private Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment.  Moreover, the valuation of the Fund’s investment in a Private Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.  For information about the value of the Fund’s investment in Private Investment Funds, the Adviser will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

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Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.  Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise.  Securities with longer maturities tend to be more sensitive to interest rate changes.  Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time.  In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk.  Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future.  The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline.  Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share.  Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Fixed income and preferred securities also may be subject to prepayment or redemption risk.  If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.  In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Such securities also may be subject to resale restrictions.  The lack of a liquid market for these securities could decrease the Fund’s share price.  Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Option Writing Risk.  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

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Foreign Securities and Emerging Markets Risk.  The Fund may have investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund with investments in foreign securities than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The Fund may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Risks Associated with Debt Financing

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, by the Fund will magnify the Fund’s gains or losses.  The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s gains or losses.  Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest and/or short selling related dividend expenses) than those of funds that do not use such techniques.  In addition, a lender to the Fund may terminate or refuse to renew any credit facility.  If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns on the Fund.

Credit Risk.  There is a risk that debt issuers will not make payments, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult to sell the security.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

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MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser.  The Board is comprised of five trustees (the “Trustees”).  The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund’s investment adviser.  The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management” in the Statement of Additional Information.

Investment Adviser

Griffin Capital Advisor, LLC, located at Griffin Capital Plaza, 1520 E. Grand Avenue, El Segundo, CA 90245, serves as the Fund’s investment adviser.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in August 2013, for the purpose of advising the Fund.  The Adviser is controlled by Griffin Capital Corporation, a Delaware corporation, which is controlled by Kevin Shields because he controls more than 25% of the voting interests of Griffin Capital Corporation as of the date of this prospectus.

Under the general supervision of the Fund’s Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will supervise and provide oversight of the Fund’s service providers.  The Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund.  The Adviser will compensate all Adviser personnel who provide services to the Fund.  In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly management fee computed at the annual rate of 1.50% of the daily net assets.  The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement will be available in the Fund’s annual report to shareholders for fiscal year ending September 30, 2016.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.91% per annum of the Fund’s average daily net assets attributable to Class L shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect, at least until November 30, 2017, unless and until the Board approves its modification or termination.  This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  After November 30, 2017, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.

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Adviser’s Investment Committee

The Adviser has established an Investment Committee comprised of five persons (the “Committee”) responsible for: setting overall investment policies and strategies of the Adviser; approval of Private Investment Funds being considered for investment by the Fund; establishing allocation targets for the investment portfolio of the Fund among the Private Investment Funds, ETFs, Index Funds, Other Investment Vehicles and other entities in which the Fund intends to invest; and generally overseeing the activities of the Adviser’s Portfolio Manager (see below).

The members of the Committee, and their professional background and experience, are as follows:

Kevin A. Shields -- Mr. Shields is the Chief Executive Officer of our adviser, a position he has held since its inception in 2014.  Mr. Shields also serves as our President and a member of our Board of Trustees, positions he has held since our formation. Mr. Shields is also Chairman and Chief Executive Officer of Griffin Capital Corporation, which he founded in 1995, and  is the chief executive officer of our exclusive wholesale marketing agent, Griffin Capital Securities, LLC and controls our adviser through his ownership of Griffin Capital Corporation. Griffin Capital Corporation, through a wholly-owned subsidiary, owns Griffin Capital Securities, LLC. Mr. Shields also currently serves as Chief Executive Officer and Chairman of the board of directors of Griffin Capital Essential Asset REIT, Inc. and Griffin Capital Essential Asset REIT II, Inc., two public non-traded REITs sponsored by Griffin Capital Corporation, positions he has held since each company's formation in 2008 and 2013, respectively. He is also President and a member of the board of directors of Griffin-Benefit Street Partners BDC Corp. ("GB-BDC"), a non-diversified, closed-end management investment company regulated as a business development company under the 1940 Act, positions he has held since the company's formation in May 2014. He also serves as a non-voting special observer of the board of directors and member of the investment committee of Griffin-American Healthcare REIT III, Inc., a public non-traded REIT co-sponsored by Griffin Capital Corporation. Before founding Griffin Capital Corporation, from 1993 to 1994, Mr. Shields was a Senior Vice President and head of the Structured Real Estate Finance Group at Jefferies & Company, Inc., a Los Angeles-based investment bank. During his tenure at Jefferies, Mr. Shields focused on originating structured lease bond product with a particular emphasis on sub-investment grade lessees. While there, he consummated the first securitized forward lease bond financing for a sub-investment grade credit tenant. From 1992 to 1993, Mr. Shields was the President and Principal of Terrarius Incorporated, a firm engaged in the restructuring of real estate debt and equity on behalf of financial institutions, corporations, partnerships and developers. Prior to founding Terrarius, from 1986 to 1992, Mr. Shields served as a Vice President in the Real Estate Finance Department of Salomon Brothers Inc. in both New York and Los Angeles. During his tenure at Salomon, Mr. Shields initiated, negotiated, drafted and closed engagement, purchase and sale and finance agreements. Mr. Shields holds a J.D. degree, an MBA, and a B.S. degree in Finance and Real Estate from the University of California at Berkeley.

Randy I. Anderson Ph.D., CRE -- Dr. Anderson serves as Chief Investment Officer of our adviser, a position he has held since its inception in 2014, and as Chairman of our Board of Trustees and our Portfolio Manager, positions he has held since our formation. Additionally, Dr. Anderson serves as the Chief Economist of Griffin Capital Corporation, a position he has held since joining Griffin Capital Corporation in 2014.  Dr. Anderson has also been Executive Vice President of Griffin Benefit-Street Partners BDC Corp. and its registered investment adviser, Griffin Capital BDC Advisor, LLC since May 2014. In addition, Dr. Anderson serves as President of Griffin Capital Asset Management Company, LLC, and has held such position since September 2015.  From 2012-2013, Dr. Anderson held several senior executive positions at Bluerock Real Estate LLC, including founding partner of the Bluerock Total Income+ Real Estate Fund, where he was the Portfolio Manager.  Dr. Anderson served as the Howard Phillips Eminent Scholar Chair and Professor of Real Estate at the University of Central Florida from 2008 through 2013, where he was responsible for growing the real estate program, including the establishment of the Professional MS in Real Estate.  While at the University of Central Florida, Dr. Anderson was a member of the University Foundation Investment Sub-Committee which provides investment advice for the endowment, was the academic member of the Florida Association of Realtors Education Foundation Advisory Board, and was an ex-officio board member of the Central Florida Commercial Association of Realtors.  In 2007, Dr. Anderson was President, Chief Executive Officer, and founding partner of Franklin Square Capital Partners, where he helped establish, strategically organize, and capitalize the firm.  From 2005 through 2007, Dr. Anderson also served as Chief Economist for CNL Financial Group as well as Divisional President for CNL Real Estate Advisors.  Prior to CNL, Dr. Anderson was the Chief Economist and Director of Research for the Marcus and Millichap Company from 2002 through 2005 and Vice President of Research at Prudential Real Estate Advisors from 2001 through 2002.

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Dr. Anderson is a former co-editor of the Journal of Real Estate Portfolio Management and the Journal of Real Estate Literature.  Dr. Anderson received the Kinnard Young Scholar Award from the American Real Estate Society, an award which recognizes outstanding real estate scholarship for young academics, served as the Executive Director for the American Real Estate Society, was named a Homer Hoyt Fellow and a NAIOP Distinguished Fellow, and has been invited to guest lecture at leading global universities.  Dr. Anderson received his B.A. in Finance from North Central College in 1991 as a Presidential Scholar and holds a Ph.D. in Finance as a Presidential Fellow from the University of Alabama, where he graduated with highest distinction in 1996.

David C. Rupert -- Mr. Rupert has served as a member of the Investment Committee of our adviser since its inception in 2014. Mr. Rupert has also served as the President of Griffin Capital Corporation since 2010, and served as Chief Operating Officer of Griffin Capital Corporation from 2000-2008. Mr. Rupert also serves as Chief Executive Officer of Griffin-Benefit Street Partners BDC Corp., a position he has held since the company’s formation in 2014, as Executive Vice President of Griffin Capital Essential Asset REIT, Inc., a position he has held since July 2015, and as Executive Vice President of Griffin Capital Essential Asset REIT II, Inc., a position he has held since the company’s formation in November 2014.  Mr. Rupert also previously served as President of Griffin Capital Essential Asset REIT, Inc. from July 2012 through June 2015. Mr. Rupert’s 30 years of commercial real estate and finance experience includes over $9 billion of transactions executed on four continents: North America, Europe, Asia and Australia. From July 2009 to August 2010, Mr. Rupert co-headed an opportunistic hotel fund in partnership with The Olympia Companies, a hotel owner-operator with more than 800 employees, headquartered in Portland, Maine. From March 2008 through June 2009 Mr. Rupert was a partner in a private equity firm focused on Eastern Europe, in particular extended stay hotel and multifamily residential development, and large scale agribusiness in Ukraine. From 1999-2000, Mr. Rupert served as President of CB5, a real estate and restaurant development company that worked closely with the W Hotel division of Starwood Hotels. From 1997-1998 Mr. Rupert provided consulting services in the U.S. and UK to Lowe Enterprises, a Los Angeles-headquartered institutional real estate management firm. From 1986-1996, Mr. Rupert was employed at Salomon Brothers in New York, where he served in various capacities, including the head of REIT underwriting, and provided advice, raised debt and equity capital and provided brokerage and other services for leading public and private real estate institutions and entrepreneurs. Since 1984, Mr. Rupert has served on the Advisory Board to Cornell University’s Endowment for Real Estate Investments, and in August 2010 Mr. Rupert was appointed Co-Chairman of this Board. For more than 15 years, Mr. Rupert has lectured in graduate-level real estate and real estate finance courses in Cornell’s masters-level Program in Real Estate, where he is a founding Board Member. Mr. Rupert received his B.A. degree from Cornell in 1979 and his MBA from Harvard in 1986.

Michael J. Escalante -- Mr. Escalante has served as a member of the Investment Committee of our adviser since its inception in 2014. Mr. Escalante is also Chief Investment Officer of Griffin Capital Corporation, a position he has held since June 2006, where he is responsible for overseeing all acquisition and disposition activities. Mr. Escalante currently serves as President of Griffin Capital Essential Asset REIT, Inc., a position he has held since June 2015, and as Chief Investment Officer of the entity, a position he has held since August 2008. Mr. Escalante currently also serves as President and Director of Griffin Capital Essential Asset REIT II, Inc., positions he has held since November 2013 and February 2015, respectively. With more than 25 years of real estate related investment experience, he has been responsible for completing in excess of $6 billion of commercial real estate transactions throughout the United States. Prior to joining our sponsor in June 2006, Mr. Escalante founded Escalante Property Ventures in March 2005, a real estate investment management company, to invest in value-added and development-oriented infill properties within California and other western states. From 1997 to March 2005, Mr. Escalante served eight years at Trizec Properties, Inc., one of the largest publicly-traded U.S. office REITs, with his final position being Executive Vice President - Capital Transactions and Portfolio Management. While at Trizec, Mr. Escalante was directly responsible for all capital transaction activity for the Western U.S., which included the acquisition of several prominent office projects. Mr. Escalante’s work experience at Trizec also included significant hands-on operations experience as the REIT’s Western U.S. Regional Director with bottom-line responsibility for asset and portfolio management of a 4.6 million square foot office/retail portfolio (11 projects/23 buildings) and associated administrative support personnel (110 total/65 company employees). Prior to joining Trizec, from 1987 to 1997, Mr. Escalante held various acquisitions, asset management and portfolio management positions with The Yarmouth Group, an international investment advisor. Mr. Escalante holds an M.B.A. from the University of California, Los Angeles, and a B.S. in Commerce from Santa Clara University. Mr. Escalante is a full member of the Urban Land Institute and active in many civic organizations.

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Spencer Propper -- Mr. Propper serves as our Associate Portfolio Manager and as Vice President of our adviser. Additionally, Mr. Propper serves as Vice President, Product Development of Griffin Capital Corporation, a position he has held since joining Griffin Capital Corporation in 2014.  Previously, Mr. Propper was a Director at Lakemont Group, a boutique real estate investment banking and consulting firm. Within this role Mr. Propper provided portfolio management services to the Bluerock Total Income Plus Real Estate Fund. Additionally, at the Lakemont Group, Mr. Propper was responsible for overseeing projects for a variety of clients including pension funds, private equity firms and publicly traded real estate companies and specialized in structured finance, market analysis and strategic due diligence. Mr. Propper holds a Masters of Business Administration and Bachelor of Science in Finance and Real Estate from the University of Central Florida.

Portfolio Manager

Subject to the Committee’s oversight, Dr. Randy Anderson, who is a member of the Committee, is the Fund’s portfolio manager (“Portfolio Manager”) and oversees the day to day investment operations of the Fund. Dr. Anderson’s biographical information is presented above.

The Fund’s portfolio manager is supported by an Associate Portfolio Manager, Spencer Propper. Mr. Propper’s biographical information is presented above.

The Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Investment Sub-Advisers

The Adviser has engaged Aon Hewitt, a registered investment adviser under the Advisers Act, to act as the Fund’s Private Sub-Adviser.  For 40 years, Aon Hewitt and its affiliates have provided global leadership in investment consulting, and have been leading advisers to corporate and public pension plans, defined contri The Adviser has engaged Aon Hewitt, a registered investment adviser under the Advisers Act, to act as the Fund’s Private Sub-Adviser.  For 40 years, Aon Hewitt and its affiliates have provided global leadership in investment consulting, and have been leading advisers to corporate and public pension plans, defined contribution plans, union associations, health systems, financial intermediaries, endowments and foundations. Aon Hewitt's Global Investment Consulting Practice had $84.7 billion ($62.2 billion in the U.S.) in assets under management and $4.2 trillion ($3.1 trillion in the U.S.) in assets under advisement with 2,567 retainer and project clients (899 in the U.S.) as of June 30, 2016.

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Aon Hewitt is the U.S. Investment Consulting Division of Aon Hewitt and an indirect wholly-owned subsidiary of Aon plc, a publicly held company (NYSE: Aon).  Aon Hewitt employs over 30,000 professionals in 90 countries serving more than 20,000 clients worldwide.

The Adviser has engaged CenterSquare Investment Management Inc., a Delaware limited liability company and a registered investment adviser under the Advisers Act, to act as the Fund’s Public Sub-Adviser.  CenterSquare Investment Management Holdings, Inc. was founded in 1987 and is focused exclusively on real estate, with multiple strategies structured to provide attractive investment performance to real estate investors.  CenterSquare Investment Management, Inc. was founded in 1995 and is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc.  CenterSquare Investment Management Holdings, Inc., along with its subsidiary, CenterSquare, is the sole real estate investment subsidiary under the BNY Mellon Investment Management Multi-Boutique model, with $8.2 billion in assets under management as of December 31, 2015.

The Fund and the Adviser intend to seek exemptive relief from the Securities and Exchange Commission regarding the appointment and termination of sub-advisers to the Fund.  If the exemptive relief is obtained, the Adviser may, subject to Board approval, hire or terminate sub-advisers to the Fund without shareholder approval, as required by Section 15(a) of the 1940 Act.  There is no guarantee that the Fund and the Adviser will obtain the contemplated exemptive relief.  Further, there is no certainty regarding when the exemptive relief may be obtained from the Securities and Exchange Commission.  If exemptive relief is granted, shareholders will have to approve the relief in order for the exemptive relief to become effective for the Fund.

Administrator and Accounting Agent

ALPS Fund Services, Inc. (“ALPS”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent. For its services as Administrator and Accounting Agent, the Fund pays ALPS the greater of a minimum fee or fees based on the annual net assets of the Fund (with such minimum fees subject to an annual cost of living adjustment) plus out of pocket expenses.

Transfer Agent

DST Systems, Inc., located at 333 W. 11th Street, Kansas City, Missouri 64105, serves as Transfer Agent.

Custodian

UMB Bank, n.a. (the “Custodian”), with its principal place of business located in Kansas City, Missouri, serves as custodian for the securities and cash of the Fund’s portfolio.  Under a Custody Agreement, the Custodian holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Adviser is obligated to pay expenses associated with providing the services stated in the Investment Advisory Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Adviser is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

ALPS is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting), including compensation of and office space for its officers and employees and administration of the Fund.

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The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

Class L shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class L shares.

The Investment Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons

A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.  As of September 30, 2016, the name, address and percentage of ownership of each entity or person that owned of record or beneficially 25% or more of the outstanding shares of the Fund were as follows:

Class L
Name & Address	Percentage Owned
None	N/A

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). Each Class L share will be offered at net asset value plus the applicable sales load. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations.

If market quotations are not readily available (as in the case of Private Investment Funds investing in private real estate), securities are valued at fair value as determined by the Board of Trustees. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Adviser.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  Like all investments that are valued at fair value, the Private Investment Funds will be difficult to value.  There is no single standard for determining fair value of a security.  Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate a Fund’s NAV.  Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.  The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.  The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Private Investment Funds could be available on no more than a quarterly basis. For non-calendar quarter-end days, the Fair Value Pricing Committee estimates the fair value of each Private Investment Fund by adjusting the most recent NAV for each Private Investment Fund by the change in a proprietary benchmark that the Fair Value Pricing Committee has deemed to be representative of the entire Private Investment Fund market. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

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The Adviser provides the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Fair Value Pricing Committee of the Board reviews any securities valued by the Adviser in accordance with the Fund’s valuation policies. The Adviser provides the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any.  To the extent deemed necessary by the Adviser, the Fair Value Pricing Committee of the Board reviews any securities valued by the Adviser in accordance with the Fund’s valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.  Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.  Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value.  Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

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CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars,” if any).  The Adviser has adopted policies and procedures and has structured its portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase at net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below).  The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).  Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).  Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends.  Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline.  The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days.  Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

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Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”).  The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”).  The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. You may call 1-888-926-2688 to learn the NAV. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer.

Contingent Deferred Sales Charges

Class L shares are not subject to a contingent deferred sales charge.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline.  Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2.00% of the outstanding shares of the Fund on the Repurchase Request Deadline.  If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis.  However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

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Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline.  The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph.  If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities.  The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund’s net asset value.

Repurchase of the Fund’s shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares.  Shareholders have no rights to redeem or transfer their shares, other than limited rights of a shareholder’s descendants to redeem shares in the event of such shareholder’s death pursuant to certain conditions and restrictions. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY AND DIVIDEND REINVESTMENT PLAN

Quarterly Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The distribution rate may be modified by the Board from time to time. All or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. Although such distributions are not currently taxable, such distributions will have the effect of lowering a shareholder’s tax basis in the shares which will result in a higher tax liability when the shares are sold, even if they have not increased in value, or, in fact, have lost value. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

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Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

Dividend Reinvestment Policy

The Fund will operate under a dividend reinvestment policy administered by DST Systems, Inc. (the “Agent”). Pursuant to the policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent in writing at Griffin Institutional Access Real Estate Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Such written notice must be received by the Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.
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The Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Agent at Griffin Institutional Access Real Estate Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Certain transactions can be performed by calling the toll free number 1-888-926-2688.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information.  There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan.  In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

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The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.  Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy.  For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset).  A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on November 5, 2013. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares, subject to a $2 billion limit on the Fund.  The Fund does not intend to hold annual meetings of its shareholders.

The Fund currently offers five different classes of shares: Class A, Class C, Class I, Class M and Class L shares.  The Fund began continuously offering its common shares on June 30, 2014.  As of May 4, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares.  On November 16, 2016, the Fund created its Class M and Class L shares.  An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”.  Certain share class details are set forth in “Plan of Distribution”.

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The following table shows the amounts of Fund shares that have been authorized and are outstanding as of September 30, 2016:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	19,159,502
Class C Shares	Unlimited	None	11,443,448
Class I Shares	Unlimited	None	13,251,197
Class M Shares	Unlimited	None	0
Class L Shares	Unlimited	None	0

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value.  Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees.  The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly.  Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Policy.”  The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund.  There are no pre-emptive rights associated with the shares.  The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund.  Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates.  However, upon written request to the Fund’s transfer agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account.  Share certificates that have been issued to an investor may be returned at any time.  The Fund’s transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery.  ALPS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Class of Shares.  The Fund offers Class A and Class C shares by a different prospectus.  Class A and Class C shares are subject to lower investment minimums, but are subject to sales charges, shareholders servicing fees, and distribution fees (Class C Shares only).  The Fund offers Class I and Class M shares by different prospectuses.  Class I shares are subject to higher investment minimums, but are not subject to sales charges, distribution or shareholders servicing fees.  Class M shares are subject to distribution fees and are offered only through certain platforms.

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ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund.  The Trustees are elected for indefinite terms and do not stand for reelection.  A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter.  The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation.  Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.  The Distributor is an affiliate of the Administrator.  The Fund’s shares are offered for sale through the Distributor at net asset value plus the applicable sales load.  The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund’s shares.  In reliance on Rule 415, the Fund intends to offer to sell up to $2 billion of its shares, on a continual basis, through the Distributor.  No arrangement has been made to place funds received in an escrow, trust or similar account.  The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its best efforts to solicit orders for the purchase of the shares.  Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.  Class L shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class L shares and is payable on a quarterly basis.

The Distributor has entered into a “wholesaling” agreement with Griffin Capital Securities, LLC (“Griffin Capital Securities”), a registered broker-dealer and an affiliate of the Adviser.  Pursuant to the terms of the wholesaling agreement, Griffin Capital Securities will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including but not limited to; regional and independent retail broker-dealers.

The Adviser or its affiliates, in the Adviser’s discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale and servicing of Fund shares (the “Additional Compensation”).  In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries’ registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries’.  The Additional Compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner.  The receipt of Additional Compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments.  Additionally, the Adviser or its affiliates pay a servicing fee to the Distributor and for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.  Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

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The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.  The Distributor may, from time to time, perform services for the Adviser and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Adviser purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by ALPS, the Fund’s administrator.  The returned check and stop payment fee is currently $25.  Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Griffin Institutional Access Real Estate Fund to:

Griffin Institutional Access Real Estate Fund
c/o DST Systems, Inc.
430 W 7th St
Kansas City, MO 64105-1407

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor post-dated checks, postdated on-line bill pay checks, or any conditional purchase order or payment.

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The transfer agent will charge a $25.00 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the transfer agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the transfer agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-888-926-2688 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.  The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Griffin Institutional Access Real Estate Fund
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact ALPS to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-888-926-2688 for more information about the Fund’s Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-888-926-2688.  If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.
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Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, ALPS will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call ALPS at 1-888-926-2688 for additional assistance when completing an application.

If ALPS does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Purchase Terms

The minimum initial purchase by an investor is $25,000 for regular accounts and $1,000 for retirement plan accounts.  The Fund reserves the right to waive investment minimums.  The Fund’s shares are offered for sale through its Distributor at net asset value. The price of the shares during the Fund’s continuous offering will fluctuate over time with the net asset value of the shares.

Share Class Considerations

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	how much you intend to invest;

•	how long you expect to own the shares; and

•	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.  Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.
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Class L Shares

Investors purchasing Class L shares will pay a sales load based on the amount of their investment in the Fund.  The sales load payable by each investor depends upon the amount invested by such investor in the Fund, but may range from 0.00% to 4.25%, as set forth in the table below. A reallowance to participating broker-dealers will be made by the Distributor from the sales load paid by each investor.  A portion of the sales load, up to 0.75%, is paid to the Fund's dealer manager (the “Dealer Manager Fee”).  The following sales loads apply to your purchases of shares of the Fund:

Amount Purchased	Dealer Reallowance*	Dealer Manager Fee	Sales Load as % of Offering Price	Sales Load as % of Amount Invested
Under $100,000	3.50%	0.75%	4.25%	4.44%
$100,000-$249,999	3.00%	0.75%	3.75%	3.90%
$250,000-$499,999	2.50%	0.75%	3.25%	3.36%
$500,000-$999,999	2.00%	0.50%	2.50%	2.56%
$1,000,000 and Above	0.00%	0.00%	0.00%	0.00%**

*	Gross Dealer Concession paid to participating broker-dealers.
**	Selling brokers, or other financial intermediaries that have entered into distribution agreements with the Distributor may receive a commission of up to 1.00% of the purchase price of Class A shares.

You may be able to buy Class L shares without a sales charge (i.e., “load-waived”) when you are:

•	reinvesting dividends or distributions;

•	a current or former director or Trustee of the Fund;

•
an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings or any dependent of the employee, as defined in section 152 of the Internal Revenue Code) of the Fund’s Adviser or its affiliates or of a broker-dealer authorized to sell shares of the Fund;

•	purchasing shares through the Fund’s Adviser;

•	purchasing shares through a financial services firm that has a special arrangement with the Fund;

•	participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services; or

•	exchanging an investment in Class L (or equivalent type) shares of another fund for an investment in the Fund.

In addition, concurrent purchases of Class L by related accounts may be combined to determine the application of the sales load (i.e., available breakpoints or volume discounts). The Fund will combine purchases made by an investor, the investor’s spouse or domestic partner, and dependent children when it calculates the sales load.

It is the responsibility of the investor (or, if applicable, the investor’s financial intermediary) to determine whether a reduced sales load would apply. The Fund is not responsible for making such determination. To receive a reduced sales load, notification must be provided at the time of the purchase order.  If you purchase Class L shares directly from the Fund, you must notify the Fund in writing. Otherwise, notice should be provided to the Financial Intermediary through whom the purchase is made so they can notify the Fund.
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Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class L shares of the Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;

•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

•
a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Fund’s distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class L shares of the Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges.  The minimum initial investment under a letter of intent is 5% of the total letter of intent amount.  The letter of intent does not preclude the Fund from discontinuing sales of its shares.  You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase.  To determine the applicable sales charge reduction, you also may include (1) the cost of Class L shares of the Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for Class L shares, respectively, the Fund purchased during that period at a price including a front-end sales charge.  You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Shareholder Service Expenses

The Fund has adopted a “Shareholder Services Plan” with respect to its Class L shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.  Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.  Under the Shareholder Services Plan, the Fund, with respect to Class L shares, may incur expenses on an annual basis equal up to 0.25% of its average net assets attributable to Class L shares.

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Distribution Plan

Class L shares are not subject to a distribution fee.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Holland & Knight LLP, 1180 West Peachtree Street, N.W., Suite 1800, Atlanta GA 30309.

REPORTS TO SHAREHOLDERS

The Fund will send to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household.  Once implemented, a shareholder must call 1-888-926-2688 to discontinue householding and request individual copies of these documents.  Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and will audit the Fund’s financial statements.  BBD, LLP is located at 1835 Market Street, 26th Floor Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-193637). The complete Registration Statement may be obtained from the SEC at www.sec.gov.  See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	1
Investment Objective and Policies	2
Repurchases and Transfers of Shares	11
Management of the Fund	16
Codes of Ethics	25
Proxy Voting Policies and Procedures	25
Control Persons and Principal Holders	26
Investment Advisory and Other Services	26
Portfolio Managers	28
Allocation of Brokerage	29
Tax Status	30
Other Information	34
Independent Registered Public Accounting Firm	35
Financial Statements	35
Appendix A – Griffin Capital Advisors, LLC Proxy Voting Policies and Procedures	36
Appendix B – CenterSquare Investment Management, Inc. Proxy Voting Policies and Procedures	40

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NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to the Fund.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.
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Griffin Institutional Access Real Estate Fund
Class L Shares (GLREX) of Beneficial Interest

November 16, 2016

Investment Adviser
Griffin Capital Advisor, LLC

All dealers that buy, sell or trade the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus in accordance with the terms of the dealers’ agreements with the Fund’s Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.
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PROSPECTUS

November 16 2016

Griffin Institutional Access Real Estate Fund
Class M Shares (GMREX) of Beneficial Interest
$25,000 minimum purchase

Griffin Institutional Access Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

This prospectus concisely provides the information that a prospective investor should know about the Fund before investing.  You are advised to read this prospectus carefully and to retain it for future reference.  Additional information about the Fund, including the Fund’s Class M Statement of Additional Information (“SAI”) dated November 16, 2016, has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available upon request and without charge by writing the Fund at c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, or by calling toll-free 1-888-926-2688.  The table of contents of the SAI appears on page 55 of this prospectus.  You may request the Fund’s SAI, annual and semi-annual reports when available, and other information about the Fund or make shareholder inquiries by calling 1-888-926-2688 or by visiting http://www.griffincapital.com.  The SAI, material incorporated by reference and other information about the Fund, is also available on the SEC’s website at http://www.sec.gov. The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link.

Investment Objective. The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.

Risks.  Investing in the Fund involves a high degree of risk.  In particular:

•	The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.

•
The Fund will ordinarily declare and pay distributions from its net investment income and distribute net realized capital gains, if any, once a quarter, however, the amount of distributions that the Fund may pay, if any, is uncertain.

•	The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund's performance, such as a return of capital and borrowings.

•
Investors will pay offering expenses and, with regard to those share classes that impose a front-end sales load, a sales load of up to 5.75%. You will have to receive a total return at least in excess of these expenses to receive an actual return on your investment.

1

The Adviser. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser has engaged Aon Hewitt Investment Consulting, Inc. ("Aon Hewitt”, “AHIC” or the “Private Sub-Adviser”), an indirect wholly-owned subsidiary of Aon plc and a registered investment adviser under the Advisers Act, to provide ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to private, institutional real estate investment funds managed by institutional investment managers.  Aon Hewitt's Global Investment Consulting Practice had $84.7 billion ($62.2 billion in the U.S.) in assets under management and $4.2 trillion ($3.1 trillion in the U.S.) in assets under advisement with 2,567 retainer and project clients (899 in the U.S.) as of June 30, 2016.  Additionally, the Adviser has engaged CenterSquare Investment Management, Inc. (“CenterSquare” or the “Public Sub-Adviser”), a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, including publicly traded income producing equity and debt real estate related securities.  CenterSquare is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc., the sole real estate investment subsidiary of The Bank of New York Mellon Corporation, with $8.2 billion in assets under management as of December 31, 2015.  See “The Fund” and “Investment Objective, Strategies and Investment Features.”

Securities Offered. The Fund engages in a continuous offering of shares of beneficial interest of the Fund, including Class M shares. The Fund has registered 40 million shares and is authorized as a Delaware statutory trust to issue an unlimited number of shares.  The Fund is offering to sell, through its distributor, under the terms of this prospectus, 40 million shares of beneficial interest, at net asset value from which any applicable sales load will be deducted.  Class M shares are not subject to sales loads.  The Fund anticipates offering its Class M shares through a platform developed and maintained by Morgan Stanley Smith Barney LLC. The Fund offers Class A shares and Class C shares by a different prospectus and offers Class I and Class L shares by separate prospectuses.  As of November 16, 2016, there were no Class M shares.  The minimum initial investment for Class M shares is $25,000.  The Fund reserves the right to waive the investment minimum.  The Fund’s Shares are offered through ALPS Distributors, Inc. (the “Distributor”), as the distributor.  In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders.  The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its best efforts to solicit orders for the sale of the shares.  Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.  During the continuous offering, shares will be sold at the net asset value of the Fund next determined plus the applicable sales load. See “Plan of Distribution.”  The Fund’s continuous offering is expected to continue in reliance on Rule 415 under the Securities Act of 1933, as amended until the Fund has sold shares in an amount equal to approximately $2,000,000,000.

	NAV (estimate)	Sales Load	Price to the Public (estimate)	Proceeds to Registrant
Per Class M Share	$26.63	None	$26.63	$26.63
Total Minimum	$2,000,000,000	$0	$2,000,000,000	$2,000,000,000
Total Maximum	$2,000,000,000	$0	$2,000,000,000	$2,000,000,000

The shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time.  No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of Fund’s shares at net asset value, and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.  Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity.  Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. See “Risk Factors” below in this prospectus.

2

Investment Adviser
Griffin Capital Advisor, LLC (the “Adviser”)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

3

4

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the Statement of Additional Information, particularly the information set forth under the heading “Risk Factors.”

The Fund
Griffin Institutional Access Real Estate Fund is a continuously offered, non-diversified, closed-end management investment company.  See “The Fund.” The Fund is an interval fund that will provide limited liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See “Quarterly Repurchases of Shares,” and “Determination of Net Asset Value.”

Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.

Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities (as defined below).  The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds (as defined below) and publicly traded real estate securities.

The Fund may also invest in exchange traded funds (“ETFs”), index mutual funds (“Index Funds”), and Other Investment Vehicles (as defined below), as well as other publicly traded income producing equity and debt securities.  In certain circumstances or market environments the Fund may reduce its investment in real estate securities and hold a larger position in cash or cash equivalents.  The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate securities.  The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities.

The Fund defines “real estate securities” to include common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private, institutional real estate investment funds managed by institutional investment managers (“Private Investment Funds”); publicly traded real estate investment trusts (“Public REITs”); publicly traded real estate operating companies (“Public REOCs”); ETFs, Index Funds, and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in real estate (collectively, “Other Investment Vehicles”).  A select number of Private Investment Funds in which the Fund may invest may charge a performance fee.  Shareholders will pay a pro rata share of asset-based and performance fees associated with the Fund’s underlying investments, including its Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds, and Other Investment Vehicles (together, the “Underlying Funds” and each, an “Underlying Fund”).  The portfolio managers of the Fund consider an issuer to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

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By investing in the Fund, the Adviser expects that shareholders may realize (either directly or indirectly) the following potential benefits:

•    Access to Institutional Managers -- Many of the Private Investment Funds in which the Fund invests are intended for large, institutional investors and have a large minimum investment size and other investor criteria that might otherwise limit their availability to individual, non-institutional investors.  Thus, the Fund enables investors to invest in Private Investment Funds managed by leading institutional investment managers that may not be otherwise available to individual, non-institutional investors.

•    Multi-Strategy, Multi-Manager Investment Strategy -- Given the investment strategy of the Fund, investors are able to execute a multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Private Investment Funds in which the Fund invests, such a strategy may not otherwise be feasible to the individual investor.

•    More Attractive Investment Terms -- By taking advantage of volume and other discounts that typically are not available to individual investors, the Adviser believes that the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by the Private Investment Funds in which the Fund invests and which may not otherwise be permitted or available to individual investors.

•    Customized Public Market Strategy in line with Fund Objectives -- CenterSquare has managed a U.S. REIT strategy focused on providing current income and long term capital appreciation since 1995. The Fund provides access to CenterSquare’s proprietary investment process, which typically is reserved for institutional investors and seeks to identify real estate securities that are undervalued relative to their peers.

The Fund’s real estate industry investment policy is fundamental and may not be changed without shareholder approval.  The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Investment Strategy	The Adviser executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities. The Fund may also invest in ETFs, Index Funds, and Other Investment Vehicles, as well as other publicly traded income producing equity and debt securities. With respect to selecting the Private Investment Funds in which the Fund invests, the Adviser considers various inputs, including quantitative and qualitative assessment of the management team and its track record, property evaluation and structure, and other information that is typically not available to an individual investor.
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Aon Hewitt assists the Adviser by providing ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to Private Investment Funds. Aon Hewitt is a leading advisor to corporate and public pension plans, defined contribution plans, union associations, health systems, financial intermediaries, endowments and foundations. Under normal circumstances, such securities will likely comprise between 50% and 95% of the Fund’s portfolio.

CenterSquare assists the Adviser by managing the portion of the Fund's investment portfolio that is allocated to publicly traded securities, such as common and preferred stocks, and debt securities of issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets.  For purposes of the strategy’s investment policies, CenterSquare considers a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The strategy usually holds approximately 40 to 60 stocks.  Under normal circumstances, such securities will likely comprise between 5% and 50% of the Fund’s portfolio.

Investment Adviser
The Adviser was formed in August 2013 and commenced operations in March 2014 and is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act.  Although the Adviser has a limited investment track-record, the portfolio manager of the Adviser, Dr. Randy Anderson, has substantial experience in managing a closed-end interval fund and pursuing an investment strategy substantially similar to the strategy being pursued by the Fund.  The Adviser is an indirect majority-owned subsidiary of Griffin Capital Corporation ("Griffin Capital"), is a privately-held, Los Angeles headquartered investment and asset management company with a 21-year track record sponsoring real estate investment vehicles and managing institutional capital. Led by senior executives with more than two decades of real estate experience who have collectively closed transactions representing over $22 billion in value, Griffin Capital and its affiliates have acquired or constructed approximately 55.4 million square feet of space since 1995. Griffin Capital and its affiliates own, manage, sponsor and/or co-sponsor a portfolio consisting of approximately 38* million square feet of space, located in 30 states and the United Kingdom, representing approximately $6.9* billion in asset value, based on purchase price, as of September 30, 2016.

*   Includes the property information related to interests held in certain joint ventures.

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Sub-Advisers
The Adviser may, from time to time, engage one or more investment sub-advisers.  Any sub-adviser chosen by the Adviser will be paid by the Adviser based only on the portion of Fund assets allocated to any such sub-adviser by the Adviser.  Shareholders do not pay any sub-adviser fees.

The Adviser has engaged Aon Hewitt Investment Consulting, Inc., a registered investment adviser under the Advisers Act, to provide ongoing research, opinions and recommendations to the portion of the Fund's investment portfolio that is allocated to Private Investment Funds.  Under normal circumstances, such securities will likely comprise between 50% and 95% of the Fund’s portfolio.

The Adviser has engaged CenterSquare Investment Management, Inc., a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, such as common and preferred stocks, and debt securities of issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets.  Under normal circumstances, such securities are estimated to comprise between 5% and 50% of the Fund’s portfolio.

Fees and Expenses
The Adviser is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s daily net assets.  The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 2.41% per annum of the Fund’s average daily net assets (the “Expense Limitation”) attributable to Class M shares. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded.  The Expense Limitation Agreement will remain until November 30, 2017, unless and until the Board approves its modification or termination. The Fund does not anticipate that the Fund’s Board of Trustees will terminate the Expense Limitation Agreement during this period.  The Expense Limitation Agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  After one year from the effective date of the registration statement, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.  See “Management of the Fund.”

Administrator and Accounting Agent	ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s Administrator and Accounting Agent. See “Management of the Fund.”
Transfer Agent	DST Systems, Inc. serves as the Fund’s Transfer Agent. See “Management of the Fund.”
Distribution Fees
Class M shares will pay to the Distributor a distribution fee (the “Distribution Fee”) that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class M shares and is payable on a quarterly basis.  See “Plan of Distribution.”

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Closed-End Fund Structure
Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange.  Unlike many closed-end funds, however, the Fund’s shares will not be listed on a stock exchange.  Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund’s shares (at least 5%) quarterly, which is discussed in more detail below.  The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

Share Classes
The Fund currently offers five different classes of shares: Class A, Class C, Class I, Class M and Class L shares.  The Fund began continuously offering its common shares on June 30, 2014.  As of May 4, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares.  On November 16, 2016, the Fund created its Class M shares and Class L shares.  An investment in any share class of the Fund represents an investment in the same assets of the Fund.  However, the purchase restrictions and ongoing fees and expenses for each share class are different.  The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.”  If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor.  When selecting a share class, you should consider which Share classes are available to you, how much you intend to invest, how long you expect to own shares, and the total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different.  You should speak with your financial advisor to help you decide which share class is best for you.  Not all financial intermediaries offer all classes of shares.  If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Suitability
An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money.  An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.  An investment in the Fund should not be viewed as a complete investment program.

Repurchases of Shares
The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the Fund’s shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See “Quarterly Repurchases of Shares.”

Summary of Risks	Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund’s shares. See “Risk Factors.”
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Risks Related to an Investment in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk.  The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly.  The performance fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments.  Shareholders of the Private Investment Funds are not entitled to the protections of the Investment Company Act of 1940 (the “1940 Act”).  For example, Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Private Investment Funds may leverage to an unlimited extent, and may engage in joint transactions with affiliates.  These characteristics present additional risks for shareholders.

Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected a Private Investment Fund, a Public REIT or Other Investment Vehicle, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Fund and the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund).  The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

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Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk.  There currently is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop.  Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  The Fund’s investments also are subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.  The judgments of both the Adviser and Sub-Advisers regarding the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk.  An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different real estate asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities.  The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

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Distribution Policy Risk. The Fund's distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Risks Related to Our Investments

Real Estate Industry Concentration Risk. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of REITs and other real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties.  Hotel properties and other properties in the hospitality real estate sector, such as motels and extended-stay properties, are affected by declines in business and leisure travel.

Healthcare Properties.  Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties.  Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties.  Residential properties can be significantly affected by the national, regional and local real estate markets.  This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

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Shopping Centers. Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

Self-Storage Properties.  Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues. Real estate development companies are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance. Certain of the companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants.  The ability of real estate companies to make distributions to shareholders depends upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their lease payments.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues.  Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

REIT Risk. Share prices of Public REITs may decline because of adverse developments affecting the real estate industry and real property values.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.  Dividends paid by REITs may not receive preferential tax treatment afforded other dividends.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

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Underlying Funds Risk. The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.

Use of Leverage by the Fund.  Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings.  Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  In that regard, the Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value.  Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation of Private Investment Funds.  The Private Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager to determine the estimated value of the Fund’s investment therein.  The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party.  To determine the estimated value of the Fund’s investment in Private Investment Funds, the Adviser considers, among other things, information provided by the Private Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

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Preferred Securities Risk. Preferred securities are subject to credit risk and interest rate risk. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk.  Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities.  As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  The market value of bonds and preferred shares tend to decline as interest rates increase.  Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due.  In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond.  The price of equity securities into which a convertible security may convert may fall because of economic or political changes.  Stock prices in general may decline over short or even extended periods of time.  Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Fixed Income Risk.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Fixed income securities are also subject to default risk.

Option Writing Risk.  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

Risks Associated with Debt Financing

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Credit Risk.  Issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes.

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Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

U.S. Federal Income Tax Matters
The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code.  In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year.  If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions.  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.  See “U.S. Federal Income Tax Matters.”

Distribution Policy and Dividend Reinvestment Plan
The Fund’s distribution policy is to make quarterly distributions to shareholders. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Distribution Policy and Dividend Reinvestment Plan.”

Custodian	UMB Bank, n.a. (“Custodian”) serves as the Fund’s custodian. See “Management of the Fund.”

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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class M
Maximum Sales Load (as a percent of offering price)	None
Contingent Deferred Sales Charge	None
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Interest Payments on Borrowed Funds[1]	0.03%
Other Expenses[2,3]	1.63%
Shareholder Servicing Expenses	None
Distribution Fee	0.75%
Remaining Other Expenses	0.88%[2]
Acquired Fund Fees and Expenses[4]	0.02%
Total Annual Expenses[5]	3.18%
Fee Waiver and Reimbursement	(0.72%)
Total Annual Expenses (after fee waiver and reimbursement)[6]	2.46%

[1]
“Interest payments on borrowed funds” is estimated based on the interest rate currently in effect with respect to the Trust’s credit facilities and includes the ongoing commitment fees payable under the terms of the credit facilities.

[2]	Based on estimated amounts for the current fiscal year for Class M shares.

[3]
Other Expenses represents the Fund expenses as they are calculated in the Fund’s NSAR Annual Report. Similar to a mutual fund that invests in REITs that does not include the operating expense of the underlying REITs, this total does not include the REIT fees and expenses of the underlying Private Investment Funds that hold assets through operating REITs, as discussed further in footnote 6 below. The Fund’s Other Expenses will increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown.

[4]
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. The Adviser estimates that such performance fees may range between 10% and 20% of the Acquired Fund's realized and, in certain cases, unrealized gains.  Acquired Fund Fees and Remaining Other Expenses do not include brokerage or transaction costs incurred by the Acquired Funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights due to the Acquired Fund Fees & Expenses and certain other adjustments.

[5]
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.41% per annum of the Fund’s average daily net assets attributable to Class M shares (the Expense Limitation). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until November 30, 2017, unless and until the Board approves its modification or termination.  This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  See “Management of the Fund.”

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[6]
Total Annual Expenses do not include the indirect fees and expenses of the Private Investment Funds that are not investment companies or other privately offered traditional pooled investment vehicles. The indirect fees and expenses of the Private Investment Funds include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Investment Funds.

The Summary of Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table assumes that the Fund issues shares in an amount equal to $90 million.  More information about management fees, fee waivers and other expenses is available in “Management of the Fund” starting on page 36 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (the Example assumes the Fund’s Expense Limitation Agreement will remain in effect for only one year):

Share Class	1 Year	3 Years	5 Years	10 Years
Class M	$25	$91	$160	$343

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee.  However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by ALPS currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one Class C share of beneficial interest outstanding throughout the period presented. Because the Class M shares have only recently commenced investment operations, no financial highlights are available for this share class at this time.  In the future, financial highlights for Class M shares will be presented in this section of the Prospectus.

The financial highlights table is intended to help you understand the Fund’s financial performance.  The table below reflects the financial results for shares of the Fund.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by BBD, LLP, an independent registered public accounting firm (except for the financial highlights for the six month period ended March 31, 2016, which are unaudited), whose report, along with this information and additional Fund performance and portfolio information, appears in the Fund’s Semi-Annual Report dated March 31, 2016. To request the Fund’s Semi-Annual Report, please call 1-888-926-2688.

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Griffin Institutional Access Real Estate Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
Net asset value, beginning of period	$25.95		$26.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.00	(c)
Net realized and unrealized gain	1.03		0.09
Total from investment operations	1.12		0.09

DISTRIBUTIONS:
From net investment income	(0.69)		-
Return of capital	-		(0.34)
Total distributions	(0.69)		(0.34)

Net (decrease) in net asset value	(0.43)		(0.25)
Net asset value, end of period	$26.38		$25.95
TOTAL RETURN(d)	4.36%		0.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$138,717		$13,547
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	3.04	%(f)	3.32	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.89	%(f)	2.69	%(f)
Ratio of net investment income to average net assets(e)(g)	0.73	%(f)(h)	0.00	%(f)(h)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.81	%(f)	3.29	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.66	%(f)	2.66	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)(g)	0.80	%(f)	0.03	%(f)
Portfolio turnover rate(i)	10%		29%

(a)	The Fund's Class C shares commenced operations on August 10, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized and do not reflect the impact of sales charges.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Less than 0.005%.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the fund level.
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USE OF PROCEEDS

The net proceeds of the continuous offering of shares, after payment of any applicable sales load, will be invested in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. The Fund will pay offering expenses incurred with respect to its continuous offering.  Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund will invest in money market or short-term fixed income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate.

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.  The Fund was organized as a Delaware statutory trust on November 5, 2013.  The Fund’s principal office is located at Griffin Capital Plaza, 1520 E. Grand Avenue, El Segundo, CA 90245, and its telephone number is 1-888-926-2688.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across a diversified set of investment managers and strategies as well as providing investment exposure across property types and geographies.  Under normal circumstances, at least 80% of the Fund’s net assets plus borrowings for investment purposes will be invested in real estate securities, primarily in Private Investment Funds, selected by the Adviser, in conjunction with the Private Sub-Adviser.  The Fund will also invest directly in publicly traded income producing equity and debt securities, including publicly traded income producing equity and debt real estate securities, selected by the Public Sub-Adviser. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate securities.

The Fund defines real estate securities to include common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: Private Investment Funds; publicly traded real estate securities such as Public REITs; Public REOCs, ETFs, Index Funds, and Other Investment Vehicles.  The portfolio managers of the Fund consider an issuer to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.

The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities.  By investing in the Fund, the Adviser expects that shareholders may realize (either directly or indirectly) the following potential benefits:

•
Access to Institutional Managers -- Many of the Private Investment Funds in which the Fund invests are intended for large, institutional investors and have a large minimum investment size and other investor criteria that might otherwise limit their availability to individual, non-institutional investors.  Thus, the Fund enables investors to invest in Private Investment Funds managed by leading institutional investment managers that may not be otherwise available to individual, non-institutional investors.

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•
Multi-Strategy, Multi-Manager Investment Strategy -- Given the investment strategy of the Fund, investors are able to execute a multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Private Investment Funds in which the Fund invests, such a strategy may not otherwise be feasible to the individual investor.

•
More Attractive Investment Terms -- By taking advantage of volume and other discounts that typically are not available to individual investors, the Adviser believes that the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by the Private Investment Funds in which the Fund invests and which may not otherwise be permitted or available to individual investors.

•
Customized Public Market Strategy in line with Fund Objectives – CenterSquare has managed a U.S. REIT strategy focused on providing current income and long term capital appreciation since 1995. The Fund provides access to CenterSquare’s proprietary investment process, which typically is reserved for institutional investors and seeks to identify real estate securities that are undervalued relative to their peers.

The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities.  The Fund may also invest in issuers in foreign and emerging markets.

The Statement of Additional Information contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of ‘best in class’ real estate securities across two major categories – Private Investment Funds and publicly traded real estate securities. The Fund may also invest in ETFs, Index Funds, and Other Investment Vehicles, as well as other publicly traded income producing equity and debt securities.  The term “best-in-class” refers to Private Investment Funds, Public REITs, Public REOCs, ETFs, Index Funds, and Other Investment Vehicles that the Adviser has identified as likely providing above average risk adjusted returns based on information provided through the Adviser’s selection process.

The Adviser, in conjunction with the Sub-Advisers, employs a regimen of quantitative and qualitative criteria in its selection process to arrive at a universe of investments which the Adviser considers to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser, in conjunction with the Sub-Advisers, will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The Adviser is assisted in the ongoing monitoring and maintenance of its research database by the Sub-Advisers whom employ systematic monitoring practices of the private fund management marketplace as well as the publicly traded equity and debt markets.

Private Investment Funds. Private Investment Funds are investment funds that invest primarily in real estate and are managed by institutional investment managers with expertise in investing in real estate and real estate-related securities.  Due to sizable minimum investment requirements and selective investor qualification criteria, many Private Investment Funds limit their direct investors to mainly institutions such as endowments and pension funds.  The Fund allows investors to gain access to Private Investment Funds that may not otherwise be available to individual investors.  Further, due to the Fund’s multi-manager, multi-sector, and multi-strategy approach, investors can gain access to a broad range of strategies and sectors in real estate and real estate-related securities.  The Fund may invest up to 10% of its assets in private funds employing hedging strategies (commonly known as "hedge funds", i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

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REITs. The Fund may invest in Real Estate Investment Trusts (“REITs”), both directly and through its investments in Private Investment Funds.  REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges, such as the NYSE and NASDAQ.

REOCs. The Fund may invest in Real Estate Operating Companies (“REOCs”), both directly and through its investments in Private Investment Funds.  REOCs are companies that invests in real estate and whose shares trade on a public exchange. A real estate operating company (REOC) is similar to a real estate investment trust (REIT), except that a REOC will reinvest its earnings, rather than distributing them to unit holders as REITs do.

Exchange Traded Funds. ETFs are traded similarly to stocks and listed on major stock exchanges.  Potential benefits of ETFs include diversification, cost and tax efficiency, liquidity, marginability, utility for hedging, the ability to go long and short, and (in some cases) quarterly dividends.  An ETF may attempt to track a particular market segment or index.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index.  Index Funds are typically not actively managed, and potential benefits include low operating expenses, broad market exposure and low portfolio turnover.

Other Investment Vehicles. The Fund may make investments in other investment vehicles such as closed-end funds, mutual funds and unregistered funds that invest principally, directly or indirectly, in real estate.  Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Criteria Used in Selecting Private Investment Funds

The Adviser, in conjunction with Aon Hewitt, will use both a quantitative screening process and a qualitative selection process when selecting securities for investment by the Fund in connection with its strategy.

The Fund utilizes a multi-manager, multi-sector, and multi-strategy approach.  The Adviser, with assistance from Aon Hewitt, selects Private Investment Funds believed to have the best risk adjusted return prospects from a peer group of issuers in a particular real estate sector with similar market capitalization and/or credit quality.  When constructing and balancing the Fund’s portfolio, the Adviser selects Private Investment Funds that it believes have relatively low volatility and will not be highly correlated to the broader equity or fixed income markets.

Aon Hewitt conducts on-going research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objective as well as to provide the Adviser information to make ongoing portfolio management decisions. By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions.

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On-going monitoring of the Fund’s investments is utilized to assist the Adviser in maintaining portfolio allocations and managing cash in-flows and outflows.  The Adviser may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time.  The Adviser manages investments over a long-term time horizon while being mindful of the historical context of the markets.

Investment Strategy - Multi-Manager Diversification

The Fund employs a multi-manager approach by identifying and investing with various institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities.  Many of the Private Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds - as such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

In addition to pursuing a multi-manager approach, the Fund employs a multi-strategy approach in an attempt to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below.  Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds.  Thus a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Adviser believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market.  Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/ re-tenanting).

19

The Fund employs a multi-sector approach to diversify its investments by property sector - for example, across retail, office, multifamily, hospitality, industrial, residential, medical and/or self-storage sectors.  Because each real estate sector has its own investment cycle, correlations across property sectors are generally low.  Thus employing a multi-sector approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

Investment Strategy – Aon Hewitt Process

Aon Hewitt maintains a proprietary database of investment managers that tracks all the major real estate sectors. Aon Hewitt utilizes Investran™, a highly customizable alternative asset class tracking system. Investran™ provides fully integrated investment management, reporting, and client relations capabilities. Across all asset classes Aon Hewitt's institutional manager search database contains over 11,000 managers and 23,000 products.  Aon Hewitt has 2000+ real estate partnerships covering 1300+ investment managers in its manager search database, plus ten years of useable performance data, Global, U.S., and Non U.S. real estate investment opportunities and managers are included. The data is generated through relationships with managers who desire access to Aon Hewitt's institutional client base. Through the databases Aon Hewitt tracks what managers are currently in the market and when managers will be coming back to market.

Through this process, each potential investment is initially screened for factors such as strategy, value proposition, peer universe comparison, terms, and potential portfolio fit. Quarterly planning meetings are conducted by a senior due diligence team to set priorities.  In 2015 Aon Hewitt conducted nearly 3,500 formal manager meetings, 375 of which were with real estate managers.
20

The Adviser, in conjunction with Aon Hewitt, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which the Adviser considers to be ‘high calibers.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Adviser will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. The systematic global manager research approach that Aon Hewitt follows is an ongoing process of continually monitoring the fund management marketplace.  This process is illustrated in the schematic below:
21

AHIC applies strong fundamental viewpoints and in-depth quantitative excellence to evaluate and rate products according to a myriad of factors. AHIC’s process is a clear reflection of AHIC’s operational and research excellence, and consists of two main stages:

Initial Rating With the InForm Process
First, the InForm process, which uses AHIC’s proprietary model, analyzes available investment manager data and rates each product according to seven factors: business, staff, investment process, investment risk, performance, terms/conditions, and operations.

The InForm process, which has been rigorously tested, applies a quantitative framework around the fundamental insights AHIC believes indicate investment opportunities may be well-positioned to ultimately add value going forward. The proprietary model was fully designed and created in-house by the Aon Center for Innovation and Analytics, a $350 million analytics research center responsible for delivering data-driven insights to client teams.

This initial review process allows AHIC’s research professionals to quickly identify investment products with the strongest potential of ultimately obtaining a “buy” rating after AHIC’s extensive due-diligence process concludes. Products that receive an above-average rating may move on to AHIC’s full due diligence and rating process. A qualitative override of the InForm process result can move a selected product into the next phase of our research process. Overrides typically occur when the data does not match a fundamental understanding of a product (e.g., a newly offered product from a well-established, highly regarded manager).
22

Full Due Diligence and Rating Discussion
The second phase of AHIC’s research process is a more expanded evaluation of the seven aforementioned factors, including an in-depth assessment of operations. Examples of research topics by factor include:

▪	Business: profitability, stability and spread of ownership, client base, and remuneration policy

▪	Investment process: competitive advantage, repeatability, skill, and implementation

▪	Operational due diligence: operational controls, valuation of assets, independent directors, and third-party vendors

▪	Performance analysis: consistent with stated process, risk-adjusted, and persistent

▪	Risk: embedded in process, independent verification, and mix of measurements

▪	Staff: quality, depth of resource, team dynamic, and staff turnover

▪	Terms and conditions: client service, fees, ESG, and best practices in documentation

AHIC’s research teams meet and/or have conference calls with investment managers to gather needed information to perform in-depth research and prepare for a detailed rating meeting. A “buy” rating requires at least one on-site meeting with the manager. All requested information and notes are stored in AHIC’s firm’s proprietary manager research information storage database. The system is accessible to both AHIC’s investment consultants and research professionals.

When full due diligence concludes, the product is then scored and rated through a formal voting process. Each manager must pass our operational due-diligence process to receive a “buy” rating.

A critical part of Aon Hewitt’s process is to play an active and value-added role after an investment has been made, resulting in a robust investment monitoring system. This is an important tool in reducing risk, improving or creating liquidity, properly reviewing valuations, reporting performance, and assuring conformance with various terms.

Aon Hewitt monitors investment activity and realization events during the life of the investment and believes that effective post-investment review can enhance the value of primary real estate investments. Aon Hewitt seeks to maintain an active dialogue with fund managers regarding issues such as approving various waivers, amendments, or extensions to the partnership documents, checking the allocations of income or loss, reviewing the distribution procedures and allocations, extension periods, fund reductions, conflicts of interest, advisory board matters, and related significant issues.

Aon Hewitt will provide to the Adviser investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports.  An overview of Aon Hewitt’s monitoring activities is included below:

Investment Monitoring

▪	Monitor incoming communications on a daily basis
▪	Review financial statements and other manager reports
▪	Track portfolio activity for compliance with fund investment strategy and guidelines
23

▪	Coordinate required actions and provide guidance to clients for such items as partnership agreement amendments, consents, and waivers
▪	Proactively identify potential portfolio issues and update investment ratings quarterly

Manager Monitoring

▪	Meet with each manager at least annually
▪	Participate on quarterly calls
▪	Monitor manager communications and industry news for developments
▪	Proactively identify potential manager issues

Performance Reporting

▪	Track all client contact, and portfolio information in SunGard InvestranTM
▪	Provide comprehensive streamlined reporting

Criteria Used in Selecting Public Real Estate Securities

The Adviser has retained CenterSquare, a registered investment adviser under the Advisers Act, to manage the portion of the Fund's investment portfolio that is allocated to publicly traded securities, including preferred equity, publicly traded income producing equity and debt real estate securities.  For purposes of the strategy’s investment policies, CenterSquare considers a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The strategy usually holds approximately 40 to 60 stocks.  Under normal circumstances, such securities will likely comprise between 5% and 50% of the Fund’s portfolio.

The Adviser with CenterSquare Investment Management has developed a customized public market investment strategy in line with the objectives of the Fund.  This strategy is comprised of a diversified portfolio of real estate securities identified as undervalued relative to their peers to provide investors with attractive, risk-adjusted returns. CenterSquare aims to uncover low-relative price opportunities across sectors and at different turning points in the real estate cycle by looking beyond the obvious factors of stock price and underlying real estate value. CenterSquare’s strategy recognizes that real estate securities are not simply stock, or real estate, but hybrid financial investments. As such, securities are valued on a number of factors, such as the value of the firm’s property portfolio, as well as critical business and market factors, which include: the company’s capitalization, its position within public capital markets, and quality of its management team.  Based on industry-specific analyses that evaluate stock values as well as operational and qualitative factors, CenterSquare selects approximately 40-60 stocks that it believes offer the most promising total return potential. The portfolio is diversified across sector, region and company. Stock weightings are determined through the use of a rigorous risk control process, which helps enable CenterSquare to maximize the portfolio’s risk-adjusted total returns.

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Investment Strategy – CenterSquare Process

CenterSquare’s investment process consists of both top down and bottom up analyses, as well as an active risk management component:

Step 1: Top-down Research

CenterSquare’s research process begins by considering the macroeconomic landscape and examining factors such as economic growth, interest rates, inflation, employment, and consumer spending. From this perspective, CenterSquare forms and refines an opinion on how each of these macroeconomic factors will impact the different real estate sectors within the U.S. (including office, apartment, retail, hotel, industrial, etc.)  CenterSquare layers pricing considerations into this analysis in order to determine which property sectors to over or underweight.

Step 2: Bottom-up Research

The bottom-up element incorporates both qualitative and quantitative stock-level analysis.

CenterSquare quantifies the valuation of each REIT or REOC’s underlying real estate using traditional real estate valuation tools, such as implied capitalization rates, net asset value, and replacement costs.  This phase of the bottom-up research process involves use of CenterSquare’s proprietary valuation models.  A vital component is a rigorous underwriting of each company’s balance sheet to understand the impact of debt and debt maturities.  This disciplined financial modeling allows CenterSquare to compare valuations across the REIT universe on a like-for-like basis over time.
25

CenterSquare also performs a qualitative assessment  of each REIT or REOC’s management and strategy, governance practices, asset quality, and catalysts.  A critical step of this process involves meeting with management teams in the field and visiting markets and assets in person.  Each REIT in our investment universe is then assessed and ranked across a number of specific factors including quality of property and location, operating prowess, tenant quality and turnover.  The results of the rankings help guide portfolio weights and convictions subject to the aforementioned quantitative assessment.

Step 3: Risk Management

While identifying attractive securities is an important element of the process, risk management ensures a proper balance between alpha generation and risk minimization. This step of CenterSquare’s process focuses on identifying and understanding factor exposures and active bets relative to our benchmark. CenterSquare monitors exposures across a number of factors, including qualitative and quantitative portfolio metrics.

Other Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities.  In these and in other cases, the Fund may not achieve its investment objective.  The Adviser may invest the Fund’s cash balances in any investments it deems appropriate.  The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts.  Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program.  Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio manager are subjective.  The Fund may engage in borrowings and the use of leverage in acquiring investments.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year.  It is anticipated that the Fund’s portfolio turnover rate will ordinarily be between 25% and 75%.  The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate.  The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund.  Further, the Underlying Funds in which the Fund invests may experience high rates of portfolio turnover.  High rates of portfolio turnover in the Underlying Funds may negatively impact their returns and, thus, negatively impact the returns of the Fund.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s Statement of Additional Information.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.  As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.  See “U.S. Federal Income Tax Matters.”

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RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Related to an Investment in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, Public REITs, and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk.  The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly.  The incentive fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee.  The Funds are not publicly traded and therefore may not be as liquid as other types of investments.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments.  For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Funds may leverage to an unlimited extent, and may engage in joint transactions with affiliates.  These characteristics present additional risks for shareholders.

Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.  By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

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Issuer and Non-Diversification Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk.  The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors.  Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.  The Fund’s investments are also subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk.  The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  The Fund’s portfolio manager and the other principals of the Adviser have limited experience in managing a closed-end fund.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks.  Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

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Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Distribution Policy Risk. The Fund's distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Risks Related to Our Investments

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry.  These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties.  Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties.  The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

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Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties.  Residential properties can be significantly affected by the national, regional and local real estate markets.  This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights.  Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

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Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.  The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market.  In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

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Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

REOC Risk. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

Underlying Funds Risk.  The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities.  The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.  The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them.  Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Use of Leverage by the Fund.  Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings.  Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

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In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, Borrowings by the Fund may be made on a secured basis.  The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian.  If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.  In the event of a default, the lenders will have the right, through the Fund’s Custodian, to redeem the Fund’s investments in underlying Investment Funds without consideration of whether doing so would be in the best interests of the Fund’s shareholders.  The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

The use of financial leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.

Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage.  The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value.  Furthermore, Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund.  While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Valuation of Private Investment Funds.  While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in Private Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment.  Moreover, the valuation of the Fund’s investment in a Private Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.  For information about the value of the Fund’s investment in Private Investment Funds, the Adviser will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

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Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.  Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise.  Securities with longer maturities tend to be more sensitive to interest rate changes.  Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time.  In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk.  Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future.  The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline.  Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share.  Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Fixed income and preferred securities also may be subject to prepayment or redemption risk.  If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.  In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Such securities also may be subject to resale restrictions.  The lack of a liquid market for these securities could decrease the Fund’s share price.  Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Option Writing Risk.  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

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Foreign Securities and Emerging Markets Risk.  The Fund may have investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund with investments in foreign securities than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The Fund may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Risks Associated with Debt Financing

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, by the Fund will magnify the Fund’s gains or losses.  The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s gains or losses.  Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest and/or short selling related dividend expenses) than those of funds that do not use such techniques.  In addition, a lender to the Fund may terminate or refuse to renew any credit facility.  If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns on the Fund.

Credit Risk.  There is a risk that debt issuers will not make payments, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult to sell the security.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

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MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser.  The Board is comprised of five trustees (the “Trustees”).  The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund’s investment adviser.  The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management” in the Statement of Additional Information.

Investment Adviser

Griffin Capital Advisor, LLC, located at Griffin Capital Plaza, 1520 E. Grand Avenue, El Segundo, CA 90245, serves as the Fund’s investment adviser.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in August 2013, for the purpose of advising the Fund.  The Adviser is controlled by Griffin Capital Corporation, a Delaware corporation, which is controlled by Kevin Shields because he controls more than 25% of the voting interests of Griffin Capital Corporation as of the date of this prospectus.

Under the general supervision of the Fund’s Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will supervise and provide oversight of the Fund’s service providers.  The Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund.  The Adviser will compensate all Adviser personnel who provide services to the Fund.  In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly management fee computed at the annual rate of 1.50% of the daily net assets.  The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement will be available in the Fund’s annual report to shareholders for fiscal year ending September 30, 2016.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.41% per annum of the Fund’s average daily net assets attributable to Class M shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect, at least until November 30, 2017, unless and until the Board approves its modification or termination.  This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.  After November 30, 2017, the Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion.

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Adviser’s Investment Committee

The Adviser has established an Investment Committee comprised of five persons (the “Committee”) responsible for: setting overall investment policies and strategies of the Adviser; approval of Private Investment Funds being considered for investment by the Fund; establishing allocation targets for the investment portfolio of the Fund among the Private Investment Funds, ETFs, Index Funds, Other Investment Vehicles and other entities in which the Fund intends to invest; and generally overseeing the activities of the Adviser’s Portfolio Manager (see below).

The members of the Committee, and their professional background and experience, are as follows:

Kevin A. Shields -- Mr. Shields is the Chief Executive Officer of our adviser, a position he has held since its inception in 2014.  Mr. Shields also serves as our President and a member of our Board of Trustees, positions he has held since our formation. Mr. Shields is also Chairman and Chief Executive Officer of Griffin Capital Corporation, which he founded in 1995, and  is the chief executive officer of our exclusive wholesale marketing agent, Griffin Capital Securities, LLC and controls our adviser through his ownership of Griffin Capital Corporation. Griffin Capital Corporation, through a wholly-owned subsidiary, owns Griffin Capital Securities, LLC. Mr. Shields also currently serves as Chief Executive Officer and Chairman of the board of directors of Griffin Capital Essential Asset REIT, Inc. and Griffin Capital Essential Asset REIT II, Inc., two public non-traded REITs sponsored by Griffin Capital Corporation, positions he has held since each company's formation in 2008 and 2013, respectively. He is also President and a member of the board of directors of Griffin-Benefit Street Partners BDC Corp. ("GB-BDC"), a non-diversified, closed-end management investment company regulated as a business development company under the 1940 Act, positions he has held since the company's formation in May 2014. He also serves as a non-voting special observer of the board of directors and member of the investment committee of Griffin-American Healthcare REIT III, Inc., a public non-traded REIT co-sponsored by Griffin Capital Corporation. Before founding Griffin Capital Corporation, from 1993 to 1994, Mr. Shields was a Senior Vice President and head of the Structured Real Estate Finance Group at Jefferies & Company, Inc., a Los Angeles-based investment bank. During his tenure at Jefferies, Mr. Shields focused on originating structured lease bond product with a particular emphasis on sub-investment grade lessees. While there, he consummated the first securitized forward lease bond financing for a sub-investment grade credit tenant. From 1992 to 1993, Mr. Shields was the President and Principal of Terrarius Incorporated, a firm engaged in the restructuring of real estate debt and equity on behalf of financial institutions, corporations, partnerships and developers. Prior to founding Terrarius, from 1986 to 1992, Mr. Shields served as a Vice President in the Real Estate Finance Department of Salomon Brothers Inc. in both New York and Los Angeles. During his tenure at Salomon, Mr. Shields initiated, negotiated, drafted and closed engagement, purchase and sale and finance agreements. Mr. Shields holds a J.D. degree, an MBA, and a B.S. degree in Finance and Real Estate from the University of California at Berkeley.

Randy I. Anderson Ph.D., CRE -- Dr. Anderson serves as Chief Investment Officer of our adviser, a position he has held since its inception in 2014, and as Chairman of our Board of Trustees and our Portfolio Manager, positions he has held since our formation. Additionally, Dr. Anderson serves as the Chief Economist of Griffin Capital Corporation, a position he has held since joining Griffin Capital Corporation in 2014.  Dr. Anderson has also been Executive Vice President of Griffin Benefit-Street Partners BDC Corp. and its registered investment adviser, Griffin Capital BDC Advisor, LLC since May 2014. In addition, Dr. Anderson serves as President of Griffin Capital Asset Management Company, LLC, and has held such position since September 2015.  From 2012-2013, Dr. Anderson held several senior executive positions at Bluerock Real Estate LLC, including founding partner of the Bluerock Total Income+ Real Estate Fund, where he was the Portfolio Manager.  Dr. Anderson served as the Howard Phillips Eminent Scholar Chair and Professor of Real Estate at the University of Central Florida from 2008 through 2013, where he was responsible for growing the real estate program, including the establishment of the Professional MS in Real Estate.  While at the University of Central Florida, Dr. Anderson was a member of the University Foundation Investment Sub-Committee which provides investment advice for the endowment, was the academic member of the Florida Association of Realtors Education Foundation Advisory Board, and was an ex-officio board member of the Central Florida Commercial Association of Realtors.  In 2007, Dr. Anderson was President, Chief Executive Officer, and founding partner of Franklin Square Capital Partners, where he helped establish, strategically organize, and capitalize the firm.  From 2005 through 2007, Dr. Anderson also served as Chief Economist for CNL Financial Group as well as Divisional President for CNL Real Estate Advisors.  Prior to CNL, Dr. Anderson was the Chief Economist and Director of Research for the Marcus and Millichap Company from 2002 through 2005 and Vice President of Research at Prudential Real Estate Advisors from 2001 through 2002.

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Dr. Anderson is a former co-editor of the Journal of Real Estate Portfolio Management and the Journal of Real Estate Literature.  Dr. Anderson received the Kinnard Young Scholar Award from the American Real Estate Society, an award which recognizes outstanding real estate scholarship for young academics, served as the Executive Director for the American Real Estate Society, was named a Homer Hoyt Fellow and a NAIOP Distinguished Fellow, and has been invited to guest lecture at leading global universities.  Dr. Anderson received his B.A. in Finance from North Central College in 1991 as a Presidential Scholar and holds a Ph.D. in Finance as a Presidential Fellow from the University of Alabama, where he graduated with highest distinction in 1996.

David C. Rupert -- Mr. Rupert has served as a member of the Investment Committee of our adviser since its inception in 2014. Mr. Rupert has also served as the President of Griffin Capital Corporation since 2010, and served as Chief Operating Officer of Griffin Capital Corporation from 2000-2008. Mr. Rupert also serves as Chief Executive Officer of Griffin-Benefit Street Partners BDC Corp., a position he has held since the company’s formation in 2014, as Executive Vice President of Griffin Capital Essential Asset REIT, Inc., a position he has held since July 2015, and as Executive Vice President of Griffin Capital Essential Asset REIT II, Inc., a position he has held since the company’s formation in November 2014.  Mr. Rupert also previously served as President of Griffin Capital Essential Asset REIT, Inc. from July 2012 through June 2015. Mr. Rupert’s 30 years of commercial real estate and finance experience includes over $9 billion of transactions executed on four continents: North America, Europe, Asia and Australia. From July 2009 to August 2010, Mr. Rupert co-headed an opportunistic hotel fund in partnership with The Olympia Companies, a hotel owner-operator with more than 800 employees, headquartered in Portland, Maine. From March 2008 through June 2009 Mr. Rupert was a partner in a private equity firm focused on Eastern Europe, in particular extended stay hotel and multifamily residential development, and large scale agribusiness in Ukraine. From 1999-2000, Mr. Rupert served as President of CB5, a real estate and restaurant development company that worked closely with the W Hotel division of Starwood Hotels. From 1997-1998 Mr. Rupert provided consulting services in the U.S. and UK to Lowe Enterprises, a Los Angeles-headquartered institutional real estate management firm. From 1986-1996, Mr. Rupert was employed at Salomon Brothers in New York, where he served in various capacities, including the head of REIT underwriting, and provided advice, raised debt and equity capital and provided brokerage and other services for leading public and private real estate institutions and entrepreneurs. Since 1984, Mr. Rupert has served on the Advisory Board to Cornell University’s Endowment for Real Estate Investments, and in August 2010 Mr. Rupert was appointed Co-Chairman of this Board. For more than 15 years, Mr. Rupert has lectured in graduate-level real estate and real estate finance courses in Cornell’s masters-level Program in Real Estate, where he is a founding Board Member. Mr. Rupert received his B.A. degree from Cornell in 1979 and his MBA from Harvard in 1986.

Michael J. Escalante -- Mr. Escalante has served as a member of the Investment Committee of our adviser since its inception in 2014. Mr. Escalante is also Chief Investment Officer of Griffin Capital Corporation, a position he has held since June 2006, where he is responsible for overseeing all acquisition and disposition activities. Mr. Escalante currently serves as President of Griffin Capital Essential Asset REIT, Inc., a position he has held since June 2015, and as Chief Investment Officer of the entity, a position he has held since August 2008. Mr. Escalante currently also serves as President and Director of Griffin Capital Essential Asset REIT II, Inc., positions he has held since November 2013 and February 2015, respectively. With more than 25 years of real estate related investment experience, he has been responsible for completing in excess of $6 billion of commercial real estate transactions throughout the United States. Prior to joining our sponsor in June 2006, Mr. Escalante founded Escalante Property Ventures in March 2005, a real estate investment management company, to invest in value-added and development-oriented infill properties within California and other western states. From 1997 to March 2005, Mr. Escalante served eight years at Trizec Properties, Inc., one of the largest publicly-traded U.S. office REITs, with his final position being Executive Vice President - Capital Transactions and Portfolio Management. While at Trizec, Mr. Escalante was directly responsible for all capital transaction activity for the Western U.S., which included the acquisition of several prominent office projects. Mr. Escalante’s work experience at Trizec also included significant hands-on operations experience as the REIT’s Western U.S. Regional Director with bottom-line responsibility for asset and portfolio management of a 4.6 million square foot office/retail portfolio (11 projects/23 buildings) and associated administrative support personnel (110 total/65 company employees). Prior to joining Trizec, from 1987 to 1997, Mr. Escalante held various acquisitions, asset management and portfolio management positions with The Yarmouth Group, an international investment advisor. Mr. Escalante holds an M.B.A. from the University of California, Los Angeles, and a B.S. in Commerce from Santa Clara University. Mr. Escalante is a full member of the Urban Land Institute and active in many civic organizations.

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Spencer Propper -- Mr. Propper serves as our Associate Portfolio Manager and as Vice President of our adviser. Additionally, Mr. Propper serves as Vice President, Product Development of Griffin Capital Corporation, a position he has held since joining Griffin Capital Corporation in 2014.  Previously, Mr. Propper was a Director at Lakemont Group, a boutique real estate investment banking and consulting firm. Within this role Mr. Propper provided portfolio management services to the Bluerock Total Income Plus Real Estate Fund. Additionally, at the Lakemont Group, Mr. Propper was responsible for overseeing projects for a variety of clients including pension funds, private equity firms and publicly traded real estate companies and specialized in structured finance, market analysis and strategic due diligence. Mr. Propper holds a Masters of Business Administration and Bachelor of Science in Finance and Real Estate from the University of Central Florida.

Portfolio Manager

Subject to the Committee’s oversight, Dr. Randy Anderson, who is a member of the Committee, is the Fund’s portfolio manager (“Portfolio Manager”) and oversees the day to day investment operations of the Fund. Dr. Anderson’s biographical information is presented above.

The Fund’s portfolio manager is supported by an Associate Portfolio Manager, Spencer Propper. Mr. Propper’s biographical information is presented above.

The Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Investment Sub-Advisers

The Adviser has engaged Aon Hewitt, a registered investment adviser under the Advisers Act, to act as the Fund’s Private Sub-Adviser. For 40 years, Aon Hewitt and its affiliates have provided global leadership in investment consulting, and have been leading advisers to corporate and public pension plans, defined contri The Adviser has engaged Aon Hewitt, a registered investment adviser under the Advisers Act, to act as the Fund’s Private Sub-Adviser. For 40 years, Aon Hewitt and its affiliates have provided global leadership in investment consulting, and have been leading advisers to corporate and public pension plans, defined contribution plans, union associations, health systems, financial intermediaries, endowments and foundations. Aon Hewitt's Global Investment Consulting Practice had $84.7 billion ($62.2 billion in the U.S.) in assets under management and $4.2 trillion ($3.1 trillion in the U.S.) in assets under advisement with 2,567 retainer and project clients (899 in the U.S.) as of June 30, 2016.
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Aon Hewitt is the U.S. Investment Consulting Division of Aon Hewitt and an indirect wholly-owned subsidiary of Aon plc, a publicly held company (NYSE: Aon).  Aon Hewitt employs over 30,000 professionals in 90 countries serving more than 20,000 clients worldwide.

The Adviser has engaged CenterSquare Investment Management Inc., a Delaware limited liability company and a registered investment adviser under the Advisers Act, to act as the Fund’s Public Sub-Adviser.  CenterSquare Investment Management Holdings, Inc. was founded in 1987 and is focused exclusively on real estate, with multiple strategies structured to provide attractive investment performance to real estate investors.  CenterSquare Investment Management, Inc. was founded in 1995 and is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc.  CenterSquare Investment Management Holdings, Inc., along with its subsidiary, CenterSquare, is the sole real estate investment subsidiary under the BNY Mellon Investment Management Multi-Boutique model, with $8.2 billion in assets under management as of December 31, 2015.

The Fund and the Adviser intend to seek exemptive relief from the Securities and Exchange Commission regarding the appointment and termination of sub-advisers to the Fund.  If the exemptive relief is obtained, the Adviser may, subject to Board approval, hire or terminate sub-advisers to the Fund without shareholder approval, as required by Section 15(a) of the 1940 Act.  There is no guarantee that the Fund and the Adviser will obtain the contemplated exemptive relief.  Further, there is no certainty regarding when the exemptive relief may be obtained from the Securities and Exchange Commission.  If exemptive relief is granted, shareholders will have to approve the relief in order for the exemptive relief to become effective for the Fund.

Administrator and Accounting Agent

ALPS Fund Services, Inc. (“ALPS”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent. For its services as Administrator and Accounting Agent, the Fund pays ALPS the greater of a minimum fee or fees based on the annual net assets of the Fund (with such minimum fees subject to an annual cost of living adjustment) plus out of pocket expenses.

Transfer Agent

DST Systems, Inc., located at 333 W. 11th Street, Kansas City, Missouri 64105, serves as Transfer Agent.

Custodian

UMB Bank, n.a. (the “Custodian”), with its principal place of business located in Kansas City, Missouri, serves as custodian for the securities and cash of the Fund’s portfolio.  Under a Custody Agreement, the Custodian holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Adviser is obligated to pay expenses associated with providing the services stated in the Investment Advisory Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Adviser is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

ALPS is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting), including compensation of and office space for its officers and employees and administration of the Fund.

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The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

The Investment Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons

A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.  As of September 30, 2016, the name, address and percentage of ownership of each entity or person that owned of record or beneficially 25% or more of the outstanding shares of the Fund were as follows:

Class M
Name & Address	Percentage Owned
None	N/A

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). Each Class M share will be offered at net asset value plus the applicable sales load. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations.

If market quotations are not readily available (as in the case of Private Investment Funds investing in private real estate), securities are valued at fair value as determined by the Board of Trustees. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Adviser.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  Like all investments that are valued at fair value, the Private Investment Funds will be difficult to value.  There is no single standard for determining fair value of a security.  Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate a Fund’s NAV.  Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.  The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.  The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Private Investment Funds could be available on no more than a quarterly basis. For non-calendar quarter-end days, the Fair Value Pricing Committee estimates the fair value of each Private Investment Fund by adjusting the most recent NAV for each Private Investment Fund by the change in a proprietary benchmark that the Fair Value Pricing Committee has deemed to be representative of the entire Private Investment Fund market. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

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The Adviser provides the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Fair Value Pricing Committee of the Board reviews any securities valued by the Adviser in accordance with the Fund’s valuation policies. The Adviser provides the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any.  To the extent deemed necessary by the Adviser, the Fair Value Pricing Committee of the Board reviews any securities valued by the Adviser in accordance with the Fund’s valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.  Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.  Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value.  Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

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CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars,” if any).  The Adviser has adopted policies and procedures and has structured its portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase at net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below).  The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).  Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).  Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends.  Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline.  The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days.  Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

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Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”).  The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”).  The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. You may call 1-888-926-2688 to learn the NAV. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer.

Contingent Deferred Sales Charges

Class M shares are not subject to a contingent deferred sales charge.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline.  Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2.00% of the outstanding shares of the Fund on the Repurchase Request Deadline.  If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis.  However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.
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Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline.  The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph.  If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities.  The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund’s net asset value.

Repurchase of the Fund’s shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares.  Shareholders have no rights to redeem or transfer their shares, other than limited rights of a shareholder’s descendants to redeem shares in the event of such shareholder’s death pursuant to certain conditions and restrictions. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY AND DIVIDEND REINVESTMENT PLAN

Quarterly Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The distribution rate may be modified by the Board from time to time. All or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. Although such distributions are not currently taxable, such distributions will have the effect of lowering a shareholder’s tax basis in the shares which will result in a higher tax liability when the shares are sold, even if they have not increased in value, or, in fact, have lost value. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

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Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

Dividend Reinvestment Policy

The Fund will operate under a dividend reinvestment policy administered by DST Systems, Inc. (the “Agent”). Pursuant to the policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent in writing at Griffin Institutional Access Real Estate Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Such written notice must be received by the Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.

The Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Agent will distribute all proxy solicitation materials, if any, to participating shareholders.
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In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Agent at Griffin Institutional Access Real Estate Fund, c/o DST Systems, Inc., 430 W 7th St, Kansas City, MO 64105-1407. Certain transactions can be performed by calling the toll free number 1-888-926-2688.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information.  There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan.  In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

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The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.  Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy.  For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset).  A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on November 5, 2013. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares, subject to a $2 billion limit on the Fund.  The Fund does not intend to hold annual meetings of its shareholders.

The Fund currently offers five different classes of shares: Class A, Class C, Class I, Class M and Class L shares.  The Fund began continuously offering its common shares on June 30, 2014.  As of May 4, 2015, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares.  On November 16, 2016, the Fund created its Class M and Class L shares.  An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”.  Certain share class details are set forth in “Plan of Distribution”.

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The following table shows the amounts of Fund shares that have been authorized and are outstanding as of September 30, 2016:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	19,159,502
Class C Shares	Unlimited	None	11,443,448
Class I Shares	Unlimited	None	13,251,197
Class M Shares	Unlimited	None	0
Class L Shares	Unlimited	None	0

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value.  Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees.  The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly.  Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Policy.”  The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund.  There are no pre-emptive rights associated with the shares.  The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund.  Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates.  However, upon written request to the Fund’s transfer agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account.  Share certificates that have been issued to an investor may be returned at any time.  The Fund’s transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery.  ALPS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Class of Shares.  The Fund offers Class A and Class C shares by a different prospectus.  Class A and Class C shares are subject to lower investment minimums, but are subject to sales charges, shareholders servicing fees, and distribution fees (Class C Shares only).  The Fund offers Class I and Class L shares by adifferent prospectuses.  Class I shares are subject to higher investment minimums, but are not subject to sales charges, distribution or shareholders servicing fees. Class L shares are subject to sales charges and shareholders servicing fees and are offered only on certain platforms.

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ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund.  The Trustees are elected for indefinite terms and do not stand for reelection.  A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter.  The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation.  Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.  The Distributor is an affiliate of the Administrator.  The Fund’s shares are offered for sale through the Distributor at net asset value plus the applicable sales load.  The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund’s shares.  In reliance on Rule 415, the Fund intends to offer to sell up to $2 billion of its shares, on a continual basis, through the Distributor.  No arrangement has been made to place funds received in an escrow, trust or similar account.  The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use its best efforts to solicit orders for the purchase of the shares.  Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.  Class M shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class M shares and is payable on a quarterly basis.

The Distributor has entered into a “wholesaling” agreement with Griffin Capital Securities, LLC (“Griffin Capital Securities”), a registered broker-dealer and an affiliate of the Adviser.  Pursuant to the terms of the wholesaling agreement, Griffin Capital Securities will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including but not limited to; regional and independent retail broker-dealers.

The Adviser or its affiliates, in the Adviser’s discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale and servicing of Fund shares (the “Additional Compensation”).  In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries’ registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries’.  The Additional Compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner.  The receipt of Additional Compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments.  Additionally, the Adviser or its affiliates pay a servicing fee to the Distributor and for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.  Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

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The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.  The Distributor may, from time to time, perform services for the Adviser and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Adviser purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by ALPS, the Fund’s administrator.  The returned check and stop payment fee is currently $25.  Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Griffin Institutional Access Real Estate Fund to:

Griffin Institutional Access Real Estate Fund
 c/o DST Systems, Inc.
430 W 7th St
Kansas City, MO 64105-1407

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor post-dated checks, postdated on-line bill pay checks, or any conditional purchase order or payment.

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The transfer agent will charge a $25.00 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the transfer agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the transfer agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-888-926-2688 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.  The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Griffin Institutional Access Real Estate Fund
(shareholder registration)
 (shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact ALPS to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $1,000 on specified days of each month into your established Fund account. Please contact the Fund at 1-888-926-2688 for more information about the Fund’s Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-888-926-2688.  If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

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Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, ALPS will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call ALPS at 1-888-926-2688 for additional assistance when completing an application.

If ALPS does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Purchase Terms

The minimum initial purchase by an investor is $25,000.  The Fund reserves the right to waive investment minimums.  The Fund’s shares are offered for sale through its Distributor at net asset value. The price of the shares during the Fund’s continuous offering will fluctuate over time with the net asset value of the shares.

Share Class Considerations

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	how much you intend to invest;

•	how long you expect to own the shares; and

•	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.  Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class M Shares

Class M shares are sold at the prevailing NAV per Class M share and are not subject to any upfront sales charge; however, the following are additional features that should be taken into account when purchasing Class M shares:

•	a minimum initial investment of $25,000 for regular accounts, and a minimum subsequent investment of at least $10,000 (the Fund reserves the right to waive investment minimums); and

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•	a Distribution Fee which will accrue at an annual rate equal to 0.75% of the average daily net assets of the Fund attributable to Class M shares.

The Distributor pays 0.75% of the amount invested to dealers who sell Class M shares.  Because the Class M shares of the Fund are sold at the prevailing NAV per Class M share without an upfront sales load, the entire amount of your purchase is invested immediately.

Shareholder Service Expenses

Class M shares are not subject to shareholder servicing expenses.

Distribution Plan

The Fund, with respect to its Class M shares, is authorized under a “Distribution Plan” to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class M shares.  The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees.  Under a Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.75% of average daily net assets attributable to Class M shares.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Holland & Knight LLP, 1180 West Peachtree Street, N.W., Suite 1800, Atlanta GA 30309.

REPORTS TO SHAREHOLDERS

The Fund will send to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household.  Once implemented, a shareholder must call 1-888-926-2688 to discontinue householding and request individual copies of these documents.  Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and will audit the Fund’s financial statements.  BBD, LLP is located at 1835 Market Street, 26th Floor Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-193637). The complete Registration Statement may be obtained from the SEC at www.sec.gov.  See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.
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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	1
Investment Objective and Policies	2
Repurchases and Transfers of Shares	11
Management of the Fund	16
Codes of Ethics	25
Proxy Voting Policies and Procedures	25
Control Persons and Principal Holders	26
Investment Advisory and Other Services	26
Portfolio Managers	28
Allocation of Brokerage	29
Tax Status	30
Other Information	34
Independent Registered Public Accounting Firm	35
Financial Statements	35
Appendix A – Griffin Capital Advisors, LLC Proxy Voting Policies and Procedures	36
Appendix B – CenterSquare Investment Management, Inc. Proxy Voting Policies and Procedures	40

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NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to the Fund.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.
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Griffin Institutional Access Real Estate Fund
Class M Shares (GMREX) of Beneficial Interest

November 16, 2016

Investment Adviser
Griffin Capital Advisor, LLC

All dealers that buy, sell or trade the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus in accordance with the terms of the dealers’ agreements with the Fund’s Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

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